AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 26, 2019
1933 Act No. 333-74295
1940 Act No. 811-09253

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 666 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 667 [X]

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant’s Telephone Number)

Catherine F. Kennedy
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is proposed that this filing will become effective: (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on December 1, 2019 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on [ ] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note: This Post-Effective Amendment No. 666 to the Registration Statement of Wells Fargo Funds Trust (the “Trust”) is being filed primarily to add the audited financial statements and certain related financial information for the fiscal period ended July 31, 2019, for the Wells Fargo U.S. Equity Funds, and to make certain other non-material changes to the Registration Statement.

WELLS FARGO FUNDS TRUST

PART A
WELLS FARGO U.S. EQUITY FUNDS
PROSPECTUSES

Prospectus December 1, 2019	.
U.S. Equity Funds

Fund	Class A	Class C
Wells Fargo Classic Value Fund (formerly Wells Fargo Intrinsic Value Fund)	EIVAX	EIVCX
Wells Fargo Disciplined U.S. Core Fund	EVSAX	EVSTX
Wells Fargo Endeavor Select Fund	STAEX	WECCX
Wells Fargo Growth Fund	SGRAX	WGFCX
Wells Fargo Large Cap Core Fund	EGOAX	EGOCX
Wells Fargo Large Cap Growth Fund	STAFX	STOFX
Wells Fargo Large Company Value Fund	WLCAX	WFLVX
Wells Fargo Low Volatility U.S. Equity Fund	WLVLX	WLVKX
Wells Fargo Omega Growth Fund	EKOAX	EKOCX
Wells Fargo Premier Large Company Growth Fund	EKJAX	EKJCX

.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Account Information
Share Class Eligibility..............................................................................................................................	61
Share Class Features...............................................................................................................................	61
Reductions and Waivers of Sales Charges...................................................................................................	62
Compensation to Financial Professional and Intermediaries..........................................................................	64
Buying and Selling Fund Shares...............................................................................................................	66
Exchanging Fund Shares.........................................................................................................................	68
Frequent Purchases and Redemptions of Fund Shares.................................................................................	68
Account Policies....................................................................................................................................	70
Distributions.........................................................................................................................................	72
Other Information
Taxes...................................................................................................................................................	73
Financial Highlights...............................................................................................................................	74
Appendix
Appendix A - Sales Charge Reductions and Waivers for Certain Intermediaries.................................................	85

Classic Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 61 and 62 of the Prospectus and “Additional Purchase and Redemption Information” on page 80 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 85 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.69%	0.69%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	1.19%	1.94%
Fee Waivers	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.11%	1.86%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$682	$289	$189
3 Years	$924	$601	$601
5 Years	$1,184	$1,040	$1,040
10 Years	$1,929	$2,258	$2,258

3  |  U.S. Equity Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $564.07 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  4

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A as of 12/31 each year[1] (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 2nd Quarter 2009	+18.28%
	Lowest Quarter: 3rd Quarter 2011	-16.57%
Year-to-date total return as of 9/30/2019 is +23.33%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	8/1/2006	-11.09%	3.84%	10.85%
Class A (after taxes on distributions)	8/1/2006	-12.73%	1.76%	9.28%
Class A (after taxes on distributions and the sale of Fund Shares)	8/1/2006	-5.26%	2.89%	8.93%
Class C (before taxes)	8/1/2006	-7.35%	4.29%	10.66%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		-8.27%	5.95%	11.18%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

5  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Miguel E. Giaconi, CFA, Portfolio Manager / 2013 Jean-Baptiste Nadal, CFA, Portfolio Manager / 2013

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  6

Disciplined U.S. Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 61 and 62 of the Prospectus and “Additional Purchase and Redemption Information” on page 80 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 85 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.34%	0.34%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	0.84%	1.59%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.84%	1.59%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.87% for Class A, and 1.62% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$656	$262	$162
3 Years	$828	$502	$502
5 Years	$1,014	$866	$866
10 Years	$1,553	$1,889	$1,889

7  |  U.S. Equity Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  8

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A shares as of 12/31 each year[1] (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 3rd Quarter 2009	+14.89%
	Lowest Quarter: 3rd Quarter 2011	-14.61%
Year-to-date total return as of 9/30/2019 is +17.95%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	2/28/1990	-13.66%	6.42%	11.59%
Class A (after taxes on distributions)	2/28/1990	-14.98%	4.27%	9.67%
Class A (after taxes on distributions and the sale of Fund Shares)	2/28/1990	-7.07%	4.69%	9.27%
Class C (before taxes)	6/30/1999	-10.04%	6.90%	11.40%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
1.	Historical performance shown prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

9  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Justin P. Carr, CFA, Portfolio Manager / 2017 Robert M. Wicentowski, CFA, Portfolio Manager / 2019

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  10

Endeavor Select Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 61 and 62 of the Prospectus and “Additional Purchase and Redemption Information” on page 80 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 85 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.60%	0.60%
Total Annual Fund Operating Expenses	1.30%	2.05%
Fee Waivers	(0.27)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.03%	1.78%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$674	$281	$181
3 Years	$912	$589	$589
5 Years	$1,197	$1,052	$1,052
10 Years	$2,007	$2,335	$2,335

11  |  U.S. Equity Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  12

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 1st Quarter 2012	+18.59%
	Lowest Quarter: 3rd Quarter 2011	-16.55%
Year-to-date total return as of 9/30/2019 is +27.46%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/29/2000	-3.33%	7.60%	12.92%
Class A (after taxes on distributions)	12/29/2000	-9.10%	1.83%	9.73%
Class A (after taxes on distributions and the sale of Fund Shares)	12/29/2000	1.78%	4.93%	10.22%
Class C (before taxes)	12/29/2000	0.74%	8.02%	12.73%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

13  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael T. Smith, CFA, Portfolio Manager/2010 Christopher J. Warner, CFA, Portfolio Manager/2016

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  14

Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 61 and 62 of the Prospectus and “Additional Purchase and Redemption Information” on page 80 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 85 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.18%	1.93%
Fee Waivers	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.16%	1.91%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$686	$294	$194
3 Years	$926	$604	$604
5 Years	$1,185	$1,040	$1,040
10 Years	$1,923	$2,252	$2,252

15  |  U.S. Equity Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  16

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 1st Quarter 2012	+19.37%
	Lowest Quarter: 4th Quarter 2018	-17.58%
Year-to-date total return as of 9/30/2019 is +26.40%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	2/24/2000	-5.63%	5.99%	15.36%
Class A (after taxes on distributions)	2/24/2000	-9.90%	1.51%	12.78%
Class A (after taxes on distributions and the sale of Fund Shares)	2/24/2000	0.00%	4.27%	12.78%
Class C (before taxes)	12/26/2002	-1.64%	6.43%	15.18%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-2.12%	9.99%	15.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

17  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Thomas C. Ognar, CFA, Portfolio Manager / 2002

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  18

Large Cap Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 61 and 62 of the Prospectus and “Additional Purchase and Redemption Information” on page 80 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 85 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.69%	0.69%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	1.19%	1.94%
Fee Waivers	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.08%	1.83%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$679	$286	$186
3 Years	$921	$599	$599
5 Years	$1,182	$1,037	$1,037
10 Years	$1,926	$2,255	$2,255

19  |  U.S. Equity Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 10% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund’s investment restrictions.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  20

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A as of 12/31 each year[1] (Returns do not reflect sales charges and would be lower if they did
.	Highest Quarter: 1st Quarter 2012	+15.12%
	Lowest Quarter: 3rd Quarter 2011	-17.16%
Year-to-date total return as of 9/30/2019 is +16.38%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/17/2007	-13.97%	5.64%	10.95%
Class A (after taxes on distributions)	12/17/2007	-16.40%	4.84%	10.46%
Class A (after taxes on distributions and the sale of Fund Shares)	12/17/2007	-6.40%	4.42%	9.10%
Class C (before taxes)	12/17/2007	-10.43%	6.11%	10.77%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

21  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	John R. Campbell, CFA, Portfolio Manager / 2015 Vince Fioramonti, CFA, Portfolio Manager / 2019 Jeff C. Moser, CFA[1], Portfolio Manager / 2007
1.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  22

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 61 and 62 of the Prospectus and “Additional Purchase and Redemption Information” on page 80 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 85 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.69%	0.69%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	1.18%	1.93%
Fee Waivers	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.07%	1.82%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$678	$285	$185
3 Years	$918	$595	$595
5 Years	$1,177	$1,032	$1,032
10 Years	$1,915	$2,245	$2,245

23  |  U.S. Equity Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $564.07 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  24

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A as of 12/31 each year[1,2] (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 1st Quarter 2012	+17.94%
	Lowest Quarter: 4th Quarter 2018	-16.41%
Year-to-date total return as of 9/30/2019 is +22.98%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)1,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/30/2010	-5.15%	7.03%	13.31%
Class A (after taxes on distributions)	7/30/2010	-10.43%	4.10%	11.66%
Class A (after taxes on distributions and the sale of Fund Shares)	7/30/2010	1.02%	5.43%	11.12%
Class C (before taxes)	7/30/2010	-1.11%	7.49%	13.14%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%
1.	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Class A would be higher.
2.	Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to the Class C shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

25  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Bob Gruendyke, CFA, Portfolio Manager / 2017 Thomas C. Ognar, CFA, Portfolio Manager / 2005

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  26

Large Company Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 61 and 62 of the Prospectus and “Additional Purchase and Redemption Information” on page 80 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 85 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.57%	0.57%
Total Annual Fund Operating Expenses	0.97%	1.72%
Fee Waivers	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.83%	1.58%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$655	$261	$161
3 Years	$853	$528	$528
5 Years	$1,068	$920	$920
10 Years	$1,684	$2,019	$2,019

27  |  U.S. Equity Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:
• at least 80% of the Fund’s net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of U.S. large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $564.07 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures contracts to equitize uninvested cash.

We construct a diversified portfolio of large capitalization equity securities that we believe, based on the use of a proprietary quantitative investment process, will outperform the broad market (net of fees) while maintaining a risk profile similar to the Russell 1000® Value Index. In an attempt to minimize the likelihood and magnitude of underperformance versus the Russell 1000® Value Index, under normal market conditions, the Fund will seek to create a portfolio with sector exposures, as well as value and market capitalization characteristics that are relatively consistent with that index. We monitor the risk-return tradeoff of the overall portfolio, and will either rebalance the portfolio or sell one or more individual securities when our expected return targets are reached, or when portfolio risks increase beyond acceptable levels.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  28

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 3rd Quarter 2009	+17.51%
	Lowest Quarter: 3rd Quarter 2011	-16.57%
Year-to-date total return as of 9/30/2019 is +12.93%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/31/2008	-15.09%	2.44%	8.66%
Class A (after taxes on distributions)	3/31/2008	-18.34%	-0.28%	6.87%
Class A (after taxes on distributions and the sale of Fund Shares)	3/31/2008	-8.03%	1.68%	6.94%
Class C (before taxes)	3/31/2008	-11.57%	2.89%	8.49%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		-8.27%	5.95%	11.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

29  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Dennis Bein, CFA, Portfolio Manager / 2017 Ryan Brown, CFA, Portfolio Manager / 2017 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2017

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  30

Low Volatility U.S. Equity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 61 and 62 of the Prospectus and “Additional Purchase and Redemption Information” on page 80 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 85 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	1.10%	1.10%
Total Annual Fund Operating Expenses	1.50%	2.25%
Fee Waivers	(0.77)%	(0.77)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.73%	1.48%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$645	$251	$151
3 Years	$951	$629	$629
5 Years	$1,277	$1,135	$1,135
10 Years	$2,200	$2,525	$2,525

31  |  U.S. Equity Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of domestic issuers.

In pursuing the Fund’s investment objective, we seek to produce returns that are similar to those of the Russell 1000® Index, but with lower volatility over a full market cycle. We may invest in equity securities of any market capitalization, but will primarily invest in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $564.07 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Our investment process uses multiple risk models to evaluate and forecast the risks for all constituents of the Russell 1000® Index. We then construct a diversified portfolio of stocks with below average forecasted risk characteristics in an effort to achieve market-like returns with considerably less volatility than the U.S. equity market as a whole. We monitor the portfolio’s overall risk and the risk of each individual security and either rebalance the portfolio or sell one or more individual securities when those risks increase beyond acceptable levels.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund after the permitted seeding period following the Fund’s inception, the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences. As of November 22, 2019, the Manager and/or its affiliates held approximately 78.43% of the Fund’s shares in the form of a seed capital investment intended to enable the Fund to commence investment operations and/or achieve sufficient scale. This percentage may change over time.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  32

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 1st Quarter 2017	+4.78%
	Lowest Quarter: 4th Quarter 2018	-8.15%
Year-to-date total return as of 9/30/2019 is +22.40%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Performance since inception
Class A (before taxes)	10/31/2016	-10.81%	N/A	2.40%
Class A (after taxes on distributions)	10/31/2016	-12.50%	N/A	0.97%
Class A (after taxes on distributions and the sale of Fund Shares)	10/31/2016	-5.29%	N/A	1.70%
Class C (before taxes)	10/31/2016	-6.99%	N/A	4.49%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		-4.78%	N/A	9.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

33  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Dennis Bein, CFA, Portfolio Manager / 2016 Ryan Brown, CFA, Portfolio Manager / 2016 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2016

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  34

Omega Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 61 and 62 of the Prospectus and “Additional Purchase and Redemption Information” on page 80 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 85 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.78%	0.78%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	1.28%	2.03%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.28%	2.03%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 1.30% for Class A, and 2.05% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$698	$306	$206
3 Years	$958	$637	$637
5 Years	$1,237	$1,093	$1,093
10 Years	$2,031	$2,358	$2,358

35  |  U.S. Equity Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances,

■	the Fund invests at least 80% of its total assets in equity securities; and

■	may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  36

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A as of 12/31 each year[1] (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 1st Quarter 2012	+19.27%
	Lowest Quarter: 3rd Quarter 2011	-19.41%
Year-to-date total return as of 9/30/2019 is +24.96%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	4/29/1968	-5.79%	5.81%	13.47%
Class A (after taxes on distributions)	4/29/1968	-8.54%	3.24%	11.71%
Class A (after taxes on distributions and the sale of Fund Shares)	4/29/1968	-1.58%	4.19%	11.04%
Class C (before taxes)	8/2/1993	-1.79%	6.26%	13.28%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-2.12%	9.99%	15.15%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

37  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael T. Smith, CFA, Portfolio Manager / 2010 Christopher J. Warner, CFA, Portfolio Manager / 2016

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  38

Premier Large Company Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $10,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 61 and 62 of the Prospectus and “Additional Purchase and Redemption Information” on page 80 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 85 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.66%	0.66%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	1.15%	1.90%
Fee Waivers	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.11%	1.86%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$682	$289	$189
3 Years	$916	$593	$593
5 Years	$1,168	$1,023	$1,023
10 Years	$1,889	$2,219	$2,219
39  |  U.S. Equity Funds

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $564.07 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  40

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A as of 12/31 each year[1] (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 1st Quarter 2012	+18.49%
	Lowest Quarter: 4th Quarter 2018	-17.04%
Year-to-date total return as of 9/30/2019 is +24.17%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/20/1998	-4.91%	6.38%	13.27%
Class A (after taxes on distributions)	1/20/1998	-8.71%	3.47%	11.65%
Class A (after taxes on distributions and the sale of Fund Shares)	1/20/1998	0.07%	4.86%	11.08%
Class C (before taxes)	1/22/1998	-0.90%	6.83%	13.09%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

41  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2010 Bob Gruendyke, CFA, Portfolio Manager / 2017 Thomas C. Ognar, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  42

Details About the Funds

Classic Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $564.07 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

43  |  U.S. Equity Funds

Disciplined U.S. Core Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Derivatives Risk ■ Futures Contracts Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  44

Endeavor Select Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

45  |  U.S. Equity Funds

Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  46

Large Cap Core Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 10% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund’s investment restrictions.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

47  |  U.S. Equity Funds

Large Cap Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $564.07 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  48

Large Company Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:
• at least 80% of the Fund’s net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of U.S. large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $564.07 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures contracts to equitize uninvested cash.

We construct a diversified portfolio of large capitalization equity securities that we believe, based on the use of a proprietary quantitative investment process, will outperform the broad market (net of fees) while maintaining a risk profile similar to the Russell 1000® Value Index. In an attempt to minimize the likelihood and magnitude of underperformance versus the Russell 1000® Value Index, under normal market conditions, the Fund will seek to create a portfolio with sector exposures, as well as value and market capitalization characteristics that are relatively consistent with that index. We monitor the risk-return tradeoff of the overall portfolio, and will either rebalance the portfolio or sell one or more individual securities when our expected return targets are reached, or when portfolio risks increase beyond acceptable levels.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Derivatives Risk ■ Futures Contracts Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

49  |  U.S. Equity Funds

Low Volatility U.S. Equity Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of domestic issuers.

In pursuing the Fund’s investment objective, we seek to produce returns that are similar to those of the Russell 1000® Index, but with lower volatility over a full market cycle. We may invest in equity securities of any market capitalization, but will primarily invest in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $564.07 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Our investment process uses multiple risk models to evaluate and forecast the risks for all constituents of the Russell 1000® Index. We then construct a diversified portfolio of stocks with below average forecasted risk characteristics in an effort to achieve market-like returns with considerably less volatility than the U.S. equity market as a whole. We monitor the portfolio’s overall risk and the risk of each individual security and either rebalance the portfolio or sell one or more individual securities when those risks increase beyond acceptable levels.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Growth/Value Investing Risk ■ Management Risk ■ Market Risk	■ New Fund Risk ■ Regulatory Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  50

Omega Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances,

■	the Fund invests at least 80% of its total assets in equity securities; and

■	may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

51  |  U.S. Equity Funds

Premier Large Company Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $564.07 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  52

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives’ underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of a derivative strategy will be affected by the portfolio manager’s ability to assess and predict market or economic developments and their impact on the derivatives’ underlying assets, indexes or reference rates, as well as the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the portfolio manager believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or reference rates, and increase the volatility of the Fund’s net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit certain characteristics, such as growth characteristics or value characteristics, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities that exhibit different characteristics.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

53  |  U.S. Equity Funds

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund’s inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may have recently become public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Portfolio Holdings Information

A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

U.S. Equity Funds  |  54

Pricing Fund Shares

A Fund’s NAV is the value of a single share. The NAV is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open, although a Fund may deviate from this calculation time under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading; however, under unusual or unexpected circumstances, a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund’s assets are traded in various markets on days when the Fund is closed, the value of the Fund’s assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund’s assets may not occur on days when the Fund is open.

With respect to any portion of a Fund’s assets that may be invested in other mutual funds, the value of the Fund’s shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund’s interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund’s assets invested directly in securities, the Fund’s investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value as of the time a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price are made available, but before the time as of which a Fund calculates its NAV, that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund’s securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund’s Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

55  |  U.S. Equity Funds

Management of the Funds

The Manager

Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

Funds Management is also responsible for providing Fund-level administrative services to the Fund, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.

To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.

A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s Annual report for the period ended July 31st.

For each Fund’s most recent fiscal year end, the Management Fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Classic Value Fund	0.62%
Disciplined U.S. Core Fund	0.34%
Endeavor Select Fund	0.60%
Growth Fund	0.68%
Large Cap Core Fund	0.58%
Large Cap Growth Fund	0.59%
Large Company Value Fund	0.27%
Low Volatility U.S. Equity Fund	0.00%
Omega Growth Fund	0.78%
Premier Large Company Growth Fund	0.62%

U.S. Equity Funds  |  56

The Sub-Adviser and Portfolio Managers

The following Sub-adviser and Portfolio Managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The Sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment Manager to the Funds. The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Dennis Bein, CFA Large Company Value Fund Low Volatility U.S. Equity Fund	Mr. Bein joined Wells Capital Management or one of its predecessor firms in 1995, where he currently serves as a Portfolio Manager for the Analytic Investors team.
Ryan Brown, CFA Large Company Value Fund Low Volatility U.S. Equity Fund	Mr. Brown joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Analytic Investors team.
John R. Campbell, CFA Large Cap Core Fund	Mr. Campbell joined Wells Capital Management or one of its predecessor firms in 2006, where he currently serves as a Senior Portfolio Manager for the Golden Capital Equity team.
Justin P. Carr, CFA Disciplined U.S. Core Fund	Mr. Carr joined Wells Capital Management or one of its predecessor firms in 2001, where he currently serves as Portfolio Manager and Analyst for the Golden Capital Equity team.
Harindra de Silva, Ph.D., CFA Large Company Value Fund Low Volatility U.S. Equity Fund	Mr. de Silva joined Wells Capital Management or one of its predecessor firms in 1995, where he currently serves as President and Portfolio Manager for the Analytic Investors team.
Joseph M. Eberhardy, CFA, CPA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Eberhardy joined Wells Capital Management or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Vince Fioramonti, CFA Large Cap Core Fund	Mr. Fioramonti joined Wells Capital Management or one of its predecessor firms in 2012, where he currently serves as a Senior Portfolio Manager for the Golden Capital Equity team.
Miguel E. Giaconi, CFA Classic Value Fund	Mr. Giaconi joined Wells Capital Management or one of its predecessor firms in 2003, where he currently serves as a Portfolio Manager and Director of Research with the MetWest Capital Equity team.
Bob Gruendyke, CFA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Gruendyke joined Wells Capital Management in 2008, where he currently serves as a portfolio manager on the Heritage Growth Equity team.
Jeff C. Moser, CFA[1] Large Cap Core Fund

Mr. Moser joined Wells Capital Management or one of its predecessor firms in 1999, where he currently serves as Portfolio Manager for the Golden Capital Equity team. Prior to joining Wells Capital Management, he served as a founding partner of Golden Capital Management, LLC.

Jean-Baptiste Nadal, CFA Classic Value Fund	Mr. Nadal joined Wells Capital Management or one of its predecessor firms in 2011, where he currently serves as Team Leader and Senior Portfolio Manager with the MetWest Capital Equity team.
Thomas C. Ognar, CFA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Ognar joined Wells Capital Management or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.
Michael T. Smith, CFA Endeavor Select Fund Omega Growth Fund	Mr. Smith joined Wells Capital Management or one of its predecessor firms in 2000, where he currently serves as a Managing Director and Senior Portfolio Manager on the Fundamental Growth Equity team.

57  |  U.S. Equity Funds

Christopher J. Warner, CFA Endeavor Select Fund Omega Growth Fund	Mr. Warner joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Robert M. Wicentowski, CFA Disciplined U.S. Core Fund

Mr. Wicentowski joined Wells Capital Management or one of its predecessor firms in 2016, where he currently serves as a Portfolio Manager and Analyst for the Golden Capital Equity team. Prior to joining Wells Capital Management, he served as a Manager of Portfolio Research at WBI Investments, LLC. Prior to WBI Investments, Mr. Wicentowski served as a Senior Global Strategist for the Options Strategy Group for Wells Fargo Bank, N.A.

1.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).

As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

U.S. Equity Funds  |  58

Sub-Adviser’s Prior Performance History

Large Company Value Fund. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Wells Capital Management with substantially similar investment objectives, policies and strategies as the Fund (the “Composite”). The discretionary accounts included in the Composite are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the Investment Company Act of 1940 the (“1940 Act”) and Subchapter M of the Internal Revenue Code. As a result, the investment portfolio of the Fund, if it had been in operation during the periods shown, would likely have differed to some extent from the portfolio of the accounts included in the Composite. If the accounts in the Composite had been subject to these restrictions, the performance of the Composite might have been adversely affected.

The Composite’s performance information presented below includes actual brokerage commissions and execution costs paid by the discretionary accounts and has been adjusted to reflect the higher expenses of the Class A shares of the Fund, as shown in the “Total Annual Operating Expenses After Fee Waiver” row in the Fund’s Annual Operating Expenses Table. The Composite’s performance does not represent historical performance of the Fund and should not be interpreted as indicative of the future performance for the Fund. The performance information for the Composite should not be relied upon as a substitute for the Fund’s performance information or as an indication of the future performance of the Fund because, among other things, the cash flow in and out of the Fund and the accounts comprising the Composite, and the fees and expenses and the portfolio size and positions of the accounts comprising the Composite and the Fund will vary. The Composite performance information presented below was calculated in accordance with the methodology contained in the CFA Institute’s Global Investment Performance Standards, which differs from the SEC’s standard methodology for calculating performance. Past performance of the Composite shown below is no guarantee of similar future performance for the Fund.

Calendar Year Total Returns for Composite as of 12/31 each year (adjusted to reflect Class A expenses) (returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 2nd Quarter 2009	17.67%
	Lowest Quarter: 4th Quarter 2008	-19.96%

The table below compares the performance of the Composite to that of the Russell 1000® Value Index as of December 31, 2018.

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date	1 Year	5 Year	10 Year
Composite Class A	7/1/2000	-2.58%	5.40%	11.14%
Composite Class C		-10.57%	4.82%	9.73%
Russell 1000® Value (reflects no deduction for fees, expenses or taxes)		-4.78%	8.21%	13.28%

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Low Volatility U.S. Equity Fund. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Wells Capital Management with substantially similar investment objectives, policies and strategies as the Fund (the “Composite”). The discretionary accounts included in the Composite are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the Investment Company Act of 1940 the (“1940 Act”) and Subchapter M of the Internal Revenue Code. As a result, the investment portfolio of the Fund, if it had been in operation during the periods shown, would likely have differed to some extent from the portfolio of the accounts included in the Composite. If the accounts in the Composite had been subject to these restrictions, the performance of the Composite might have been adversely affected.

The Composite’s performance information presented below includes actual brokerage commissions and execution costs paid by the discretionary accounts and has been adjusted to reflect the sales charges and higher expenses of the Class A shares of the Fund. The Composite’s performance does not represent historical performance of the Fund and should not be interpreted as indicative of the future performance for the Fund. The performance information for the Composite should not be relied upon as a substitute for the Fund’s performance information or as an indication of the future performance of the Fund because, among other things, the cash flow in and out of the Fund and the accounts comprising the Composite, and the fees and expenses and the portfolio size and positions of the accounts comprising the Composite and the Fund will vary. The Composite performance information presented below was calculated in accordance with the methodology contained in the CFA Institute’s Global Investment Performance Standards, which differs from the SEC’s standard methodology for calculating performance. Past performance of the Composite shown below is no guarantee of similar future performance for the Fund.

Calendar Year Total Returns for Class A as of 12/31 each year (adjusted to reflect Class A expenses) (returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 1st Quarter 2013	13.91%
	Lowest Quarter: 4th Quarter 2008	-21.31%

The table below compares the performance of the Composite to that of the Russell 1000® Index as of December 31, 2018.

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date	1 Year	5 Year	10 Year
Composite Class A	10/31/2004	0.55%	10.35%	6.84%
Composite Class C	10/31/2004	-5.98%	6.13%	10.49%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		-4.78%	8.21%	13.28%

U.S. Equity Funds  |  60

Account Information

Share Class Eligibility

Please see the section entitled “Purchase and Sale of Fund Shares” in the Fund Summary for a schedule of minimum investment amounts. Purchases made through a customer account at an intermediary may be subject to different minimum investment amounts. Please contact your financial professional for additional information.

We allow reduced minimum initial and subsequent investment amounts if you sign up for an automatic investment plan. For additional information regarding available automatic plans, please see the section entitled “Account Policies” below.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Share Class Features

The table below summarizes the key features of the share classes offered through this Prospectus. You should review the ”Reductions and Waivers of Sales Charges” section of the Prospectus before choosing which share class to buy. You also should review your Fund’s table of Annual Fund Operating Expenses, as other fees and expenses may vary by class.

	Class A	Class C
Front-End Sales Charge	5.75%	None
Contingent Deferred Sales Charge (CDSC)	None (except that if you redeem Class A shares purchased at or above the $1,000,000 breakpoint level within eighteen months from the date of purchase, you will pay a CDSC of 1.00%)	1% if shares are sold within one year after purchase
Ongoing Distribution (12b-1) Fees	None	0.75%
Shareholder Servicing Fee	0.25%	0.25%
Purchase Maximum	None	Not to equal or exceed $1,000,000
Annual Expenses	Lower ongoing expenses than Class C	Higher ongoing expenses than Class A because of 12b-1 fees
Conversion Feature	None	Yes. Converts to Class A shares after 10 years

Information regarding sales charges, breakpoint levels, reductions and waivers is also available free of charge on our website at wfam.com. You may wish to discuss your choice of share class with your financial professional.

Class A Shares Sales Charges

If you choose to buy Class A shares, you will pay the public offering price which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the public offering price is lower for these purchases. The dollar amount of the sales charge is the difference between the public offering price of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. As described below, existing holdings may count towards meeting the breakpoint level applicable to an additional purchase. Because of rounding in the calculation of the public offering price, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

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Class A Shares Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested	Commission Paid to Intermediary As % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 and over	0.00%[1]	0.00%	1.00%[2]
1.	If you redeem Class A shares purchased at or above the $1,000,000 breakpoint level within eighteen months from the date of purchase, you will pay a CDSC of 1.00% of the NAV of the shares on the date of original purchase. Certain exceptions apply (see “CDSC Waivers”).
2.	The commission paid to an Intermediary on purchases above the $1,000,000 breakpoint level includes an advance of the first year’s shareholder servicing fee.

Class C Shares Sales Charges

If you choose Class C shares, you buy them at NAV and the Fund’s distributor pays sales commissions of up to 1.00% of the purchase price to the intermediary. These commissions include an advance of the first year’s distribution and shareholder servicing fee. If you redeem your shares within one year from the date of purchase, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). You will not be assessed a CDSC on Class C shares you redeem that were purchased with reinvested distributions. Class C share exchanges will not trigger a CDSC and the new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Class C Shares Conversion Feature

Effective February 5, 2019, Class C shares will convert automatically into Class A shares ten years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, ten years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested distributions also will convert into Class A shares on a pro rata basis. A shorter holding period may also apply depending on your intermediary - please see Appendix A for further information.

Reductions and Waivers of Sales Charges

You should consider whether you are eligible for any of the reductions or waivers of sales charges discussed below when you are deciding which share class to buy. The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial professional at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts. Please see Appendix A for information on intermediaries that currently have different policies and procedures regarding the availability of sales charge reductions and waivers.

In addition, consult the section entitled “Additional Purchase and Redemption Information” in the Statement of Additional Information for further details regarding reductions and waivers of sales charges, which we may change from time to time.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders. If you own Fund shares as part of another account, such as an IRA or a sweep account, you should read

U.S. Equity Funds  |  62

the terms and conditions that apply for that account, which may supercede the terms described here. Contact your financial professional for further information.

Front-End Sales Charge Reductions

You may be eligible for a reduction in the front-end sales charge applicable to purchases of Class A shares under the following circumstances:

■	You pay a lower sales charge if you are investing an amount over a breakpoint level. See “Class A Shares Sales Charges” above.

■	By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint level within the next 13 months in one or more Wells Fargo Funds. Purchases made prior to signing the LOI as well as reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales charge you paid and the sales charge you should have paid. Otherwise, we will release the escrowed shares to you when you have invested the agreed upon amount.

■	Rights of Accumulation (ROA) allow you to aggregate Class A and Class C shares of any Wells Fargo Fund already owned (excluding Wells Fargo money market fund shares, unless you notify us that you previously paid a sales charge on those assets) in order to reach breakpoint levels and to qualify for sales charge reductions on subsequent purchases of Class A shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A and Class C shares of any Wells Fargo Fund already owned and adding the dollar amount of your current purchase. The following table provides information about the types of accounts that can and cannot be aggregated to qualify for sales charge reductions:

Can this type of account be aggregated?	Yes	No
Individual accounts	✔
Joint accounts	✔
UGMA/UTMA accounts	✔
Trust accounts over which the shareholder has individual or shared authority	✔
Solely owned business accounts	✔
Traditional and Roth IRAs	✔
SEP IRAs	✔
SIMPLE IRAs	✔
Group Retirement Plans		✔
529 Plan accounts[1]		✔
1.	These accounts may be aggregated at the plan level for purposes of establishing eligibility for sales charge reductions. When plan assets in a Fund’s Class A and Class C shares (excluding Wells Fargo money market fund shares) reach a breakpoint level, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own shares in one or more accounts that can be aggregated with your current purchase to reach a sales charge breakpoint level, you must, at the time of your purchase specifically identify those shares to your financial professional or the Fund’s transfer agent. Only balances currently held entirely either in accounts with the Funds or, if held in an account through an intermediary, at the same firm through which you are making your current purchase, will be eligible to be aggregated with your current purchase for determining your Class A sales charge. For an account to qualify for a sales charge reduction, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other shares for purposes of receiving a sales charge reduction.

Front-End Sales Charge Waivers

If you fall into any of the following categories, you can buy Class A shares without a front-end sales charge:

■	You pay no sales charges on Fund shares you buy with reinvested distributions.

■	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the same Fund within 90 days of the date of redemption. The purchase must be made back into the same account. Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to exercise this provision for the first 30 days after your redemption. Systematic transactions through the automatic

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investment plan, the automatic exchange plan and the systematic withdrawal plan are excluded from these provisions.

■	Current and retired employees, directors/trustees and officers of:

•	Wells Fargo Funds (including any predecessor funds);

•	Wells Fargo & Company and its affiliates; and

•	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the foregoing.

■	Current employees of:

•	the Fund’s transfer agent;

•	broker-dealers who act as selling agents;

•	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the foregoing; and

•	a Fund’s sub-adviser(s), but only for the Fund(s) for which such sub-adviser provides investment advisory services.

■	Qualified registered investment advisers who buy through an intermediary who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

■	Insurance company separate accounts.

■	Funds of Funds, subject to review and approval by Funds Management.

■	Group employer-sponsored retirement and deferred compensation plans and group employer-sponsored employee benefit plans (including health savings accounts) and trusts used to fund those plans. Traditional IRAs, Roth IRAs, SEPs, SARSEPs, SIMPLE IRAs, Keogh plans, individual 401(k) plans, individual 403(b) plans as well as shares held in commission-based broker-dealer accounts do not qualify under this waiver.

■	Investors who purchase shares that are to be included in certain “wrap accounts,” including such specified investors who trade through an omnibus account maintained with a Fund by an intermediary.

■	Investors who purchase shares through a self-directed brokerage account program offered by an intermediary that has entered into an agreement with the Fund’s distributor. Intermediaries offering such programs may or may not charge transaction fees.

■	Investors opening IRA accounts with assets directly transferred from a qualified retirement plan using Wells Fargo Institutional Retirement Trust or another Wells Fargo affiliate for recordkeeping services. For such IRAs to qualify, a Wells Fargo-affiliated entity must hold the account directly on the books of the Fund’s transfer agent, and the services of another intermediary may not be utilized with respect to the IRA.

CDSC Waivers

■	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

■	We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory distributions (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) from traditional IRAs and certain other retirement plans. (See your retirement plan information for details or contact your retirement plan administrator.)

■	We waive the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares. (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

■	We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

■	We waive the CDSC for Class C shares redeemed by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

Compensation to Financial Professionals and Intermediaries

Distribution Plan

Each Fund has adopted a distribution plan (12b-1 Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), for the classes indicated below. The 12b-1 Plan authorizes the Fund to make payments for services and activities that are primarily intended to result in the sale of Fund shares and to reimburse expenses incurred in connection with such services and activities. The 12b-1 Plan provides that, to the extent any shareholder servicing payments are deemed to be payments for the financing of any activity primarily intended to result in the sale of Fund shares, such payments are deemed to have been approved under the 12b-1 Plan. The fees paid under the 12b-1 Plan are as follows:

U.S. Equity Funds  |  64

Fund	Class C
Classic Value Fund	0.75%
Disciplined U.S. Core Fund	0.75%
Endeavor Select Fund	0.75%
Growth Fund	0.75%
Large Cap Core Fund	0.75%
Large Cap Growth Fund	0.75%
Large Company Value Fund	0.75%
Low Volatility U.S. Equity Fund	0.75%
Omega Growth Fund	0.75%
Premier Large Company Growth Fund	0.75%

These fees are paid out of the relevant Class’s assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. The fees paid under the Servicing Plan are as follows:

Fund	Class A	Class C
Classic Value Fund	0.25%	0.25%
Disciplined U.S. Core Fund	0.25%	0.25%
Endeavor Select Fund	0.25%	0.25%
Growth Fund	0.25%	0.25%
Large Cap Core Fund	0.25%	0.25%
Large Cap Growth Fund	0.25%	0.25%
Large Company Value Fund	0.25%	0.25%
Low Volatility U.S. Equity Fund	0.25%	0.25%
Omega Growth Fund	0.25%	0.25%
Premier Large Company Growth Fund	0.25%	0.25%

Additional Payments to Financial Professionals and Intermediaries

In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.

In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.

The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.

The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination

65  |  U.S. Equity Funds

of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below);

■	For redemption requests, a Medallion Guarantee if required (see “Medallion Guarantee” below); and

■	Any supporting legal documentation that may be required.

U.S. Equity Funds  |  66

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.

Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy one or more redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

Timing of Redemption Proceeds. We normally will send out redemption proceeds within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Payment of redemption proceeds may be delayed for longer than seven days under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or

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retirement plan, read the directions for redeeming shares provided by the product or plan. There may be special requirements that supersede or are in addition to the requirements in this Prospectus.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund (“Ultra-Short Funds”) and the money market funds, (the “Covered Funds”). The Covered Funds are not designed to serve as vehicles for frequent trading.

U.S. Equity Funds  |  68

The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is “blocked” from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

■	Money market funds;

■	Ultra-Short Funds;

■	Dividend reinvestments;

■	Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

■	Rebalancing transactions within certain asset allocation or “wrap” programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

■	Transactions initiated by a “fund of funds” or Section 529 Plan into an underlying fund investment;

■	Permitted exchanges between share classes of the same Fund;

■	Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

■	Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or “wrap” program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

69  |  U.S. Equity Funds

Account Policies

Automatic Plans. These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. It generally takes about ten business days to establish a plan once we have received your instructions and it generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons. Call Investor Services at 1-800-222-8222 for more information.

■	Automatic Investment Plan — With this plan, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account.

■	Automatic Exchange Plan — With this plan, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. See the section ”Exchanging Fund Shares” of this Prospectus for the policies that apply to exchanges. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

■	Systematic Withdrawal Plan — With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must request a minimum redemption of $100;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Automatic Investment Plan, except for investments in a Money Market Fund or an Ultra Short-Term Bond Fund (Ultra Short-Term Income Fund or Ultra Short-Term Municipal Income Fund).

■	Payroll Direct Deposit Plan — With this plan, you may regularly transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee.

The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a

U.S. Equity Funds  |  70

redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.

71  |  U.S. Equity Funds

Distributions

The Funds, except the Large Company Value Fund, generally make distributions of any net investment income and any realized net capital gains at least annually. The Large Company Value Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call Investor Services at 1-800-222-8222.

■	Automatic Reinvestment Option—Allows you to use distributions to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

■	Check Payment Option—Allows you to receive distributions via checks mailed to your address of record or to another name and address which you have specified in written instructions. A Medallion Guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

■	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through EFT. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

■	Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to use this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum investment amounts in both Funds prior to using this option.

You are eligible to earn distributions beginning on the business day after the Fund’s transfer agent or an authorized intermediary receives your purchase request in good order.

U.S. Equity Funds  |  72

Other Information

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

The Fund elected to be treated, and intends to qualify each year, as a regulated investment company (“RIC”). A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from a Fund’s ordinary income and net short-term capital gains, if any, generally will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gains, if any, generally will be taxable to you as long-term capital gains. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on qualified dividend income, if any, distributed by the Fund.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

Individual taxpayers are subject to a maximum tax rate of 37% on ordinary income and a maximum tax rate on long-term capital gains and qualified dividends of 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a maximum tax rate of 21%. However, a RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

When you receive a distribution from a Fund or redeem shares, you may be subject to backup withholding.

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Financial Highlights

The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.

Classic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.05	$12.61	$12.01	$13.73	$13.60
Net investment income	0.10	0.11	0.12 [1]	0.13	0.10
Net realized and unrealized gains (losses) on investments	0.94	1.39	1.43	(0.42)	1.09
Total from investment operations	1.04	1.50	1.55	(0.29)	1.19
Distributions to shareholders from
Net investment income	(0.12)	(0.06)	(0.14)	(0.11)	(0.07)
Net realized gains	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)
Total distributions to shareholders	(0.96)	(1.06)	(0.95)	(1.43)	(1.06)
Net asset value, end of period	$13.13	$13.05	$12.61	$12.01	$13.73
Total return[2]	9.03%	12.43%	13.50%	(1.73)%	9.19%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.17%	1.17%	1.20%
Net expenses	1.10%	1.10%	1.10%	1.10%	1.16%
Net investment income	0.81%	0.83%	0.95%	1.12%	0.75%
Supplemental data
Portfolio turnover rate	27%	21%	27%	34%	29%
Net assets, end of period (000s omitted)	$291,111	$289,683	$293,599	$318,543	$372,443
1.	Calculated based upon average shares outstanding
2.	Total return calculations do not include any sales charges.

U.S. Equity Funds  |  74

Classic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.69	$12.31	$11.74	$13.45	$13.36
Net investment income	0.00 1,[2]	0.01 [1]	0.02 [1]	0.03	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.92	1.37	1.40	(0.41)	1.08
Total from investment operations	0.92	1.38	1.42	(0.38)	1.08
Distributions to shareholders from
Net investment income	(0.02)	0.00	(0.04)	(0.01)	0.00
Net realized gains	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)
Total distributions to shareholders	(0.86)	(1.00)	(0.85)	(1.33)	(0.99)
Net asset value, end of period	$12.75	$12.69	$12.31	$11.74	$13.45
Total return[3]	8.16%	11.65%	12.58%	(2.47)%	8.42%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.93%	1.93%	1.93%	1.96%
Net expenses	1.86%	1.86%	1.86%	1.86%	1.91%
Net investment income	0.03%	0.08%	0.20%	0.37%	0.00%
Supplemental data
Portfolio turnover rate	27%	21%	27%	34%	29%
Net assets, end of period (000s omitted)	$7,370	$19,874	$21,727	$28,756	$36,098
1.	Calculated based upon average shares outstanding
2.	Amount is less than $0.005.
3.	Total return calculations do not include any sales charges.

Disciplined U.S. Core Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2019	2018	2017	2016	2015
Net asset value, beginning of period	$17.70	$16.30	$14.50	$15.45	$16.29
Net investment income	0.25	0.24	0.22	0.21	0.21
Net realized and unrealized gains (losses) on investments	0.38	1.90	1.94	0.47	1.60
Total from investment operations	0.63	2.14	2.16	0.68	1.81
Distributions to shareholders from
Net investment income	(0.19)	(0.15)	(0.15)	(0.19)	(0.16)
Net realized gains	(0.85)	(0.59)	(0.21)	(1.44)	(2.49)
Total distributions to shareholders	(1.04)	(0.74)	(0.36)	(1.63)	(2.65)
Net asset value, end of period	$17.29	$17.70	$16.30	$14.50	$15.45
Total return[1]	4.31%	13.28%	15.12%	5.22%	12.01%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.85%	0.87%	0.89%
Net expenses	0.84%	0.83%	0.85%	0.87%	0.89%
Net investment income	1.40%	1.33%	1.45%	1.60%	1.43%
Supplemental data
Portfolio turnover rate	63%	73%	60%	52%	53%
Net assets, end of period (000s omitted)	$434,367	$480,602	$467,491	$412,629	$331,123
1.	Total return calculations do not include any sales charges.

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Disciplined U.S. Core Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.28	$15.04	$13.45	$14.50	$15.47
Net investment income	0.12	0.09	0.10	0.14	0.13
Net realized and unrealized gains (losses) on investments	0.35	1.76	1.79	0.38	1.48
Total from investment operations	0.47	1.85	1.89	0.52	1.61
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.09)	(0.13)	(0.09)
Net realized gains	(0.85)	(0.59)	(0.21)	(1.44)	(2.49)
Total distributions to shareholders	(0.90)	(0.61)	(0.30)	(1.57)	(2.58)
Net asset value, end of period	$15.85	$16.28	$15.04	$13.45	$14.50
Total return[1]	3.59%	12.41%	14.27%	4.43%	11.18%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.58%	1.60%	1.62%	1.64%
Net expenses	1.59%	1.58%	1.60%	1.62%	1.64%
Net investment income	0.66%	0.58%	0.69%	0.82%	0.66%
Supplemental data
Portfolio turnover rate	63%	73%	60%	52%	53%
Net assets, end of period (000s omitted)	$38,708	$52,647	$54,054	$46,801	$20,680
1.	Total return calculations do not include any sales charges.

Endeavor Select Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.43	$9.09	$8.96	$13.74	$14.13
Net investment loss	(0.03) [1]	(0.04) [1]	(0.03) [1]	(0.04) [1]	(0.08) [1]
Net realized and unrealized gains (losses) on investments	0.97	2.23	1.49	(0.14)	1.65
Total from investment operations	0.94	2.19	1.46	(0.18)	1.57
Distributions to shareholders from
Net realized gains	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)
Net asset value, end of period	$8.33	$9.43	$9.09	$8.96	$13.74
Total return[2]	15.37%	27.35%	19.39%	(0.07)%	12.14%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.25%	1.22%	1.28%	1.24%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.23%
Net investment loss	(0.35)%	(0.49)%	(0.33)%	(0.36)%	(0.55)%
Supplemental data
Portfolio turnover rate	20%	36%	59%	79%	126%
Net assets, end of period (000s omitted)	$17,940	$16,301	$12,953	$18,498	$26,197
1.Calculated based upon average shares outstanding
2.Total return calculations do not include any sales charges.
U.S. Equity Funds  |  76

Endeavor Select Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2019	2018	2017	2016	2015
Net asset value, beginning of period	$6.46	$6.80	$7.09	$11.93	$12.61
Net investment loss	(0.06) [1]	(0.08) [1]	(0.07) [1]	(0.09) [1]	(0.16) [1]
Net realized and unrealized gains (losses) on investments	0.50	1.59	1.11	(0.15)	1.44
Total from investment operations	0.44	1.51	1.04	(0.24)	1.28
Distributions to shareholders from
Net realized gains	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)
Net asset value, end of period	$4.86	$6.46	$6.80	$7.09	$11.93
Total return[2]	14.51%	26.43%	18.46%	(0.76)%	11.21%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.00%	1.97%	2.03%	1.99%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.99%
Net investment loss	(1.12)%	(1.22)%	(1.08)%	(1.11)%	(1.32)%
Supplemental data
Portfolio turnover rate	20%	36%	59%	79%	126%
Net assets, end of period (000s omitted)	$2,116	$3,792	$3,676	$4,845	$6,914
1.	Calculated based upon average shares outstanding
2.	Total return calculations do not include any sales charges.

Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2019	2018	2017	2016	2015
Net asset value, beginning of period	$38.67	$40.38	$42.28	$49.50	$49.99
Net investment loss	(0.13)	(0.12)	(0.19) [1]	(0.20) [1]	(0.29) [1]
Net realized and unrealized gains (losses) on investments	3.73	9.49	5.61	(0.99)	7.03
Total from investment operations	3.60	9.37	5.42	(1.19)	6.74
Distributions to shareholders from
Net realized gains	(6.71)	(11.08)	(7.32)	(6.03)	(7.23)
Net asset value, end of period	$35.56	$38.67	$40.38	$42.28	$49.50
Total return[2]	13.55%	27.66%	15.95%	(1.69)%	15.01%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.17%	1.15%	1.18%
Net expenses	1.16%	1.16%	1.16%	1.14%	1.18%
Net investment loss	(0.45)%	(0.45)%	(0.49)%	(0.49)%	(0.59)%
Supplemental data
Portfolio turnover rate	39%	37%	42%	38%	35%
Net assets, end of period (000s omitted)	$2,116,542	$2,142,855	$1,950,551	$2,582,955	$1,465,643
1.	Calculated based upon average shares outstanding
2.	Total return calculations do not include any sales charges.

77  |  U.S. Equity Funds

Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2019	2018	2017	2016	2015
Net asset value, beginning of period	$30.33	$34.05	$37.07	$44.51	$45.95
Net investment loss	(0.31) [1]	(0.33)	(0.41) [1]	(0.46) [1]	(0.60) [1]
Net realized and unrealized gains (losses) on investments	2.56	7.69	4.71	(0.95)	6.39
Total from investment operations	2.25	7.36	4.30	(1.41)	5.79
Distributions to shareholders from
Net realized gains	(6.71)	(11.08)	(7.32)	(6.03)	(7.23)
Net asset value, end of period	$25.87	$30.33	$34.05	$37.07	$44.51
Total return[2]	12.68%	26.73%	15.05%	(2.44)%	14.16%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	1.92%	1.90%	1.93%
Net expenses	1.91%	1.91%	1.91%	1.89%	1.93%
Net investment loss	(1.19)%	(1.19)%	(1.23)%	(1.24)%	(1.34)%
Supplemental data
Portfolio turnover rate	39%	37%	42%	38%	35%
Net assets, end of period (000s omitted)	$156,056	$185,346	$205,607	$321,032	$465,833
1.	Calculated based upon average shares outstanding
2.	Total return calculations do not include any sales charges.

Large Cap Core Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2019	2018	2017	2016	2015
Net asset value, beginning of period	$20.82	$18.01	$15.13	$15.81	$14.30
Net investment income	0.25	0.15	0.15	0.10	0.06
Net realized and unrealized gains (losses) on investments	(0.29)	3.01	2.85	(0.60)	1.50
Total from investment operations	(0.04)	3.16	3.00	(0.50)	1.56
Distributions to shareholders from
Net investment income	(0.16)	(0.13)	(0.12)	(0.05)	(0.05)
Net realized gains	(2.05)	(0.22)	0.00	(0.13)	0.00
Total distributions to shareholders	(2.21)	(0.35)	(0.12)	(0.18)	(0.05)
Net asset value, end of period	$18.57	$20.82	$18.01	$15.13	$15.81
Total return[1]	1.10%	17.66%	19.94%	(3.18)%	10.99%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.18%	1.19%	1.20%	1.26%
Net expenses	1.08%	1.10%	1.14%	1.14%	1.14%
Net investment income	1.42%	0.73%	0.82%	0.80%	0.35%
Supplemental data
Portfolio turnover rate	45%	33%	50%	51%	44%
Net assets, end of period (000s omitted)	$341,045	$360,937	$329,974	$359,971	$97,041
1.	Total return calculations do not include any sales charges.

U.S. Equity Funds  |  78

Large Cap Core Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2019	2018	2017	2016	2015
Net asset value, beginning of period	$20.44	$17.70	$14.87	$15.61	$14.17
Net investment income (loss)	0.13	(0.00) [1]	0.00 [2]	0.00 2,[3]	(0.06) [3]
Net realized and unrealized gains (losses) on investments	(0.30)	2.96	2.83	(0.61)	1.50
Total from investment operations	(0.17)	2.96	2.83	(0.61)	1.44
Distributions to shareholders from
Net realized gains	(2.05)	(0.22)	0.00	(0.13)	0.00
Net asset value, end of period	$18.22	$20.44	$17.70	$14.87	$15.61
Total return[4]	0.34%	16.78%	19.03%	(3.90)%	10.16%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.93%	1.94%	1.95%	2.01%
Net expenses	1.83%	1.85%	1.89%	1.89%	1.89%
Net investment income (loss)	0.67%	(0.02)%	0.07%	0.02%	(0.38)%
Supplemental data
Portfolio turnover rate	45%	33%	50%	51%	44%
Net assets, end of period (000s omitted)	$47,649	$61,529	$60,697	$71,512	$53,076
1.	Amount is more than $(0.005).
2.	Amount is less than $0.005.
3.	Calculated based upon average shares outstanding
4.	Total return calculations do not include any sales charges.

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2019	2018	2017	2016	2015
Net asset value, beginning of period	$52.01	$50.10	$46.05	$49.55	$45.30
Net investment loss	(0.03) [1]	(0.08)	(0.03) [1]	(0.03) [1]	(0.01) [1]
Net realized and unrealized gains (losses) on investments	3.47	12.56	6.39	(0.92)	6.33
Total from investment operations	3.44	12.48	6.36	(0.95)	6.32
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.00) [2]	0.00
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)
Total distributions to shareholders	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)
Net asset value, end of period	$44.23	$52.01	$50.10	$46.05	$49.55
Total return[3]	11.00%	27.98%	14.60%	(1.83)%	14.35%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.17%	1.17%	1.16%	1.20%
Net expenses	1.07%	1.07%	1.07%	1.07%	1.07%
Net investment loss	(0.07)%	(0.16)%	(0.06)%	(0.06)%	(0.02)%
Supplemental data
Portfolio turnover rate	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$529,110	$534,694	$516,410	$576,502	$184,504
1.	Calculated based upon average shares outstanding
2.	Amount is less than $0.005.
3.	Total return calculations do not include any sales charges.

79  |  U.S. Equity Funds

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2019	2018	2017	2016	2015
Net asset value, beginning of period	$47.97	$47.25	$43.88	$47.68	$43.99
Net investment loss	(0.32) [1]	(0.31)	(0.35) [1]	(0.32) [1]	(0.42)
Net realized and unrealized gains (losses) on investments	2.98	11.60	6.03	(0.93)	6.18
Total from investment operations	2.66	11.29	5.68	(1.25)	5.76
Distributions to shareholders from
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)
Net asset value, end of period	$39.41	$47.97	$47.25	$43.88	$47.68
Total return[2]	10.17%	27.03%	13.74%	(2.56)%	13.47%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.92%	1.91%	1.91%	1.95%
Net expenses	1.82%	1.82%	1.82%	1.82%	1.82%
Net investment loss	(0.80)%	(0.90)%	(0.81)%	(0.75)%	(0.77)%
Supplemental data
Portfolio turnover rate	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$11,504	$15,586	$14,640	$18,877	$22,839
1.	Calculated based upon average shares outstanding
2.	Total return calculations do not include any sales charges.

Large Company Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.46	$16.54	$14.58	$16.10	$16.82
Net investment income	0.24	0.19	0.14	0.17	0.13 [1]
Net realized and unrealized gains (losses) on investments	(0.15)	1.29	1.93	(0.41)	0.78
Total from investment operations	0.09	1.48	2.07	(0.24)	0.91
Distributions to shareholders from
Net investment income	(0.25)	(0.18)	(0.11)	(0.16)	(0.13)
Net realized gains	(1.38)	(3.38)	0.00	(1.12)	(1.50)
Total distributions to shareholders	(1.63)	(3.56)	(0.11)	(1.28)	(1.63)
Net asset value, end of period	$12.92	$14.46	$16.54	$14.58	$16.10
Total return[2]	1.44%	9.39%	14.24%	(0.98)%	5.72%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.94%	1.09%	1.24%	1.27%
Net expenses	0.83%	0.83%	0.96%	1.10%	1.10%
Net investment income	1.84%	1.28%	0.91%	1.19%	0.76%
Supplemental data
Portfolio turnover rate	221%	258%	221%	50%	71%
Net assets, end of period (000s omitted)	$196,075	$214,247	$221,207	$218,922	$104,453
1.	Calculated based upon average shares outstanding
2.	Total return calculations do not include any sales charges.

U.S. Equity Funds  |  80

Large Company Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.81	$16.86	$14.90	$16.41	$17.12
Net investment income	0.16 [1]	0.08	0.03 [1]	0.06	0.00 [2]
Net realized and unrealized gains (losses) on investments	(0.15)	1.30	1.96	(0.40)	0.80
Total from investment operations	0.01	1.38	1.99	(0.34)	0.80
Distributions to shareholders from
Net investment income	(0.10)	(0.05)	(0.03)	(0.05)	(0.01)
Net realized gains	(1.38)	(3.38)	0.00	(1.12)	(1.50)
Total distributions to shareholders	(1.48)	(3.43)	(0.03)	(1.17)	(1.51)
Net asset value, end of period	$13.34	$14.81	$16.86	$14.90	$16.41
Total return[3]	0.76%	8.49%	13.40%	(1.68)%	4.92%
Ratios to average net assets (annualized)
Gross expenses	1.71%	1.69%	1.84%	1.99%	2.02%
Net expenses	1.58%	1.58%	1.72%	1.85%	1.85%
Net investment income	1.15%	0.55%	0.16%	0.44%	0.01%
Supplemental data
Portfolio turnover rate	221%	258%	221%	50%	71%
Net assets, end of period (000s omitted)	$966	$2,926	$3,356	$3,674	$4,488
1.	Calculated based upon average shares outstanding
2.	Amount is less than $0.005.
3.	Total return calculations do not include any sales charges.

Low Volatility U.S. Equity Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2019	2018	2017[1]
Net asset value, beginning of period	$11.56	$11.21	$10.00
Net investment income	0.19	0.16	0.13
Net realized and unrealized gains (losses) on investments	1.17	0.54	1.12
Total from investment operations	1.36	0.70	1.25
Distributions to shareholders from
Net investment income	(0.18)	(0.17)	(0.04)
Net realized gains	(0.65)	(0.18)	0.00
Total distributions to shareholders	(0.83)	(0.35)	(0.04)
Net asset value, end of period	$12.09	$11.56	$11.21
Total return[2]	12.87%	6.32%	12.53%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.55%	1.61%
Net expenses	0.76%	0.83%	0.82%
Net investment income	1.83%	1.53%	1.78%
Supplemental data
Portfolio turnover rate	74%	75%	39%
Net assets, end of period (000s omitted)	$1,539	$1,312	$1,096
1.	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

81  |  U.S. Equity Funds

Low Volatility U.S. Equity Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2019	2018	2017[1]
Net asset value, beginning of period	$11.49	$11.16	$10.00
Net investment income	0.11	0.08	0.08
Net realized and unrealized gains (losses) on investments	1.17	0.52	1.11
Total from investment operations	1.28	0.60	1.19
Distributions to shareholders from
Net investment income	(0.11)	(0.09)	(0.03)
Net realized gains	(0.65)	(0.18)	0.00
Total distributions to shareholders	(0.76)	(0.27)	(0.03)
Net asset value, end of period	$12.01	$11.49	$11.16
Total return[2]	12.15%	5.45%	11.91%
Ratios to average net assets (annualized)
Gross expenses	2.18%	2.31%	2.40%
Net expenses	1.51%	1.58%	1.58%
Net investment income	1.10%	0.76%	1.01%
Supplemental data
Portfolio turnover rate	74%	75%	39%
Net assets, end of period (000s omitted)	$305	$187	$112
1.	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Omega Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2019	2018	2017	2016	2015
Net asset value, beginning of period	$54.77	$49.43	$42.73	$48.29	$49.99
Net investment loss	(0.33) [1]	(0.32)	(0.22) [1]	(0.19) [1]	(0.28) [1]
Net realized and unrealized gains (losses) on investments	6.56	12.57	8.07	(1.44)	5.12
Total from investment operations	6.23	12.25	7.85	(1.63)	4.84
Distributions to shareholders from
Net realized gains	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)
Net asset value, end of period	$55.19	$54.77	$49.43	$42.73	$48.29
Total return[2]	13.89%	26.86%	18.88%	(3.07)%	10.65%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.28%	1.28%	1.28%	1.32%
Net expenses	1.28%	1.28%	1.28%	1.28%	1.30%
Net investment loss	(0.64)%	(0.63)%	(0.50)%	(0.47)%	(0.58)%
Supplemental data
Portfolio turnover rate	39%	48%	76%	84%	94%
Net assets, end of period (000s omitted)	$714,411	$662,751	$581,967	$573,304	$685,005
1.	Calculated based upon average shares outstanding
2.	Total return calculations do not include any sales charges.

U.S. Equity Funds  |  82

Omega Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2019	2018	2017	2016	2015
Net asset value, beginning of period	$38.02	$36.47	$32.07	$37.55	$40.56
Net investment loss	(0.48) [1]	(0.50) [1]	(0.41) [1]	(0.39) [1]	(0.51) [1]
Net realized and unrealized gains (losses) on investments	4.10	8.96	5.96	(1.16)	4.04
Total from investment operations	3.62	8.46	5.55	(1.55)	3.53
Distributions to shareholders from
Net realized gains	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)
Net asset value, end of period	$35.83	$38.02	$36.47	$32.07	$37.55
Total return[2]	13.04%	25.88%	18.00%	(3.75)%	9.79%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.03%	2.03%	2.03%	2.07%
Net expenses	2.03%	2.03%	2.03%	2.03%	2.05%
Net investment loss	(1.40)%	(1.38)%	(1.24)%	(1.22)%	(1.33)%
Supplemental data
Portfolio turnover rate	39%	48%	76%	84%	94%
Net assets, end of period (000s omitted)	$26,122	$62,074	$62,543	$74,337	$99,100
1.	Calculated based upon average shares outstanding
2.	Total return calculations do not include any sales charges.

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.10	$15.34	$14.68	$16.28	$14.55
Net investment loss	(0.05)	(0.05)	(0.03) [1]	(0.03)	(0.03)
Net realized and unrealized gains (losses) on investments	1.50	3.56	2.12	(0.52)	1.97
Total from investment operations	1.45	3.51	2.09	(0.55)	1.94
Distributions to shareholders from
Net realized gains	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)
Net asset value, end of period	$14.19	$15.10	$15.34	$14.68	$16.28
Total return[2]	12.97%	26.54%	16.01%	(3.22)%	13.46%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.15%	1.14%	1.13%	1.16%
Net expenses	1.11%	1.11%	1.11%	1.11%	1.12%
Net investment loss	(0.40)%	(0.34)%	(0.20)%	(0.17)%	(0.18)%
Supplemental data
Portfolio turnover rate	60%	45%	65%	47%	44%
Net assets, end of period (000s omitted)	$1,050,751	$1,048,632	$986,791	$1,697,746	$2,280,107
1.	Calculated based upon average shares outstanding
2.	Total return calculations do not include any sales charges.

83  |  U.S. Equity Funds

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.87	$12.86	$12.64	$14.27	$12.87
Net investment loss	(0.12) [1]	(0.13) [1]	(0.12) [1]	(0.12) [1]	(0.13) [1]
Net realized and unrealized gains (losses) on investments	1.06	2.89	1.77	(0.46)	1.74
Total from investment operations	0.94	2.76	1.65	(0.58)	1.61
Distributions to shareholders from
Net realized gains	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)
Net asset value, end of period	$10.45	$11.87	$12.86	$12.64	$14.27
Total return[2]	12.09%	25.68%	15.05%	(3.92)%	12.65%
Ratios to average net assets (annualized)
Gross expenses	1.90%	1.90%	1.89%	1.88%	1.91%
Net expenses	1.86%	1.86%	1.86%	1.86%	1.87%
Net investment loss	(1.14)%	(1.09)%	(0.95)%	(0.92)%	(0.93)%
Supplemental data
Portfolio turnover rate	60%	45%	65%	47%	44%
Net assets, end of period (000s omitted)	$153,404	$201,138	$206,026	$296,896	$388,290
1.	Calculated based upon average shares outstanding
2.	Total return calculations do not include any sales charges.
U.S. Equity Funds  |  84

Appendix A - Sales Charge Reductions and Waivers for Certain Intermediaries

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

Shares purchased by or through a 529 Plan.
Shares purchased through a Merrill Lynch affiliated investment advisory program.
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date.

Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund prospectus.

Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

85  |  U.S. Equity Funds

Ameriprise Financial

Effective June 1, 2018, shareholders holding Fund shares through an Ameriprise Financial platform or account are eligible for the following:

Automatic Exchange of Class C Shares Available at Ameriprise Financial
Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed elsewhere in this prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Funds’ policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares”

U.S. Equity Funds  |  86

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James
Shares purchased in an investment advisory program.
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James
Death or disability of the shareholder.
Shares sold as part of a systematic withdrawal plan as described in this Prospectus.
Return of excess contributions from an IRA Account.
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in this Prospectus.
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
Breakpoints as described in this Prospectus.

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

87  |  U.S. Equity Funds

Notes

U.S. Equity Funds  |  88

Notes

89  |  U.S. Equity Funds

Notes

U.S. Equity Funds  |  90

.

.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

. .

© 2019 Wells Fargo & Company. All rights reserved.	129LCR/P101 ICA Reg. No. 811-09253

Prospectus December 1, 2019	.
U.S. Equity Funds

Fund	Class R
Wells Fargo Classic Value Fund (formerly Wells Fargo Intrinsic Value Fund)	EIVTX
Wells Fargo Disciplined U.S. Core Fund	EVSHX
Wells Fargo Large Cap Core Fund	EGOHX
Wells Fargo Large Cap Growth Fund	STMFX
Wells Fargo Omega Growth Fund	EKORX

.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Classic Value Fund Summary....................................................................................................................	2
Disciplined U.S. Core Fund Summary.........................................................................................................	6
Large Cap Core Fund Summary................................................................................................................	10
Large Cap Growth Fund Summary............................................................................................................	14
Omega Growth Fund Summary................................................................................................................	18
Details About the Funds
Classic Value Fund..................................................................................................................................	22
Disciplined U.S. Core Fund.......................................................................................................................	23
Large Cap Core Fund..............................................................................................................................	24
Large Cap Growth Fund..........................................................................................................................	25
Omega Growth Fund..............................................................................................................................	26
Description of Principal Investment Risks...................................................................................................	27
Portfolio Holdings Information.................................................................................................................	28
Pricing Fund Shares................................................................................................................................	28
Management of the Funds
The Manager.........................................................................................................................................	29
The Sub-Adviser and Portfolio Managers...................................................................................................	30
Multi-Manager Arrangement...................................................................................................................	31
Account Information
Share Class Eligibility..............................................................................................................................	32
Share Class Features...............................................................................................................................	32
Compensation to Financial Professionals and Intermediaries........................................................................	32
Buying and Selling Fund Shares...............................................................................................................	33
Exchanging Fund Shares.........................................................................................................................	34
Frequent Purchases and Redemptions of Fund Shares.................................................................................	35
Account Policies....................................................................................................................................	36
Distributions.........................................................................................................................................	36
Other Information
Taxes...................................................................................................................................................	37
Financial Highlights...............................................................................................................................	38

Classic Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.69%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.44%
Fee Waivers	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.36%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$138
3 Years	$448
5 Years	$779
10 Years	$1,717

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

U.S. Equity Funds  |  2

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

3  |  U.S. Equity Funds

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R as of 12/31 each year[1,2]
.	Highest Quarter: 2nd Quarter 2009	+18.07%
	Lowest Quarter: 3rd Quarter 2011	-16.61%
Year-to-date total return as of 9/30/2019 is +23.13%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	3/1/2013	-5.93%	4.81%	11.24%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		-8.27%	5.95%	11.18%
1.	Historical performance shown prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.
2.	Historical performance shown for Class R shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R shares.

U.S. Equity Funds  |  4

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Miguel E. Giaconi, CFA, Portfolio Manager / 2013 Jean-Baptiste Nadal, CFA, Portfolio Manager / 2013

Purchase and Sale of Fund Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

5  |  U.S. Equity Funds

Disciplined U.S. Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.34%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.09%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap theFund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.12% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$111
3 Years	$347
5 Years	$601
10 Years	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

U.S. Equity Funds  |  6

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

7  |  U.S. Equity Funds

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R as of 12/31 each year[1,2]
.	Highest Quarter: 3rd Quarter 2009	+14.86%
	Lowest Quarter: 3rd Quarter 2011	-14.69%
Year-to-date total return as of 9/30/2019 is +17.70%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	9/30/2015	-8.61%	7.44%	11.95%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
1.	Historical performance shown prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.
2.	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect higher expenses applicable to Class R shares.

U.S. Equity Funds  |  8

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Justin P. Carr, CFA, Portfolio Manager / 2017 Robert M. Wicentowski, CFA, Portfolio Manager / 2019

Purchase and Sale of Fund Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

9  |  U.S. Equity Funds

Large Cap Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.44%
Fee Waivers	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.33%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$135
3 Years	$445
5 Years	$776
10 Years	$1,715

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

U.S. Equity Funds  |  10

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 10% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund’s investment restrictions.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

11  |  U.S. Equity Funds

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R as of 12/31 each year[1,2]
.	Highest Quarter: 1st Quarter 2012	+15.09%
	Lowest Quarter: 3rd Quarter 2011	-17.22%
Year-to-date total return as of 9/30/2019 is +16.17%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	9/30/2015	-9.00%	6.64%	11.35%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
1.	Historical performance shown prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.
2.	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect higher expenses applicable to Class R shares.

U.S. Equity Funds  |  12

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	John R. Campbell, CFA, Portfolio Manager / 2015 Vince Fioramonti, CFA, Portfolio Manager / 2019 Jeff C. Moser, CFA[1], Portfolio Manager / 2007
1.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Purchase and Sale of Fund Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

13  |  U.S. Equity Funds

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.69%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.43%
Fee Waivers	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.32%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$134
3 Years	$442
5 Years	$771
10 Years	$1,704

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

U.S. Equity Funds  |  14

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

15  |  U.S. Equity Funds

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2012	+17.86%
	Lowest Quarter: 4th Quarter 2018	-16.46%
Year-to-date total return as of 9/30/2019 is +22.77%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	6/15/2012	0.37%	8.02%	13.72%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%
1.	Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class R shares.

U.S. Equity Funds  |  16

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Bob Gruendyke, CFA, Portfolio Manager / 2017 Thomas C. Ognar, CFA, Portfolio Manager / 2005

Purchase and Sale of Fund Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

17  |  U.S. Equity Funds

Omega Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.53%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.53%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.55% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$156
3 Years	$483
5 Years	$834
10 Years	$1,824

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

U.S. Equity Funds  |  18

Principal Investment Strategies

Under normal circumstances,

■	the Fund invests at least 80% of its total assets in equity securities; and

■	may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

19  |  U.S. Equity Funds

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2012	+19.21%
	Lowest Quarter: 3rd Quarter 2011	-19.47%
Year-to-date total return as of 9/30/2019 is +24.71%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	10/10/2003	-0.27%	6.80%	13.86%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-2.12%	9.99%	15.15%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

U.S. Equity Funds  |  20

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael T. Smith, CFA, Portfolio Manager / 2010 Christopher J. Warner, CFA, Portfolio Manager / 2016

Purchase and Sale of Fund Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

21  |  U.S. Equity Funds

Details About the Funds

Classic Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  22

Disciplined U.S. Core Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Derivatives Risk ■ Futures Contracts Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

23  |  U.S. Equity Funds

Large Cap Core Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 10% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund’s investment restrictions.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  24

Large Cap Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

25  |  U.S. Equity Funds

Omega Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances,

■	the Fund invests at least 80% of its total assets in equity securities; and

■	may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  26

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Funds as a whole are called “principal risks.” The principal risks for each Funds have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives’ underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of a derivative strategy will be affected by the portfolio manager’s ability to assess and predict market or economic developments and their impact on the derivatives’ underlying assets, indexes or reference rates, as well as the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the portfolio manager believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or reference rates, and increase the volatility of the Fund’s net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit certain characteristics, such as growth characteristics or value characteristics, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities that exhibit different characteristics.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may have recently become public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

27  |  U.S. Equity Funds

Portfolio Holdings Information

A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

Pricing Fund Shares

A Funds’ NAV is the value of a single share. The NAV is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open, although a Funds may deviate from this calculation time under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wfam.com. To calculate the NAV of a Funds’ shares, the Funds’ assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading; however, under unusual or unexpected circumstances, a Funds may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Funds’ assets are traded in various markets on days when the Funds is closed, the value of the Funds’ assets may be affected on days when you are unable to buy or sell Funds shares. Conversely, trading in some of a Funds’ assets may not occur on days when the Funds is open.

With respect to any portion of a Funds’ assets that may be invested in other mutual funds, the value of the Funds’ shares is based on the NAV of the shares of the other mutual funds in which the Funds invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Funds invests a portion of its assets in non-registered investment vehicles, the Funds’ interests in the non-registered vehicles are fair valued at NAV.

With respect to a Funds’ assets invested directly in securities, the Funds’ investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value as of the time a Funds calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price are made available, but before the time as of which a Funds calculates its NAV, that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Funds’ securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Funds’ Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Funds could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

U.S. Equity Funds  |  28

Management of the Funds

The Manager

Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

Funds Management is also responsible for providing Fund-level administrative services to the Fund, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.

To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.

A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Funds is available in the Funds’ Annual report for the period ended July 31st.

For each Funds’ most recent fiscal year end, the Management Fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Classic Value Fund	0.62%
Disciplined U.S. Core Fund	0.34%
Large Cap Core Fund	0.58%
Large Cap Growth Fund	0.59%
Omega Growth Fund	0.78%

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The Sub-Adviser and Portfolio Managers

The following Sub-Adviser and Portfolio Managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The Sub-Adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment Manager to the Funds. The Statement of Additional Information provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Managers and the Portfolio Manager’s ownership of securities in the Funds.

Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

John R. Campbell, CFA Large Cap Core Fund	Mr. Campbell joined Wells Capital Management or one of its predecessor firms in 2006, where he currently serves as a Senior Portfolio Manager for the Golden Capital Equity team.
Justin P. Carr, CFA Disciplined U.S. Core Fund	Mr. Carr joined Wells Capital Management or one of its predecessor firms in 2001, where he currently serves as Portfolio Manager and Analyst for the Golden Capital Equity team.
Joseph M. Eberhardy, CFA, CPA Large Cap Growth Fund	Mr. Eberhardy joined Wells Capital Management or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Vince Fioramonti, CFA Large Cap Core Fund	Mr. Fioramonti joined Wells Capital Management or one of its predecessor firms in 2012, where he currently serves as a Senior Portfolio Manager for the Golden Capital Equity team.
Miguel E. Giaconi, CFA Classic Value Fund	Mr. Giaconi joined Wells Capital Management or one of its predecessor firms in 2003, where he currently serves as a Portfolio Manager and Director of Research with the MetWest Capital Equity team.
Robert Gruendyke, CFA Large Cap Growth Fund	Mr. Gruendyke joined Wells Capital Management in 2008, where he currently serves as a portfolio manager on the Heritage Growth Equity team.
Jeff C. Moser, CFA[1] Large Cap Core Fund

Mr. Moser joined Wells Capital Management or one of its predecessor firms in 1999, where he currently serves as Portfolio Manager for the Golden Capital Equity team. Prior to joining Wells Capital Management, he served as a founding partner of Golden Capital Management, LLC.

Jean-Baptiste Nadal, CFA Classic Value Fund	Mr. Nadal joined Wells Capital Management or one of its predecessor firms in 2011, where he currently serves as Team Leader and Senior Portfolio Manager with the MetWest Capital Equity team.
Thomas C. Ognar, CFA Large Cap Growth Fund	Mr. Ognar joined Wells Capital Management or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.
Michael T. Smith, CFA Omega Growth Fund	Mr. Smith joined Wells Capital Management or one of its predecessor firms in 2000, where he currently serves as a Managing Director and Senior Portfolio Manager on the Fundamental Growth Equity team.
Christopher J. Warner, CFA Omega Growth Fund	Mr. Warner joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Robert M. Wicentowski, CFA Disciplined U.S. Core Fund

Mr. Wicentowski joined Wells Capital Management or one of its predecessor firms in 2016, where he currently serves as a Portfolio Manager and Analyst for the Golden Capital Equity team. Prior to joining Wells Capital Management, he served as a Manager of Portfolio Research at WBI Investments, LLC. Prior to WBI Investments, Mr. Wicentowski served as a Senior Global Strategist for the Options Strategy Group for Wells Fargo Bank, N.A.

1.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

U.S. Equity Funds  |  30

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).

As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

31  |  U.S. Equity Funds

Account Information

Share Class Eligibility

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

The information in this prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Share Class Features

The table below summarizes the key features of the share class offered through this Prospectus.

Class R
Initial Sales Charge	None
Contingent Deferred Sales Charge (CDSC)	None
Ongoing Distribution (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%

Compensation to Financial Professionals and Intermediaries

Distribution Plan

Each Fund has adopted a distribution plan (12b-1 Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), for the classes indicated below. The 12b-1 Plan authorizes the Fund to make payments for services and activities that are primarily intended to result in the sale of Fund shares and to reimburse expenses incurred in connection with such services and activities. The 12b-1 Plan provides that, to the extent any shareholder servicing payments are deemed to be payments for the financing of any activity primarily intended to result in the sale of Fund shares, such payments are deemed to have been approved under the 12b-1 Plan. The fees paid under the 12b-1 Plan are as follows:

Fund	Class R
Classic Value Fund	0.25%
Disciplined U.S. Core Fund	0.25%
Large Cap Core Fund	0.25%
Large Cap Growth Fund	0.25%
Omega Growth Fund	0.25%

These fees are paid out of the relevant Class’s assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. The fees paid under the Servicing Plan are as follows:

Fund	Class R
Classic Value Fund	0.25%
Disciplined U.S. Core Fund	0.25%
Large Cap Core Fund	0.25%
Large Cap Growth Fund	0.25%

U.S. Equity Funds  |  32

Fund	Class R
Omega Growth Fund	0.25%

Additional Payments to Financial Professionals and Intermediaries

In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.

In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.

The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.

The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.

Buying and Selling Fund Shares

Eligible retirement plans may make Class R shares available to plan participants by contacting certain intermediaries that have dealer agreements with WFFD. These entities may impose transaction charges. Plan participants may purchase shares through their retirement plan’s administrator or record-keeper by following the process outlined in the terms of their plan.

Redemption requests received by a retirement plan’s administrator or record-keeper from the plan’s participants will be processed according to the terms of the plan’s account with its intermediary. Plan participants should follow the process for selling fund shares outlined in the terms of their plan.

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	For purchase requests, payment of the full amount of the purchase request; and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has

33  |  U.S. Equity Funds

approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.

Timing of Redemption Proceeds. We normally will send out redemption proceeds within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. Payment of redemption proceeds may be delayed for longer than seven days under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

U.S. Equity Funds  |  34

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund (“Ultra-Short Funds”) and the money market funds, (the “Covered Funds”). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is “blocked” from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

■	Money market funds;

■	Ultra-Short Funds;

■	Dividend reinvestments;

■	Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

■	Rebalancing transactions within certain asset allocation or “wrap” programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

■	Transactions initiated by a “fund of funds” or Section 529 Plan into an underlying fund investment;

■	Permitted exchanges between share classes of the same Fund;

■	Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

■	Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such
35  |  U.S. Equity Funds

as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or “wrap” program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to make all purchases and redemptions of Fund shares as early in the day as possible and to notify us or your intermediary at least one day in advance of transactions in Fund shares in excess of $1 million. This will help us to manage the Funds most effectively. When you give this advance notice, please provide your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your intermediary.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.

Distributions

The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

You are eligible to earn distributions beginning on the business day after the Fund’s transfer agent or an authorized intermediary receives your purchase request in good order.

U.S. Equity Funds  |  36

Other Information

Taxes

By investing in the Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor. Please see the Statement of Additional Information for additional federal income tax information.

37  |  U.S. Equity Funds

Financial Highlights

The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.

Classic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class R	2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.15	$12.70	$12.09	$13.81	$13.66
Net investment income	0.06	0.05	0.08 [1]	0.10	0.05
Net realized and unrealized gains (losses) on investments	0.95	1.44	1.45	(0.43)	1.12
Total from investment operations	1.01	1.49	1.53	(0.33)	1.17
Distributions to shareholders from
Net investment income	(0.10)	(0.04)	(0.11)	(0.07)	(0.03)
Net realized gains	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)
Total distributions to shareholders	(0.94)	(1.04)	(0.92)	(1.39)	(1.02)
Net asset value, end of period	$13.22	$13.15	$12.70	$12.09	$13.81
Total return	8.70%	12.21%	13.22%	(1.99)%	8.96%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.44%	1.44%	1.44%	1.47%
Net expenses	1.36%	1.36%	1.36%	1.36%	1.40%
Net investment income	0.55%	0.56%	0.69%	0.86%	0.50%
Supplemental data
Portfolio turnover rate	27%	21%	27%	34%	29%
Net assets, end of period (000s omitted)	$88	$74	$48	$43	$41
1.	Calculated based upon average shares outstanding.

U.S. Equity Funds  |  38

Disciplined U.S. Core Fund

For a share outstanding throughout each period

	Year ended July 31
Class R	2019	2018	2017	2016[1]
Net asset value, beginning of period	$17.88	$16.51	$14.77	$14.62
Net investment income	0.19 [2]	0.18 [2]	0.17 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	0.41	1.94	1.99	1.72
Total from investment operations	0.60	2.12	2.16	1.85
Distributions to shareholders from
Net investment income	(0.19)	(0.16)	(0.21)	(0.26)
Net realized gains	(0.85)	(0.59)	(0.21)	(1.44)
Total distributions to shareholders	(1.04)	(0.75)	(0.42)	(1.70)
Net asset value, end of period	$17.44	$17.88	$16.51	$14.77
Total return[3]	4.07%	12.97%	14.86%	13.56%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.08%	1.10%	1.12%
Net expenses	1.09%	1.08%	1.10%	1.12%
Net investment income	1.15%	1.04%	1.10%	1.12%
Supplemental data
Portfolio turnover rate	63%	73%	60%	52%
Net assets, end of period (000s omitted)	$3,126	$3,298	$2,001	$201
1.	For the period from September 30,2015(commencement of class operations) to July 31, 2016.
2.	Calculated based upon average shares outstanding
3.	Returns for periods of less than one year are not annualized.

Large Cap Core Fund

For a share outstanding throughout each period

	Year ended July 31
Class R	2019	2018	2017	2016[1]
Net asset value, beginning of period	$20.81	$18.04	$15.17	$14.66
Net investment income	0.21	0.12	0.13	0.06
Net realized and unrealized gains (losses) on investments	(0.29)	2.99	2.84	0.66
Total from investment operations	(0.08)	3.11	2.97	0.72
Distributions to shareholders from
Net investment income	(0.11)	(0.12)	(0.10)	(0.08)
Net realized gains	(2.05)	(0.22)	0.00	(0.13)
Total distributions to shareholders	(2.16)	(0.34)	(0.10)	(0.21)
Net asset value, end of period	$18.57	$20.81	$18.04	$15.17
Total return[2]	0.87%	17.37%	19.64%	4.90%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.43%	1.44%	1.46%
Net expenses	1.33%	1.34%	1.39%	1.39%
Net investment income	1.18%	0.48%	0.51%	0.52%
Supplemental data
Portfolio turnover rate	45%	33%	50%	51%
Net assets, end of period (000s omitted)	$2,043	$2,042	$1,369	$26
1.	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016
2.	Returns for periods of less than one year are not annualized.

39  |  U.S. Equity Funds

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R	2019	2018	2017	2016	2015
Net asset value, beginning of period	$50.89	$49.34	$45.50	$49.11	$45.03
Net investment loss	(0.13) [1]	(0.20) [1]	(0.14) [1]	(0.10) [1]	(0.16) [1]
Net realized and unrealized gains (losses) on investments	3.32	12.32	6.29	(0.96)	6.31
Total from investment operations	3.19	12.12	6.15	(1.06)	6.15
Distributions to shareholders from
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)
Net asset value, end of period	$42.86	$50.89	$49.34	$45.50	$49.11
Total return	10.74%	27.65%	14.30%	(2.08)%	14.05%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.42%	1.41%	1.41%	1.45%
Net expenses	1.32%	1.32%	1.32%	1.32%	1.32%
Net investment loss	(0.29)%	(0.40)%	(0.31)%	(0.23)%	(0.28)%
Supplemental data
Portfolio turnover rate	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$4,499	$5,661	$6,387	$8,218	$12,086
1.	Calculated based upon average shares outstanding

Omega Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R	2019	2018	2017	2016	2015
Net asset value, beginning of period	$51.92	$47.30	$41.04	$46.66	$48.62
Net investment loss	(0.43) [1]	(0.43) [1]	(0.30) [1]	(0.29) [1]	(0.39) [1]
Net realized and unrealized gains (losses) on investments	6.14	11.96	7.71	(1.40)	4.97
Total from investment operations	5.71	11.53	7.41	(1.69)	4.58
Distributions to shareholders from
Net realized gains	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)
Net asset value, end of period	$51.82	$51.92	$47.30	$41.04	$46.66
Total return	13.63%	26.53%	18.58%	(3.30)%	10.38%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.53%	1.53%	1.53%	1.57%
Net expenses	1.53%	1.53%	1.53%	1.53%	1.55%
Net investment loss	(0.88)%	(0.88)%	(0.72)%	(0.71)%	(0.83)%
Supplemental data
Portfolio turnover rate	39%	48%	76%	84%	94%
Net assets, end of period (000s omitted)	$6,097	$7,494	$6,298	$10,122	$17,199
1.	Calculated based upon average shares outstanding

U.S. Equity Funds  |  40

Notes

41  |  U.S. Equity Funds

Notes

U.S. Equity Funds  |  42

.

.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

. .

© 2019 Wells Fargo & Company. All rights reserved.	129LCNR/P107 ICA Reg. No. 811-09253

Prospectus December 1, 2019	.

U.S. Equity Funds

Fund	Class R4
Wells Fargo Large Cap Growth Fund	SLGRX
Wells Fargo Premier Large Company Growth Fund	EKJRX

.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Large Cap Growth Fund Summary............................................................................................................	2
Premier Large Company Growth Fund Summary.........................................................................................	6
Details About the Funds
Large Cap Growth Fund..........................................................................................................................	10
Premier Large Company Growth Fund.......................................................................................................	11
Description of Principal Investment Risks...................................................................................................	12
Portfolio Holdings Information.................................................................................................................	12
Pricing Fund Shares................................................................................................................................	13
Management of the Funds
The Manager.........................................................................................................................................	14
The Sub-Adviser and Portfolio Managers...................................................................................................	15
Multi-Manager Arrangement...................................................................................................................	15
Account Information
Share Class Eligibility..............................................................................................................................	16
Share Class Features...............................................................................................................................	16
Compensation to Financial Professionals and Intermediaries........................................................................	16
Buying and Selling Fund Shares...............................................................................................................	17
Exchanging Fund Shares.........................................................................................................................	17
Frequent Purchases and Redemptions of Fund Shares.................................................................................	18
Account Policies....................................................................................................................................	19
Distributions.........................................................................................................................................	20
Other Information
Taxes...................................................................................................................................................	21
Financial Highlights...............................................................................................................................	22

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.80%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$82
3 Years	$277
5 Years	$489
10 Years	$1,099

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

U.S. Equity Funds  |  2

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

3  |  U.S. Equity Funds

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R4 as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2012	+18.08%
	Lowest Quarter: 4th Quarter 2018	-16.34%
Year-to-date total return as of 9/30/2019 is +23.22%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R4	11/30/2012	0.93%	8.63%	14.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%
1.	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares.

U.S. Equity Funds  |  4

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Bob Gruendyke, CFA, Portfolio Manager / 2017 Thomas C. Ognar, CFA, Portfolio Manager / 2005

Purchase and Sale of Fund Shares

Class R4 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R4 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R4 shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R4: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R4: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

5  |  U.S. Equity Funds

Premier Large Company Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.66%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.87%
Fee Waivers	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.80%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$82
3 Years	$271
5 Years	$475
10 Years	$1,066

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

U.S. Equity Funds  |  6

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

7  |  U.S. Equity Funds

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R4 as of 12/31 each year[1,2]
.	Highest Quarter: 1st Quarter 2012	+18.61%
	Lowest Quarter: 4th Quarter 2018	-17.00%
Year-to-date total return as of 9/30/2019 is +24.44%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R4	11/30/2012	1.18%	7.97%	14.31%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%
1.	Historical performance shown prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.
2.	Historical performance shown for Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares.

U.S. Equity Funds  |  8

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2010 Bob Gruendyke, CFA, Portfolio Manager / 2017 Thomas C. Ognar, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Class R4 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R4 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R4 shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R4: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R4: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

9  |  U.S. Equity Funds

Details About the Funds

Large Cap Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  10

Premier Large Company Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

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Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Growth/Value Investing Risk. Securities that exhibit certain characteristics, such as growth characteristics or value characteristics, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities that exhibit different characteristics.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Portfolio Holdings Information

A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

U.S. Equity Funds  |  12

Pricing Fund Shares

A Fund’s NAV is the value of a single share. The NAV is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open, although a Fund may deviate from this calculation time under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading; however, under unusual or unexpected circumstances, a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund’s assets are traded in various markets on days when the Fund is closed, the value of the Fund’s assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund’s assets may not occur on days when the Fund is open.

With respect to any portion of a Fund’s assets that may be invested in other mutual funds, the value of the Fund’s shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund’s interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund’s assets invested directly in securities, the Fund’s investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value as of the time a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price are made available, but before the time as of which a Fund calculates its NAV, that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund’s securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund’s Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

13  |  U.S. Equity Funds

Management of the Funds

The Manager

Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

Funds Management is also responsible for providing Fund-level administrative services to the Fund, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.

To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.

A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s Annual report for the period ended July 31st.

For each Fund’s most recent fiscal year end, the Management Fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Large Cap Growth Fund	0.59%
Premier Large Company Growth Fund	0.62%

U.S. Equity Funds  |  14

The Sub-Adviser and Portfolio Managers

The following Sub-Adviser and Portfolio Managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The Sub-Adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment Manager to the Funds. The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Joseph M. Eberhardy, CFA, CPA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Eberhardy joined Wells Capital Management or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Bob Gruendyke, CFA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Gruendyke joined Wells Capital Management in 2008, where he currently serves as a portfolio manager on the Heritage Growth Equity team.
Thomas C. Ognar, CFA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Ognar joined Wells Capital Management or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).

As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

15  |  U.S. Equity Funds

Account Information

Share Class Eligibility

Class R4 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R4 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R4 shares generally are not available to retail accounts.

The information in this prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Share Class Features

The table below summarizes the key features of the share class offered through this Prospectus.

Class R4
Initial Sales Charge	None
Contingent Deferred Sales Charge (CDSC)	None
Ongoing Distribution (12b-1) Fees	None
Shareholder Servicing Fee	0.10%

Compensation to Financial Professionals and Intermediaries

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. The fees paid under the Servicing Plan are as follows:

Fund	Class R4
Large Cap Growth Fund	0.10%
Premier Large Company Growth Fund	0.10%

Additional Payments to Financial Professionals and Intermediaries

In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.

In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.

The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.

U.S. Equity Funds  |  16

The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.

Buying and Selling Fund Shares

Eligible retirement plans may make Class R4 shares available to plan participants by contacting certain intermediaries that have dealer agreements with WFFD. These entities may impose transaction charges. Plan participants may purchase shares through their retirement plan’s administrator or record-keeper by following the process outlined in the terms of their plan.

Redemption requests received by a retirement plan’s administrator or record-keeper from the plan’s participants will be processed according to the terms of the plan’s account with its intermediary. Plan participants should follow the process for selling fund shares outlined in the terms of their plan.

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	For purchase requests, payment of the full amount of the purchase request; and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.

Timing of Redemption Proceeds. We normally will send out redemption proceeds within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. Payment of redemption proceeds may be delayed for longer than seven days under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

17  |  U.S. Equity Funds

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund (“Ultra-Short Funds”) and the money market funds, (the “Covered Funds”). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is “blocked” from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

■	Money market funds;

■	Ultra-Short Funds;

■	Dividend reinvestments;

■	Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

■	Rebalancing transactions within certain asset allocation or “wrap” programs where the financial intermediary

U.S. Equity Funds  |  18

maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

■	Transactions initiated by a “fund of funds” or Section 529 Plan into an underlying fund investment;

■	Permitted exchanges between share classes of the same Fund;

■	Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

■	Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or “wrap” program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to make all purchases and redemptions of Fund shares as early in the day as possible and to notify us or your intermediary at least one day in advance of transactions in Fund shares in excess of $1 million. This will help us to manage the Funds most effectively. When you give this advance notice, please provide your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your intermediary.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event

19  |  U.S. Equity Funds

that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.

Distributions

The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

You are eligible to earn distributions beginning on the business day after the Fund’s transfer agent or an authorized intermediary receives your purchase request in good order.

U.S. Equity Funds  |  20

Other Information

Taxes

By investing in the Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor. Please see the Statement of Additional Information for additional federal income tax information.

21  |  U.S. Equity Funds

Financial Highlights

The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R4	2019	2018	2017	2016	2015
Net asset value, beginning of period	$53.23	$50.94	$46.69	$50.23	$45.76
Net investment income	0.11 [1]	0.05 [1]	0.11 [1]	0.13	0.07
Net realized and unrealized gains (losses) on investments	3.60	12.81	6.50	(0.95)	6.47
Total from investment operations	3.71	12.86	6.61	(0.82)	6.54
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	(0.17)	0.00
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)
Total distributions to shareholders	(11.22)	(10.57)	(2.36)	(2.72)	(2.07)
Net asset value, end of period	$45.72	$53.23	$50.94	$46.69	$50.23
Total return	11.32%	28.31%	14.96%	(1.54)%	14.69%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.90%	0.88%	0.88%	0.87%
Net expenses	0.80%	0.80%	0.80%	0.78%	0.75%
Net investment income	0.24%	0.10%	0.25%	0.27%	0.17%
Supplemental data
Portfolio turnover rate	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$896	$2,089	$337	$8,400	$7,205
1.	Calculated based upon average shares outstanding

U.S. Equity Funds  |  22

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R4	2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.69	$15.75	$15.00	$16.56	$14.75
Net investment income (loss)	(0.03)	(0.00) 1,[2]	0.01 [1]	0.02 [1]	0.02
Net realized and unrealized gains (losses) on investments	1.59	3.69	2.17	(0.53)	2.00
Total from investment operations	1.56	3.69	2.18	(0.51)	2.02
Distributions to shareholders from
Net realized gains	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)
Net asset value, end of period	$14.89	$15.69	$15.75	$15.00	$16.56
Total return	13.21%	27.06%	16.30%	(2.91)%	13.82%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.86%	0.85%	0.83%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.10)%	(0.02)%	0.09%	0.13%	0.13%
Supplemental data
Portfolio turnover rate	60%	45%	65%	47%	44%
Net assets, end of period (000s omitted)	$3,940	$3,727	$3,559	$3,988	$2,129
1.	Calculated based upon average shares outstanding
2.	Amount is more than $(0.005).

23  |  U.S. Equity Funds

Notes

U.S. Equity Funds  |  24

Notes

25  |  U.S. Equity Funds

Notes

U.S. Equity Funds  |  26

.

.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

. .

© 2019 Wells Fargo & Company. All rights reserved.	129LC4R/P107R4 ICA Reg. No. 811-09253

Prospectus December 1, 2019	.
U.S. Equity Funds

Fund	Class R6
Wells Fargo Classic Value Fund (formerly Wells Fargo Intrinsic Value Fund)	EIVFX
Wells Fargo Disciplined U.S. Core Fund	EVSRX
Wells Fargo Endeavor Select Fund	WECRX
Wells Fargo Growth Fund	SGRHX
Wells Fargo Large Cap Core Fund	EGORX
Wells Fargo Large Cap Growth Fund	STFFX
Wells Fargo Large Company Value Fund	WTLVX
Wells Fargo Low Volatility U.S. Equity Fund	WLVJX
Wells Fargo Premier Large Company Growth Fund	EKJFX

.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Other Information
Taxes...................................................................................................................................................	60
Financial Highlights...............................................................................................................................	61

Classic Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.65%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$66
3 Years	$232
5 Years	$412
10 Years	$932

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

3  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  4

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year[1,2]
.	Highest Quarter: 2nd Quarter 2009	+18.22%
	Lowest Quarter: 3rd Quarter 2011	-16.48%
Year-to-date total return as of 9/30/2019 is +23.86%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	11/30/2012	-4.61%	5.63%	11.99%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		-8.27%	5.95%	11.18%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.
2.	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

5  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Miguel E. Giaconi, CFA, Portfolio Manager / 2013 Jean-Baptiste Nadal, CFA, Portfolio Manager / 2013

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

U.S. Equity Funds  |  6

Disciplined U.S. Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.41%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.41%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.43% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$42
3 Years	$132
5 Years	$230
10 Years	$518

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

7  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  8

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year[1,2]
.	Highest Quarter: 3rd Quarter 2009	+14.98%
	Lowest Quarter: 3rd Quarter 2011	-14.48%
Year-to-date total return as of 9/30/2019 is +18.32%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	9/30/2015	-8.01%	8.16%	12.70%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
1.	Historical performance shown prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.
2.	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

9  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Justin P. Carr, CFA, Portfolio Manager / 2017 Robert M. Wicentowski, CFA, Portfolio Manager / 2019

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

U.S. Equity Funds  |  10

Endeavor Select Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.87%
Fee Waivers	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.60%
1.	The Manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$61
3 Years	$222
5 Years	$428
10 Years	$1,021

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

11  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  12

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2012	+18.76%
	Lowest Quarter: 3rd Quarter 2011	-16.36%
Year-to-date total return as of 9/30/2019 is +27.86%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	9/20/2019	2.98%	9.31%	14.08%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

13  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael T. Smith, CFA, Portfolio Manager/2010 Christopher J. Warner, CFA, Portfolio Manager/2016

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

U.S. Equity Funds  |  14

Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.70%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$72
3 Years	$235
5 Years	$412
10 Years	$926

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

15  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  16

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2012	+19.50%
	Lowest Quarter: 4th Quarter 2018	-17.46%
Year-to-date total return as of 9/30/2019 is +26.79%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
R6 Class (before taxes)	9/30/2015	0.60%	7.73%	16.58%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-2.12%	9.99%	15.15%
1.	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

17  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Thomas C. Ognar, CFA, Portfolio Manager / 2002

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

U.S. Equity Funds  |  18

Large Cap Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [1]
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.65%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$66
3 Years	$232
5 Years	$412
10 Years	$932

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

19  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 10% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund’s investment restrictions.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  20

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year[1,2]
.	Highest Quarter: 1st Quarter 2012	+15.25%
	Lowest Quarter: 3rd Quarter 2011	-17.11%
Year-to-date total return as of 9/30/2019 is +16.77%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	9/30/2015	-8.32%	8.03%	12.43%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
1.	Historical performance shown prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.
2.	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect higher expenses applicable to Class R6 shares.

21  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	John R. Campbell, CFA, Portfolio Manager / 2015 Vince Fioramonti, CFA, Portfolio Manager / 2019 Jeff C. Moser, CFA[1], Portfolio Manager / 2007
1.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

U.S. Equity Funds  |  22

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.65%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$66
3 Years	$230
5 Years	$407
10 Years	$921

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

23  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  24

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2012	+18.08%
	Lowest Quarter: 4th Quarter 2018	-16.33%
Year-to-date total return as of 9/30/2019 is +23.37%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	11/30/2012	1.07%	8.78%	14.39%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%
1.	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

25  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Bob Gruendyke, CFA, Portfolio Manager / 2017 Thomas C. Ognar, CFA, Portfolio Manager / 2005

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  26

Large Company Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.54%
Fee Waivers	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.40%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$41
3 Years	$159
5 Years	$288
10 Years	$664

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

27  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:
• at least 80% of the Fund’s net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of U.S. large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures contracts to equitize uninvested cash.

We construct a diversified portfolio of large capitalization equity securities that we believe, based on the use of a proprietary quantitative investment process, will outperform the broad market (net of fees) while maintaining a risk profile similar to the Russell 1000® Value Index. In an attempt to minimize the likelihood and magnitude of underperformance versus the Russell 1000® Value Index, under normal market conditions, the Fund will seek to create a portfolio with sector exposures, as well as value and market capitalization characteristics that are relatively consistent with that index. We monitor the risk-return tradeoff of the overall portfolio, and will either rebalance the portfolio or sell one or more individual securities when our expected return targets are reached, or when portfolio risks increase beyond acceptable levels.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  28

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year[1]
.	Highest Quarter: 3rd Quarter 2009	+17.60%
	Lowest Quarter: 3rd Quarter 2011	-16.44%
Year-to-date total return as of 9/30/2019 is +13.25%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	4/7/2017	-9.45%	4.11%	9.81%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		-8.27%	5.95%	11.18%
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 shares would be higher.

29  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Dennis Bein, CFA, Portfolio Manager / 2017 Ryan Brown, CFA, Portfolio Manager / 2017 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2017

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  30

Low Volatility U.S. Equity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	(0.77)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.30%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$31
3 Years	$264
5 Years	$515
10 Years	$1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

31  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of domestic issuers.

In pursuing the Fund’s investment objective, we seek to produce returns that are similar to those of the Russell 1000® Index, but with lower volatility over a full market cycle. We may invest in equity securities of any market capitalization, but will primarily invest in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Our investment process uses multiple risk models to evaluate and forecast the risks for all constituents of the Russell 1000® Index. We then construct a diversified portfolio of stocks with below average forecasted risk characteristics in an effort to achieve market-like returns with considerably less volatility than the U.S. equity market as a whole. We monitor the portfolio’s overall risk and the risk of each individual security and either rebalance the portfolio or sell one or more individual securities when those risks increase beyond acceptable levels.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund after the permitted seeding period following the Fund’s inception, the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences. As of November 22, 2019, the Manager and/or its affiliates held approximately 78.43% of the Fund’s shares in the form of a seed capital investment intended to enable the Fund to commence investment operations and/or achieve sufficient scale. This percentage may change over time.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  32

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year
.	Highest Quarter: 1st Quarter 2017	+4.87%
	Lowest Quarter: 4th Quarter 2018	-8.05%
Year-to-date total return as of 9/30/2019 is +22.82%

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date of Share Class	1 Year	5 Year	Performance since inception
Class R6 (before taxes)	10/31/2016	-4.90%	N/A	5.68%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		-4.78%	N/A	9.90%

33  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Dennis Bein, CFA, Portfolio Manager / 2016 Ryan Brown, CFA, Portfolio Manager / 2016 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2016

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

U.S. Equity Funds  |  34

Premier Large Company Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.66%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.65%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$66
3 Years	$223
5 Years	$394
10 Years	$888

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

35  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  36

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year[1,2]
.	Highest Quarter: 1st Quarter 2012	+18.62%
	Lowest Quarter: 4th Quarter 2018	-16.91%
Year-to-date total return as of 9/30/2019 is +24.60%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	11/30/2012	1.40%	8.16%	14.42%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%
1.	Historical performance shown prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.
2.	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

37  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2010 Bob Gruendyke, CFA, Portfolio Manager / 2017 Thomas C. Ognar, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

U.S. Equity Funds  |  38

Details About the Funds

Classic Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

39  |  U.S. Equity Funds

Disciplined U.S. Core Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Derivatives Risk ■ Futures Contracts Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  40

Endeavor Select Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

41  |  U.S. Equity Funds

Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  42

Large Cap Core Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 10% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund’s investment restrictions.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

43  |  U.S. Equity Funds

Large Cap Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  44

Large Company Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:
• at least 80% of the Fund’s net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of U.S. large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures contracts to equitize uninvested cash.

We construct a diversified portfolio of large capitalization equity securities that we believe, based on the use of a proprietary quantitative investment process, will outperform the broad market (net of fees) while maintaining a risk profile similar to the Russell 1000® Value Index. In an attempt to minimize the likelihood and magnitude of underperformance versus the Russell 1000® Value Index, under normal market conditions, the Fund will seek to create a portfolio with sector exposures, as well as value and market capitalization characteristics that are relatively consistent with that index. We monitor the risk-return tradeoff of the overall portfolio, and will either rebalance the portfolio or sell one or more individual securities when our expected return targets are reached, or when portfolio risks increase beyond acceptable levels.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Derivatives Risk ■ Futures Contracts Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

45  |  U.S. Equity Funds

Low Volatility U.S. Equity Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of domestic issuers.

In pursuing the Fund’s investment objective, we seek to produce returns that are similar to those of the Russell 1000® Index, but with lower volatility over a full market cycle. We may invest in equity securities of any market capitalization, but will primarily invest in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Our investment process uses multiple risk models to evaluate and forecast the risks for all constituents of the Russell 1000® Index. We then construct a diversified portfolio of stocks with below average forecasted risk characteristics in an effort to achieve market-like returns with considerably less volatility than the U.S. equity market as a whole. We monitor the portfolio’s overall risk and the risk of each individual security and either rebalance the portfolio or sell one or more individual securities when those risks increase beyond acceptable levels.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Growth/Value Investing Risk ■ Management Risk ■ Market Risk	■ New Fund Risk ■ Regulatory Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  46

Premier Large Company Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

47  |  U.S. Equity Funds

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives’ underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of a derivative strategy will be affected by the portfolio manager’s ability to assess and predict market or economic developments and their impact on the derivatives’ underlying assets, indexes or reference rates, as well as the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the portfolio manager believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or reference rates, and increase the volatility of the Fund’s net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit certain characteristics, such as growth characteristics or value characteristics, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities that exhibit different characteristics.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

U.S. Equity Funds  |  48

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund’s inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may have recently become public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

49  |  U.S. Equity Funds

Portfolio Holdings Information

A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

Pricing Fund Shares

A Fund’s NAV is the value of a single share. The NAV is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open, although a Fund may deviate from this calculation time under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading; however, under unusual or unexpected circumstances, a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund’s assets are traded in various markets on days when the Fund is closed, the value of the Fund’s assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund’s assets may not occur on days when the Fund is open.

With respect to any portion of a Fund’s assets that may be invested in other mutual funds, the value of the Fund’s shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund’s interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund’s assets invested directly in securities, the Fund’s investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value as of the time a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price are made available, but before the time as of which a Fund calculates its NAV, that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund’s securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund’s Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

U.S. Equity Funds  |  50

Management of the Funds

The Manager

Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

Funds Management is also responsible for providing Fund-level administrative services to the Fund, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.

To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.

A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s Annual report for the period ended July 31st.

For each Fund’s most recent fiscal year end, the Management Fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Classic Value Fund	0.62%
Disciplined U.S. Core Fund	0.34%
Endeavor Select Fund	0.60%
Growth Fund	0.68%
Large Cap Core Fund	0.58%
Large Cap Growth Fund	0.59%
Large Company Value Fund	0.27%
Low Volatility U.S. Equity Fund	0.00%
Premier Large Company Growth Fund	0.62%

51  |  U.S. Equity Funds

The Sub-Adviser and Portfolio Managers

The following Sub-Adviser and Portfolio Managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The Sub-Adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment Manager to the Funds. The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Dennis Bein, CFA Large Company Value Fund Low Volatility U.S. Equity Fund	Mr. Bein joined Wells Capital Management or one of its predecessor firms in 1995, where he currently serves as a Portfolio Manager for the Analytic Investors team.
Ryan Brown, CFA Large Company Value Fund Low Volatility U.S. Equity Fund	Mr. Brown joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Analytic Investors team.
John R. Campbell, CFA Large Cap Core Fund	Mr. Campbell joined Wells Capital Management or one of its predecessor firms in 2006, where he currently serves as a Senior Portfolio Manager for the Golden Capital Equity team.
Justin P. Carr, CFA Disciplined U.S. Core Fund	Mr. Carr joined Wells Capital Management or one of its predecessor firms in 2001, where he currently serves as Portfolio Manager and Analyst for the Golden Capital Equity team.
Harindra de Silva, Ph.D., CFA Large Company Value Fund Low Volatility U.S. Equity Fund	Mr. de Silva joined Wells Capital Management or one of its predecessor firms in 1995, where he currently serves as President and Portfolio Manger for the Analytic Investors team.
Joseph M. Eberhardy, CFA, CPA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Eberhardy joined Wells Capital Management or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Vince Fioramonti, CFA Large Cap Core Fund	Mr. Fioramonti joined Wells Capital Management or one of its predecessor firms in 2012, where he currently serves as a Senior Portfolio Manager for the Golden Capital Equity team.
Miguel E. Giaconi, CFA Classic Value Fund	Mr. Giaconi joined Wells Capital Management or one of its predecessor firms in 2003, where he currently serves as a Portfolio Manager and Director of Research with the MetWest Capital Equity team.
Robert Gruendyke, CFA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Gruendyke joined Wells Capital Management in 2008, where he currently serves as a portfolio manager on the Heritage Growth Equity team.
Jeff C. Moser, CFA[1] Large Cap Core Fund

Mr. Moser joined Wells Capital Management or one of its predecessor firms in 1999, where he currently serves as Portfolio Manager for the Golden Capital Equity team. Prior to joining Wells Capital Management, he served as a founding partner of Golden Capital Management, LLC.

Jean-Baptiste Nadal, CFA Classic Value Fund	Mr. Nadal joined Wells Capital Management or one of its predecessor firms in 2011, where he currently serves as Team Leader and Senior Portfolio Manager with the MetWest Capital Equity team.
Thomas C. Ognar, CFA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Ognar joined Wells Capital Management or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.

U.S. Equity Funds  |  52

Michael T. Smith, CFA Endeavor Select Fund	Mr. Smith joined Wells Capital Management or one of its predecessor firms in 2000, where he currently serves as a Managing Director and Senior Portfolio Manager on the Fundamental Growth Equity team.
Christopher J. Warner, CFA Endeavor Select Fund	Mr. Warner joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Robert M. Wicentowski, CFA Disciplined U.S. Core Fund

Mr. Wicentowski joined Wells Capital Management or one of its predecessor firms in 2016, where he currently serves as a Portfolio Manager and Analyst for the Golden Capital Equity team. Prior to joining Wells Capital Management, he served as a Manager of Portfolio Research at WBI Investments, LLC. Prior to WBI Investments, Mr. Wicentowski served as a Senior Global Strategist for the Options Strategy Group for Wells Fargo Bank, N.A.

1.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).

As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

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Sub-Adviser’s Prior Performance History

Large Company Value Fund. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Wells Capital Management with substantially similar investment objectives, policies and strategies as the Fund (the “Composite”). The discretionary accounts included in the Composite are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the Investment Company Act of 1940 the (“1940 Act”) and Subchapter M of the Internal Revenue Code. As a result, the investment portfolio of the Fund, if it had been in operation during the periods shown, would likely have differed to some extent from the portfolio of the accounts included in the Composite. If the accounts in the Composite had been subject to these restrictions, the performance of the Composite might have been adversely affected.

The Composite’s performance information presented below includes actual brokerage commissions and execution costs paid by the discretionary accounts and has been adjusted to reflect the higher expenses of the Class R6 shares of the Fund, as shown in the “Total Annual Operating Expenses After Fee Waiver” row in the Fund’s Annual Operating Expenses Table. The Composite’s performance does not represent historical performance of the Fund and should not be interpreted as indicative of the future performance for the Fund. The performance information for the Composite should not be relied upon as a substitute for the Fund’s performance information or as an indication of the future performance of the Fund because, among other things, the cash flow in and out of the Fund and the accounts comprising the Composite, and the fees and expenses and the portfolio size and positions of the accounts comprising the Composite and the Fund will vary. The Composite performance information presented below was calculated in accordance with the methodology contained in the CFA Institute’s Global Investment Performance Standards, which differs from the SEC’s standard methodology for calculating performance. Past performance of the Composite shown below is no guarantee of similar future performance for the Fund.

Calendar Year Total Returns for Composite as of 12/31 each year (adjusted to reflect Class R6 expenses)
.	Highest Quarter: 2nd Quarter 2009	17.79%
	Lowest Quarter: 4th Quarter 2008	-19.86%

The table below compares the performance of the Composite to that of the Russell 1000® Value Index as of December 31, 2018.

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date	1 Year	5 Year	10 Year
Composite Class R6	7/1/2000	-9.50%	6.06%	11.03%
Russell 1000® Value (reflects no deduction for fees, expenses or taxes)		-4.78%	8.21%	13.28%

U.S. Equity Funds  |  54

Low Volatility U.S. Equity Fund. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Wells Capital Management with substantially similar investment objectives, policies and strategies as the Fund (the “Composite”). The discretionary accounts included in the Composite are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the Investment Company Act of 1940 the (“1940 Act”) and Subchapter M of the Internal Revenue Code. As a result, the investment portfolio of the Fund, if it had been in operation during the periods shown, would likely have differed to some extent from the portfolio of the accounts included in the Composite. If the accounts in the Composite had been subject to these restrictions, the performance of the Composite might have been adversely affected.

The Composite’s performance information presented below includes actual brokerage commissions and execution costs paid by the discretionary accounts and has been adjusted to reflect the higher expenses of the Class R6 of the Fund. The Composite’s performance does not represent historical performance of the Fund and should not be interpreted as indicative of the future performance for the Fund. The performance information for the Composite should not be relied upon as a substitute for the Fund’s performance information or as an indication of the future performance of the Fund because, among other things, the cash flow in and out of the Fund and the accounts comprising the Composite, and the fees and expenses and the portfolio size and positions of the accounts comprising the Composite and the Fund will vary. The Composite performance information presented below was calculated in accordance with the methodology contained in the CFA Institute’s Global Investment Performance Standards, which differs from the SEC’s standard methodology for calculating performance. Past performance of the Composite shown below is no guarantee of similar future performance for the Fund.

Calendar Year Total Returns for Class R6 as of 12/31 each year (adjusted to reflect Class R6 expenses)
.	Highest Quarter: 1st Quarter 2013	14.02%
	Lowest Quarter: 4th Quarter 2008	-21.22%

The table below compares the performance of the Composite to that of the Russell 1000® Index as of December 31, 2018.

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date	1 Year	5 Year	10 Year
Composite Class R6	10/31/2004	-4.86%	7.38%	11.79%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		-4.78%	8.21%	13.28%

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Account Information

Share Class Eligibility

Class R6 shares are generally available for employer sponsored retirement and benefit plans and through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares. The following investors may purchase Class R6 shares:

■	Employer sponsored retirement plans held in plan level or omnibus accounts, including but not limited to: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans;

■	Employee benefit plan programs;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee where omnibus accounts are held on the books of the Fund;

■	Registered investment adviser mutual fund wrap programs or other accounts that charge a fee for advisory, investment, consulting or similar services where omnibus accounts are held on the books of the Fund;

■	Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■	Funds of funds, including those advised by Funds Management;

■	Institutional investors purchasing shares through an intermediary where omnibus accounts are held on the books of the Fund including trust departments, insurance companies, foundations, local, city, and state governmental institutions, private banks, endowments, non-profits, and charitable organizations;

■	Investors purchasing shares through an intermediary, acting solely as a broker on behalf of its customers, that holds such shares in an omnibus account and charges investors a transaction based commission outside of the Fund. In order to offer Fund shares, an intermediary must have an agreement with the Fund’s distributor authorizing the use of the share class within this type of platform.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Share Class Features

The table below summarizes the key features of the share class offered through this Prospectus. Please note that if you purchase shares through an intermediary that acts as a broker on your behalf, you may be required to pay a commission to your intermediary in an amount determined and separately disclosed to you by the intermediary. Consult your financial professional for further details.

Class R6
Initial Sales Charge	None
Contingent Deferred Sales Charge (CDSC)	None
Ongoing Distribution (12b-1) Fees	None

Compensation to Financial Professionals and Intermediaries

No compensation is paid to intermediaries from Fund assets on sales of Class R6 shares or for related services. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to intermediaries to assist in, or in connection with, the sale of Fund shares. Neither Funds Management, the WFFD nor their affiliates make any type of administrative or service payments to intermediaries in connection with investments in Class R6 shares.

Buying and Selling Fund Shares

Eligible retirement plans may make Class R6 shares available to plan participants by contacting certain intermediaries that have dealer agreements with WFFD. These entities may impose transaction charges. Plan participants may purchase shares through their retirement plan’s administrator or record-keeper by following the process outlined in the terms of their plan.

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Redemption requests received by a retirement plan’s administrator or record-keeper from the plan’s participants will be processed according to the terms of the plan’s account with its intermediary. Plan participants should follow the process for selling fund shares outlined in the terms of their plan.

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	For purchase requests, payment of the full amount of the purchase request; and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.

Timing of Redemption Proceeds. We normally will send out redemption proceeds within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. Payment of redemption proceeds may be delayed for longer than seven days under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

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Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund (“Ultra-Short Funds”) and the money market funds, (the “Covered Funds”). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is “blocked” from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

■	Money market funds;

■	Ultra-Short Funds;

■	Dividend reinvestments;

■	Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

■	Rebalancing transactions within certain asset allocation or “wrap” programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

■	Transactions initiated by a “fund of funds” or Section 529 Plan into an underlying fund investment;

■	Permitted exchanges between share classes of the same Fund;

■	Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

■	Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such

U.S. Equity Funds  |  58

as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or “wrap” program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to make all purchases and redemptions of Fund shares as early in the day as possible and to notify us or your intermediary at least one day in advance of transactions in Fund shares in excess of $1 million. This will help us to manage the Funds most effectively. When you give this advance notice, please provide your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your intermediary.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.

Distributions

The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

You are eligible to earn distributions beginning on the business day after the Fund’s transfer agent or an authorized intermediary receives your purchase request in good order.

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Other Information

Taxes

By investing in the Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor. Please see the Statement of Additional Information for additional federal income tax information.
U.S. Equity Funds  |  60

Financial Highlights

Financial highlights are not available for the Class R6 shares of the Wells Fargo Endeavor Select Fund since Class R6 shares did not exist prior to the current fiscal year end. The financial highlights shown below are for the Fund’s Institutional Class shares and are intended to help you understand the Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information in the following table has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with the Fund’s financial statements, is also included in the Fund’s annual report, a copy of which is available upon request.

Endeavor Select Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.57	$9.95	$9.65	$14.39	$14.65
Net investment income (loss)	0.00 [1],[2]	(0.01) [1]	0.00 1,[2]	0.00 1,[2]	(0.01) [1]
Net realized and unrealized gains (losses) on investments	1.15	2.49	1.64	(0.14)	1.71
Total from investment operations	1.15	2.48	1.64	(0.14)	1.70
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.01)	0.00	0.00
Net realized gains	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)
Total distributions to shareholders	(2.04)	(1.86)	(1.34)	(4.60)	(1.96)
Net asset value, end of period	$9.68	$10.57	$9.95	$9.65	$14.39
Total return	15.76%	28.01%	19.87%	0.27%	12.63%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.92%	0.89%	0.95%	0.81%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.05%	(0.08)%	0.05%	0.04%	(0.09)%
Supplemental data
Portfolio turnover rate	20%	36%	59%	79%	126%
Net assets, end of period (000s omitted)	$107,670	$131,655	$144,199	$162,935	$221,801
1.	Calculated based upon average shares outstanding
2.	Amount is less than $0.005.

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The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.

Classic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class R6	2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.92	$12.49	$11.90	$13.62	$13.60
Net investment income	0.16 [1]	0.16	0.17 [1]	0.17	0.17 [1]
Net realized and unrealized gains (losses) on investments	1.00	1.39	1.42	(0.40)	1.08
Total from investment operations	1.16	1.55	1.59	(0.23)	1.25
Distributions to shareholders from
Net investment income	(0.31)	(0.12)	(0.19)	(0.17)	(0.24)
Net realized gains	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)
Total distributions to shareholders	(1.15)	(1.12)	(1.00)	(1.49)	(1.23)
Net asset value, end of period	$12.93	$12.92	$12.49	$11.90	$13.62
Total return	10.38%	12.96%	14.03%	(1.30)%	9.74%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.75%	0.75%	0.75%	0.74%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.27%	1.29%	1.40%	1.47%	1.25%
Supplemental data
Portfolio turnover rate	27%	21%	27%	34%	29%
Net assets, end of period (000s omitted)	$4,231	$2,578	$2,397	$2,842	$169
1.	Calculated based upon average shares outstanding

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Disciplined U.S. Core Fund

For a share outstanding throughout each period

	Year ended July 31
Class R6	2019	2018	2017	2016[1]
Net asset value, beginning of period	$18.17	$16.71	$14.86	$14.62
Net investment income	0.32	0.30 [2]	0.28 [2]	0.22 [2]
Net realized and unrealized gains (losses) on investments	0.40	1.97	1.99	1.72
Total from investment operations	0.72	2.27	2.27	1.94
Distributions to shareholders from
Net investment income	(0.28)	(0.22)	(0.21)	(0.26)
Net realized gains	(0.85)	(0.59)	(0.21)	(1.44)
Total distributions to shareholders	(1.13)	(0.81)	(0.42)	(1.70)
Net asset value, end of period	$17.76	$18.17	$16.71	$14.86
Total return[3]	4.77%	13.78%	15.56%	14.24%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.40%	0.42%	0.44%
Net expenses	0.41%	0.40%	0.42%	0.43%
Net investment income	1.84%	1.71%	1.77%	1.88%
Supplemental data
Portfolio turnover rate	63%	73%	60%	52%
Net assets, end of period (000s omitted)	$340,606	$445,678	$41,770	$4,024
1.For the period from September 30, 2015 (commencement of class operations) to July 31, 2016
2.Calculated based upon average shares outstanding
3.Returns for periods of less than one year are not annualized.

Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R6	2019	2018	2017	2016[1]
Net asset value, beginning of period	$47.53	$47.13	$47.90	$48.97
Net investment income (loss)	0.00 2,[3]	(0.01) [2]	(0.02) [2]	(0.02)
Net realized and unrealized gains (losses) on investments	5.02	11.49	6.57	4.98
Total from investment operations	5.02	11.48	6.55	4.96
Distributions to shareholders from
Net realized gains	(6.71)	(11.08)	(7.32)	(6.03)
Net asset value, end of period	$45.84	$47.53	$47.13	$47.90
Total return[4]	14.06%	28.26%	16.49%	10.89%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.74%	0.74%
Net expenses	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	0.00%	(0.02)%	(0.05)%	(0.23)%
Supplemental data
Portfolio turnover rate	39%	37%	42%	38%
Net assets, end of period (000s omitted)	$337,260	$242,838	$49,454	$30,906
1.	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016
2.	Calculated based upon average shares outstanding
3.	Amount is less than $0.005.
4.	Returns for periods of less than one year are not annualized.

63  |  U.S. Equity Funds

Large Cap Core Fund

For a share outstanding throughout each period

	Year ended July 31
Class R6	2019	2018	2017	2016[1]
Net asset value, beginning of period	$20.92	$18.09	$15.24	$14.66
Net investment income	0.34	0.22 [2]	0.25 [2]	0.20
Net realized and unrealized gains (losses) on investments	(0.30)	3.04	3.33	0.62
Total from investment operations	0.04	3.26	3.58	0.82
Distributions to shareholders from
Net investment income	(0.23)	(0.21)	(0.73)	(0.11)
Net realized gains	(2.05)	(0.22)	0.00	(0.13)
Total distributions to shareholders	(2.28)	(0.43)	(0.73)	(0.24)
Net asset value, end of period	$18.68	$20.92	$18.09	$15.24
Total return[3]	1.60%	18.16%	24.01%	5.57%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.76%	0.77%
Net expenses	0.65%	0.65%	0.68%	0.68%
Net investment income	1.83%	1.08%	1.62%	1.31%
Supplemental data
Portfolio turnover rate	45%	33%	50%	51%
Net assets, end of period (000s omitted)	$13,223	$15,225	$122	$2,449
1.	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016
2.	Calculated based upon average shares outstanding
3.	Returns for periods of less than one year are not annualized.

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R6	2019	2018	2017	2016	2015
Net asset value, beginning of period	$53.49	$51.12	$46.82	$50.34	$45.82
Net investment income	0.16 [1]	0.14	0.17	0.22	0.07 [1]
Net realized and unrealized gains (losses) on investments	3.65	12.85	6.52	(0.97)	6.56
Total from investment operations	3.81	12.99	6.69	(0.75)	6.63
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.08)	(0.22)	(0.04)
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)
Total distributions to shareholders	(11.24)	(10.62)	(2.39)	(2.77)	(2.11)
Net asset value, end of period	$46.06	$53.49	$51.12	$46.82	$50.34
Total return	11.46%	28.51%	15.09%	(1.39)%	14.88%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.74%	0.73%	0.72%
Net expenses	0.65%	0.65%	0.65%	0.64%	0.60%
Net investment income	0.35%	0.27%	0.36%	0.39%	0.13%
Supplemental data
Portfolio turnover rate	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$326,990	$327,943	$307,048	$225,805	$117,741
1.	Calculated based upon average shares outstanding

U.S. Equity Funds  |  64

Large Company Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class R6	2019	2018	2017[1]
Net asset value, beginning of period	$14.59	$16.66	$16.14
Net investment income	0.30	0.26	0.03 [2]
Net realized and unrealized gains (losses) on investments	(0.14)	1.30	0.49
Total from investment operations	0.16	1.56	0.52
Distributions to shareholders from
Net investment income	(0.33)	(0.25)	0.00
Net realized gains	(1.38)	(3.38)	0.00
Total distributions to shareholders	(1.71)	(3.63)	0.00
Net asset value, end of period	$13.04	$14.59	$16.66
Total return[3]	1.92%	9.88%	3.22%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.51%	0.49%
Net expenses	0.40%	0.40%	0.40%
Net investment income	2.26%	1.73%	0.52%
Supplemental data
Portfolio turnover rate	221%	258%	221%
Net assets, end of period (000s omitted)	$20	$23	$26
1.	For the period from April 7, 2017 (commencement of class operations) to July 31, 2017
2.	Calculated based upon average shares outstanding
3.	Returns for periods of less than one year are not annualized.

Low Volatility U.S. Equity Fund

For a share outstanding throughout each period

	Year ended July 31
Class R6	2019	2018	2017[1]
Net asset value, beginning of period	$11.58	$11.24	$10.00
Net investment income	0.26	0.22	0.18
Net realized and unrealized gains (losses) on investments	1.15	0.52	1.11
Total from investment operations	1.41	0.74	1.29
Distributions to shareholders from
Net investment income	(0.23)	(0.22)	(0.05)
Net realized gains	(0.65)	(0.18)	0.00
Total distributions to shareholders	(0.88)	(0.40)	(0.05)
Net asset value, end of period	$12.11	$11.58	$11.24
Total return[2]	13.39%	6.70%	12.94%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.12%	1.22%
Net expenses	0.33%	0.40%	0.40%
Net investment income	2.27%	1.96%	2.19%
Supplemental data
Portfolio turnover rate	74%	75%	39%
Net assets, end of period (000s omitted)	$1,217	$1,164	$1,129
1.	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
2.	Returns for periods of less than one year are not annualized.

65  |  U.S. Equity Funds

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R6	2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.87	$15.87	$15.08	$16.62	$14.77
Net investment income (loss)	(0.00) 1,[2]	0.02 [1]	0.03 [1]	0.04 [1]	0.05
Net realized and unrealized gains (losses) on investments	1.61	3.73	2.19	(0.53)	2.01
Total from investment operations	1.61	3.75	2.22	(0.49)	2.06
Distributions to shareholders from
Net realized gains	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)
Net asset value, end of period	$15.12	$15.87	$15.87	$15.08	$16.62
Total return	13.40%	27.27%	16.48%	(2.78)%	14.00%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.72%	0.71%	0.70%	0.68%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	(0.02)%	0.12%	0.25%	0.28%	0.29%
Supplemental data
Portfolio turnover rate	60%	45%	65%	47%	44%
Net assets, end of period (000s omitted)	$820,383	$196,934	$170,657	$179,198	$166,768
1.	Calculated based upon average shares outstanding
2.	Amount is more than $(0.005).

U.S. Equity Funds  |  66

.

.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

. .

© 2019 Wells Fargo & Company. All rights reserved.	129LC6R/P107R6 ICA Reg. No. 811-09253

Prospectus December 1, 2019	.
U.S. Equity Funds

Fund	Administrator Class
Wells Fargo Classic Value Fund (formerly Wells Fargo Intrinsic Value Fund)	EIVDX
Wells Fargo Disciplined U.S. Core Fund	EVSYX
Wells Fargo Endeavor Select Fund	WECDX
Wells Fargo Growth Fund	SGRKX
Wells Fargo Large Cap Core Fund	WFLLX
Wells Fargo Large Cap Growth Fund	STDFX
Wells Fargo Large Company Value Fund	WWIDX
Wells Fargo Low Volatility U.S. Equity Fund	WLVDX
Wells Fargo Omega Growth Fund	EOMYX
Wells Fargo Premier Large Company Growth Fund	WFPDX

.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Account Information
Share Class Eligibility..............................................................................................................................	61
Share Class Features...............................................................................................................................	61
Compensation to Financial Professionals and Intermediaries........................................................................	61
Buying and Selling Fund Shares...............................................................................................................	63
Exchanging Fund Shares.........................................................................................................................	64
Frequent Purchases and Redemptions of Fund Shares.................................................................................	65
Account Policies....................................................................................................................................	66
Distributions.........................................................................................................................................	67
Other Information
Taxes...................................................................................................................................................	68
Financial Highlights...............................................................................................................................	69

Classic Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.11%
Fee Waivers	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.95%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$97
3 Years	$337
5 Years	$596
10 Years	$1,337

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

3  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  4

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year[1,2]
.	Highest Quarter: 2nd Quarter 2009	+18.19%
	Lowest Quarter: 3rd Quarter 2011	-16.50%
Year-to-date total return as of 9/30/2019 is +23.43%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	-5.52%	5.25%	11.72%
Administrator Class (after taxes on distributions)	7/30/2010	-7.23%	3.18%	10.18%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	-1.91%	4.00%	9.69%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		-8.27%	5.95%	11.18%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.
2.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

5  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Miguel E. Giaconi, CFA, Portfolio Manager / 2013 Jean-Baptiste Nadal, CFA, Portfolio Manager / 2013

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  6

Disciplined U.S. Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.74%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$76
3 Years	$241
5 Years	$420
10 Years	$940

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

7  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  8

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year[1]
.	Highest Quarter: 3rd Quarter 2009	+14.98%
	Lowest Quarter: 3rd Quarter 2011	-14.58%
Year-to-date total return as of 9/30/2019 is +17.97%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	2/21/1995	-8.30%	7.85%	12.43%
Administrator Class (after taxes on distributions)	2/21/1995	-9.66%	5.68%	10.52%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	2/21/1995	-3.86%	5.82%	10.01%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

9  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Justin P. Carr, CFA, Portfolio Manager / 2017 Robert M. Wicentowski, CFA, Portfolio Manager / 2019

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  10

Endeavor Select Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.22%
Fee Waivers	(0.28)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.94%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$96
3 Years	$330
5 Years	$615
10 Years	$1,426

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

11  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  12

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
.	Highest Quarter: 1st Quarter 2012	+18.72%
	Lowest Quarter: 3rd Quarter 2011	-16.51%
Year-to-date total return as of 9/30/2019 is +27.74%

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	4/8/2005	2.86%	9.12%	13.87%
Administrator Class (after taxes on distributions)	4/8/2005	-2.85%	3.53%	10.78%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	5.42%	6.17%	11.08%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

13  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael T. Smith, CFA, Portfolio Manager/2010 Christopher J. Warner, CFA, Portfolio Manager/2016

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  14

Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.96%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$98
3 Years	$336
5 Years	$593
10 Years	$1,328

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

15  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  16

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
.	Highest Quarter: 1st Quarter 2012	+19.46%
	Lowest Quarter: 4th Quarter 2018	-17.54%
Year-to-date total return as of 9/30/2019 is +26.57%

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	8/30/2002	0.33%	7.47%	16.33%
Administrator Class (after taxes on distributions)	8/30/2002	-3.67%	3.31%	13.94%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	8/30/2002	3.31%	5.47%	13.67%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-2.12%	9.99%	15.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

17  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Thomas C. Ognar, CFA, Portfolio Manager / 2002

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  18

Large Cap Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.11%
Fee Waivers	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.97%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$99
3 Years	$339
5 Years	$598
10 Years	$1,339

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

19  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 10% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund’s investment restrictions.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  20

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year[1,2]
.	Highest Quarter: 1st Quarter 2012	+15.24%
	Lowest Quarter: 3rd Quarter 2011	-17.11%
Year-to-date total return as of 9/30/2019 is +16.56%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/16/2010	-8.69%	7.07%	11.82%
Administrator Class (after taxes on distributions)	7/16/2010	-11.25%	6.27%	11.30%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/16/2010	-3.17%	5.57%	9.87%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.
2.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect higher expenses applicable to Administrator Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

21  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	John R. Campbell, CFA, Portfolio Manager / 2015 Vince Fioramonti, CFA, Portfolio Manager / 2019 Jeff C. Moser, CFA[1], Portfolio Manager / 2007
1.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  22

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.95%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$97
3 Years	$335
5 Years	$592
10 Years	$1,327

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

23  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  24

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2012	+18.00%
	Lowest Quarter: 4th Quarter 2018	-16.38%
Year-to-date total return as of 9/30/2019 is +23.11%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	0.76%	8.43%	14.10%
Administrator Class (after taxes on distributions)	7/30/2010	-4.79%	5.49%	12.45%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	4.73%	6.56%	11.84%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%
1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Administrator Class shares would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

25  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Bob Gruendyke, CFA, Portfolio Manager / 2017 Thomas C. Ognar, CFA, Portfolio Manager / 2005

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  26

Large Company Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.75%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$77
3 Years	$270
5 Years	$479
10 Years	$1,083

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

27  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:
• at least 80% of the Fund’s net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of U.S. large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures contracts to equitize uninvested cash.

We construct a diversified portfolio of large capitalization equity securities that we believe, based on the use of a proprietary quantitative investment process, will outperform the broad market (net of fees) while maintaining a risk profile similar to the Russell 1000® Value Index. In an attempt to minimize the likelihood and magnitude of underperformance versus the Russell 1000® Value Index, under normal market conditions, the Fund will seek to create a portfolio with sector exposures, as well as value and market capitalization characteristics that are relatively consistent with that index. We monitor the risk-return tradeoff of the overall portfolio, and will either rebalance the portfolio or sell one or more individual securities when our expected return targets are reached, or when portfolio risks increase beyond acceptable levels.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  28

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
.	Highest Quarter: 3rd Quarter 2009	+17.65%
	Lowest Quarter: 3rd Quarter 2011	-16.52%
Year-to-date total return as of 9/30/2019 is +12.94%

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	12/31/2001	-9.76%	3.83%	9.54%
Administrator Class (after taxes on distributions)	12/31/2001	-13.21%	1.06%	7.72%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	12/31/2001	-4.82%	2.76%	7.69%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		-8.27%	5.95%	11.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

29  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Dennis Bein, CFA, Portfolio Manager / 2017 Ryan Brown, CFA, Portfolio Manager / 2017 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2017

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  30

Low Volatility U.S. Equity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	1.02%
Total Annual Fund Operating Expenses	1.42%
Fee Waivers	(0.77)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.65%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$66
3 Years	$373
5 Years	$703
10 Years	$1,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

31  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of domestic issuers.

In pursuing the Fund’s investment objective, we seek to produce returns that are similar to those of the Russell 1000® Index, but with lower volatility over a full market cycle. We may invest in equity securities of any market capitalization, but will primarily invest in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Our investment process uses multiple risk models to evaluate and forecast the risks for all constituents of the Russell 1000® Index. We then construct a diversified portfolio of stocks with below average forecasted risk characteristics in an effort to achieve market-like returns with considerably less volatility than the U.S. equity market as a whole. We monitor the portfolio’s overall risk and the risk of each individual security and either rebalance the portfolio or sell one or more individual securities when those risks increase beyond acceptable levels.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund after the permitted seeding period following the Fund’s inception, the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences. As of November 22, 2019, the Manager and/or its affiliates held approximately 78.43% of the Fund’s shares in the form of a seed capital investment intended to enable the Fund to commence investment operations and/or achieve sufficient scale. This percentage may change over time.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  32

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
.	Highest Quarter: 1st Quarter 2017	+4.78%
	Lowest Quarter: 4th Quarter 2018	-8.14%
Year-to-date total return as of 9/30/2019 is +22.42%

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date of Share Class	1 Year	5 Year	Performance since inception
Administrator Class (before taxes)	10/31/2016	-5.24%	N/A	5.32%
Administrator Class (after taxes on distributions)	10/31/2016	-7.06%	N/A	3.81%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	10/31/2016	-1.91%	N/A	3.93%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		-4.78%	N/A	9.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

33  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Dennis Bein, CFA, Portfolio Manager / 2016 Ryan Brown, CFA, Portfolio Manager / 2016 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2016

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  34

Omega Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.10%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$112
3 Years	$371
5 Years	$650
10 Years	$1,446

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

35  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances,

■	the Fund invests at least 80% of its total assets in equity securities; and

■	may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  36

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2012	+19.35%
	Lowest Quarter: 3rd Quarter 2011	-19.35%
Year-to-date total return as of 9/30/2019 is +25.13%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	1/13/1997	0.13%	7.29%	14.40%
Administrator Class (after taxes on distributions)	1/13/1997	-2.56%	4.86%	12.73%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	1/13/1997	1.89%	5.39%	11.88%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-2.12%	9.99%	15.15%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

37  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael T. Smith, CFA, Portfolio Manager / 2010 Christopher J. Warner, CFA, Portfolio Manager / 2016

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  38

Premier Large Company Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.66%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.00%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$102
3 Years	$333
5 Years	$583
10 Years	$1,299

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

39  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  40

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year[1,2]
.	Highest Quarter: 1st Quarter 2012	+18.45%
	Lowest Quarter: 4th Quarter 2018	-17.07%
Year-to-date total return as of 9/30/2019 is +24.31%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/16/2010	0.97%	7.77%	14.09%
Administrator Class (after taxes on distributions)	7/16/2010	-3.00%	4.86%	12.48%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/16/2010	3.68%	5.98%	11.82%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.
2.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

41  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2010 Bob Gruendyke, CFA, Portfolio Manager / 2017 Thomas C. Ognar, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  42

Details About the Funds

Classic Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

43  |  U.S. Equity Funds

Disciplined U.S. Core Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Derivatives Risk ■ Futures Contracts Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  44

Endeavor Select Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

45  |  U.S. Equity Funds

Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  46

Large Cap Core Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 10% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund’s investment restrictions.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

47  |  U.S. Equity Funds

Large Cap Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  48

Large Company Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:
• at least 80% of the Fund’s net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of U.S. large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures contracts to equitize uninvested cash.

We construct a diversified portfolio of large capitalization equity securities that we believe, based on the use of a proprietary quantitative investment process, will outperform the broad market (net of fees) while maintaining a risk profile similar to the Russell 1000® Value Index. In an attempt to minimize the likelihood and magnitude of underperformance versus the Russell 1000® Value Index, under normal market conditions, the Fund will seek to create a portfolio with sector exposures, as well as value and market capitalization characteristics that are relatively consistent with that index. We monitor the risk-return tradeoff of the overall portfolio, and will either rebalance the portfolio or sell one or more individual securities when our expected return targets are reached, or when portfolio risks increase beyond acceptable levels.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Derivatives Risk ■ Futures Contracts Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

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Low Volatility U.S. Equity Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of domestic issuers.

In pursuing the Fund’s investment objective, we seek to produce returns that are similar to those of the Russell 1000® Index, but with lower volatility over a full market cycle. We may invest in equity securities of any market capitalization, but will primarily invest in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Our investment process uses multiple risk models to evaluate and forecast the risks for all constituents of the Russell 1000® Index. We then construct a diversified portfolio of stocks with below average forecasted risk characteristics in an effort to achieve market-like returns with considerably less volatility than the U.S. equity market as a whole. We monitor the portfolio’s overall risk and the risk of each individual security and either rebalance the portfolio or sell one or more individual securities when those risks increase beyond acceptable levels.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Growth/Value Investing Risk ■ Management Risk ■ Market Risk	■ New Fund Risk ■ Regulatory Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  50

Omega Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances,

■	the Fund invests at least 80% of its total assets in equity securities; and

■	may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

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Premier Large Company Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  52

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives’ underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of a derivative strategy will be affected by the portfolio manager’s ability to assess and predict market or economic developments and their impact on the derivatives’ underlying assets, indexes or reference rates, as well as the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the portfolio manager believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or reference rates, and increase the volatility of the Fund’s net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit certain characteristics, such as growth characteristics or value characteristics, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities that exhibit different characteristics.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

53  |  U.S. Equity Funds

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund’s inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may have recently become public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Portfolio Holdings Information

A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

U.S. Equity Funds  |  54

Pricing Fund Shares

A Fund’s NAV is the value of a single share. The NAV is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open, although a Fund may deviate from this calculation time under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading; however, under unusual or unexpected circumstances, a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund’s assets are traded in various markets on days when the Fund is closed, the value of the Fund’s assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund’s assets may not occur on days when the Fund is open.

With respect to any portion of a Fund’s assets that may be invested in other mutual funds, the value of the Fund’s shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund’s interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund’s assets invested directly in securities, the Fund’s investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value as of the time a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price are made available, but before the time as of which a Fund calculates its NAV, that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund’s securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund’s Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

55  |  U.S. Equity Funds

Management of the Funds

The Manager

Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

Funds Management is also responsible for providing Fund-level administrative services to the Fund, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.

To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.

A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s Annual report for the period ended July 31st.

For each Fund’s most recent fiscal year end, the Management Fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Classic Value Fund	0.62%
Disciplined U.S. Core Fund	0.34%
Endeavor Select Fund	0.60%
Growth Fund	0.68%
Large Cap Core Fund	0.58%
Large Cap Growth Fund	0.59%
Large Company Value Fund	0.27%
Low Volatility U.S. Equity Fund	0.00%
Omega Growth Fund	0.78%
Premier Large Company Growth Fund	0.62%

U.S. Equity Funds  |  56

The Sub-Adviser and Portfolio Managers

The following Sub-Adviser and Portfolio Managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The Sub-Adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment Manager to the Funds. The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Dennis Bein, CFA Large Company Value Fund Low Volatility U.S. Equity Fund	Mr. Bein joined Wells Capital Management or one of its predecessor firms in 1995, where he currently serves as a Portfolio Manager for the Analytic Investors team.
Ryan Brown, CFA Large Company Value Fund Low Volatility U.S. Equity Fund	Mr. Brown joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Analytic Investors team.
John R. Campbell, CFA Large Cap Core Fund	Mr. Campbell joined Wells Capital Management or one of its predecessor firms in 2006, where he currently serves as a Senior Portfolio Manager for the Golden Capital Equity team.
Justin P. Carr, CFA Disciplined U.S. Core Fund	Mr. Carr joined Wells Capital Management or one of its predecessor firms in 2001, where he currently serves as Portfolio Manager and Analyst for the Golden Capital Equity team.
Harindra de Silva, Ph.D., CFA Large Company Value Fund Low Volatility U.S. Equity Fund	Mr. de Silva joined Wells Capital Management or one of its predecessor firms in 1995, where he currently serves as President and Portfolio Manager for the Analytic Investors team.
Joseph M. Eberhardy, CFA, CPA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Eberhardy joined Wells Capital Management or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Vince Fioramonti, CFA Large Cap Core Fund	Mr. Fioramonti joined Wells Capital Management or one of its predecessor firms in 2012, where he currently serves as a Senior Portfolio Manager for the Golden Capital Equity team.
Miguel E. Giaconi, CFA Classic Value Fund	Mr. Giaconi joined Wells Capital Management or one of its predecessor firms in 2003, where he currently serves as a Portfolio Manager and Director of Research with the MetWest Capital Equity team.
Bob Gruendyke, CFA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Gruendyke joined Wells Capital Management in 2008, where he currently serves as a portfolio manager on the Heritage Growth Equity team.
Jeff C. Moser, CFA[1] Large Cap Core Fund

Mr. Moser joined Wells Capital Management or one of its predecessor firms in 1999, where he currently serves as Portfolio Manager for the Golden Capital Equity team. Prior to joining Wells Capital Management, he served as a founding partner of Golden Capital Management, LLC.

Jean-Baptiste Nadal, CFA Classic Value Fund	Mr. Nadal joined Wells Capital Management or one of its predecessor firms in 2011, where he currently serves as Team Leader and Senior Portfolio Manager with the MetWest Capital Equity team.
Thomas C. Ognar, CFA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Ognar joined Wells Capital Management or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.

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Michael T. Smith, CFA Endeavor Select Fund Omega Growth Fund	Mr. Smith joined Wells Capital Management or one of its predecessor firms in 2000, where he currently serves as a Managing Director and Senior Portfolio Manager on the Fundamental Growth Equity team.
Christopher J. Warner, CFA Endeavor Select Fund Omega Growth Fund	Mr. Warner joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Robert M. Wicentowski, CFA Disciplined U.S. Core Fund

Mr. Wicentowski joined Wells Capital Management or one of its predecessor firms in 2016, where he currently serves as a Portfolio Manager and Analyst for the Golden Capital Equity team. Prior to joining Wells Capital Management, he served as a Manager of Portfolio Research at WBI Investments, LLC. Prior to WBI Investments, Mr. Wicentowski served as a Senior Global Strategist for the Options Strategy Group for Wells Fargo Bank, N.A.

1.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).

As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

U.S. Equity Funds  |  58

Sub-Adviser’s Prior Performance History

Large Company Value Fund. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Wells Capital Management with substantially similar investment objectives, policies and strategies as the Fund (the “Composite”). The discretionary accounts included in the Composite are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the Investment Company Act of 1940 the (“1940 Act”) and Subchapter M of the Internal Revenue Code. As a result, the investment portfolio of the Fund, if it had been in operation during the periods shown, would likely have differed to some extent from the portfolio of the accounts included in the Composite. If the accounts in the Composite had been subject to these restrictions, the performance of the Composite might have been adversely affected.

The Composite’s performance information presented below includes actual brokerage commissions and execution costs paid by the discretionary accounts and has been adjusted to reflect the higher expenses of the Administrator Class shares of the Fund, as shown in the “Total Annual Operating Expenses After Fee Waiver” row in the Fund’s Annual Operating Expenses Table. The Composite’s performance does not represent historical performance of the Fund and should not be interpreted as indicative of the future performance for the Fund. The performance information for the Composite should not be relied upon as a substitute for the Fund’s performance information or as an indication of the future performance of the Fund because, among other things, the cash flow in and out of the Fund and the accounts comprising the Composite, and the fees and expenses and the portfolio size and positions of the accounts comprising the Composite and the Fund will vary. The Composite performance information presented below was calculated in accordance with the methodology contained in the CFA Institute’s Global Investment Performance Standards, which differs from the SEC’s standard methodology for calculating performance. Past performance of the Composite shown below is no guarantee of similar future performance for the Fund.

Calendar Year Total Returns for Composite as of 12/31 each year (adjusted to reflect Administrator Class expenses)
.	Highest Quarter: 2nd Quarter 2009	17.69%
	Lowest Quarter: 4th Quarter 2008	-19.94%

The table below compares the performance of the Composite to that of the Russell 1000® Value Index as of December 31, 2018.

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date	1 Year	5 Year	10 Year
Composite Administrator Class	7/1/2000	-9.82%	5.69%	10.64%
Russell 1000® Value (reflects no deduction for fees, expenses or taxes)		-4.78%	8.21%	13.28%

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Low Volatility U.S. Equity Fund. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Wells Capital Management with substantially similar investment objectives, policies and strategies as the Fund (the “Composite”). The discretionary accounts included in the Composite are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the Investment Company Act of 1940 the (“1940 Act”) and Subchapter M of the Internal Revenue Code. As a result, the investment portfolio of the Fund, if it had been in operation during the periods shown, would likely have differed to some extent from the portfolio of the accounts included in the Composite. If the accounts in the Composite had been subject to these restrictions, the performance of the Composite might have been adversely affected.

The Composite’s performance information presented below includes actual brokerage commissions and execution costs paid by the discretionary accounts and has been adjusted to reflect the higher expenses of the Administrator Class of the Fund. The Composite’s performance does not represent historical performance of the Fund and should not be interpreted as indicative of the future performance for the Fund. The performance information for the Composite should not be relied upon as a substitute for the Fund’s performance information or as an indication of the future performance of the Fund because, among other things, the cash flow in and out of the Fund and the accounts comprising the Composite, and the fees and expenses and the portfolio size and positions of the accounts comprising the Composite and the Fund will vary. The Composite performance information presented below was calculated in accordance with the methodology contained in the CFA Institute’s Global Investment Performance Standards, which differs from the SEC’s standard methodology for calculating performance. Past performance of the Composite shown below is no guarantee of similar future performance for the Fund.

Calendar Year Total Returns for Administrator Class as of 12/31 each year (adjusted to reflect Administrator Class expenses)
.	Highest Quarter: 1st Quarter 2013	13.93%
	Lowest Quarter: 4th Quarter 2008	-21.30%

The table below compares the performance of the Composite to that of the Russell 1000® Index as of December 31, 2018.

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date	1 Year	5 Year	10 Year
Composite Administrator Class	10/31/2004	-5.20%	7.01%	11.40%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		-4.78%	8.21%	13.28%

U.S. Equity Funds  |  60

Account Information

Share Class Eligibility

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. The following investors may purchase Administrator Class shares and are not subject to a minimum initial investment amount except, as noted below:

■	Employee benefit plan programs;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee;

■	Registered investment adviser mutual fund wrap programs or other accounts that charge a fee for advisory, investment, consulting or similar services;

■	Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■	Internal Revenue Code Section 529 college savings plan accounts;

■	Funds of funds, including those advised by Funds Management;

■	Private Bank and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■	Endowments, non-profits, and charitable organizations who invest a minimum initial investment amount of $500,000 in a Fund;

■	Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

■	Individual investors who purchase through an intermediary-sponsored self-directed brokerage account program that may or may not charge transaction fees;

■	Individual investors who invest a minimum initial investment amount of $1 million directly in a Fund; and

■	Certain investors and related accounts as detailed in the Statement of Additional Information.

Eligibility requirements for Administrator Class shares may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Share Class Features

The table below summarizes the key features of the share class offered through this Prospectus.

Administrator Class
Front-End Sales Charge	None
Contingent Deferred Sales Charge (CDSC)	None
Ongoing Distribution (12b-1) Fees	None
Shareholder Servicing Fee	0.25%

Information regarding sales charges, breakpoint levels, reductions and waivers is also available free of charge on our website at wfam.com. You may wish to discuss your choice of share class with your financial professional.

Compensation to Financial Professionals and Intermediaries

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and

61  |  U.S. Equity Funds

verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. The fees paid under the Servicing Plan are as follows:

Fund	Administrator Class
Classic Value Fund	0.25%
Disciplined U.S. Core Fund	0.25%
Endeavor Select Fund	0.25%
Growth Fund	0.25%
Large Cap Core Fund	0.25%
Large Cap Growth Fund	0.25%
Large Company Value Fund	0.25%
Low Volatility U.S. Equity Fund	0.25%
Omega Growth Fund	0.25%
Premier Large Company Growth Fund	0.25%

Additional Payments to Financial Professionals and Intermediaries

In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.

In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.

The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.

The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.

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Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below); and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.

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Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy one or more redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

Timing of Redemption Proceeds. We normally will send out redemption proceeds within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Payment of redemption proceeds may be delayed for longer than seven days under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for redeeming shares provided by the product or plan. There may be special requirements that supersede or are in addition to the requirements in this Prospectus.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

U.S. Equity Funds  |  64

■	If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund (“Ultra-Short Funds”) and the money market funds, (the “Covered Funds”). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is “blocked” from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

■	Money market funds;

■	Ultra-Short Funds;

■	Dividend reinvestments;

65  |  U.S. Equity Funds

■	Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

■	Rebalancing transactions within certain asset allocation or “wrap” programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

■	Transactions initiated by a “fund of funds” or Section 529 Plan into an underlying fund investment;

■	Permitted exchanges between share classes of the same Fund;

■	Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

■	Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or “wrap” program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to make all purchases and redemptions of Fund shares as early in the day as possible and to notify us or your intermediary at least one day in advance of transactions in Fund shares in excess of $1 million. This will help us to manage the Funds most effectively. When you give this advance notice, please provide your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee.

The retirement accounts available for individuals and small businesses are:

U.S. Equity Funds  |  66

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.

Distributions

The Funds, except the Large Company Value Fund, generally make distributions of any net investment income and any realized net capital gains at least annually. The Large Company Value Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please contact your institution for distribution options. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call Investor Services at 1-800-222-8222.

■	Automatic Reinvestment Option—Allows you to use distributions to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

■	Check Payment Option—Allows you to receive distributions via checks mailed to your address of record or to another name and address which you have specified in written instructions. A Medallion Guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

■	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through EFT. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

■	Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to use this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum investment amounts in both Funds prior to using this option.

You are eligible to earn distributions beginning on the business day after the Fund’s transfer agent or an authorized intermediary receives your purchase request in good order.

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Other Information

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

The Fund elected to be treated, and intends to qualify each year, as a regulated investment company (“RIC”). A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from a Fund’s ordinary income and net short-term capital gains, if any, generally will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gains, if any, generally will be taxable to you as long-term capital gains. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on qualified dividend income, if any, distributed by the Fund.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

Individual taxpayers are subject to a maximum tax rate of 37% on ordinary income and a maximum tax rate on long-term capital gains and qualified dividends of 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a maximum tax rate of 21%. However, a RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

When you receive a distribution from a Fund or redeem shares, you may be subject to backup withholding.

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Financial Highlights

The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.

Classic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.68	$13.17	$12.51	$14.25	$14.08
Net investment income	0.12	0.13	0.14 [1]	0.15	0.13
Net realized and unrealized gains (losses) on investments	1.00	1.47	1.49	(0.43)	1.14
Total from investment operations	1.12	1.60	1.63	(0.28)	1.27
Distributions to shareholders from
Net investment income	(0.15)	(0.09)	(0.16)	(0.14)	(0.11)
Net realized gains	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)
Total distributions to shareholders	(0.99)	(1.09)	(0.97)	(1.46)	(1.10)
Net asset value, end of period	$13.81	$13.68	$13.17	$12.51	$14.25
Total return	9.21%	12.63%	13.66%	(1.58)%	9.42%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.10%	1.10%	1.10%	1.06%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	0.96%	0.98%	1.10%	1.27%	0.95%
Supplemental data
Portfolio turnover rate	27%	21%	27%	34%	29%
Net assets, end of period (000s omitted)	$464,041	$469,464	$459,650	$470,152	$529,293
1.	Calculated based upon average shares outstanding

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Disciplined U.S. Core Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.17	$16.71	$14.85	$15.80	$16.60
Net investment income	0.26 [1]	0.25 [1]	0.25 [1]	0.24 [1]	0.25 [1]
Net realized and unrealized gains (losses) on investments	0.41	1.97	1.98	0.48	1.63
Total from investment operations	0.67	2.22	2.23	0.72	1.88
Distributions to shareholders from
Net investment income	(0.19)	(0.17)	(0.16)	(0.23)	(0.19)
Net realized gains	(0.85)	(0.59)	(0.21)	(1.44)	(2.49)
Total distributions to shareholders	(1.04)	(0.76)	(0.37)	(1.67)	(2.68)
Net asset value, end of period	$17.80	$18.17	$16.71	$14.85	$15.80
Total return	4.43%	13.40%	15.24%	5.36%	12.20%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.75%	0.77%	0.78%	0.74%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.73%
Net investment income	1.50%	1.42%	1.60%	1.71%	1.58%
Supplemental data
Portfolio turnover rate	63%	73%	60%	52%	53%
Net assets, end of period (000s omitted)	$58,808	$94,058	$94,294	$116,807	$63,544
1.Calculated based upon average shares outstanding

Endeavor Select Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.12	$9.62	$9.38	$14.13	$14.45
Net investment income (loss)	(0.01) [1]	(0.03) [1]	(0.01) [1]	0.01 [1]	(0.05) [1]
Net realized and unrealized gains (losses) on investments	1.08	2.38	1.58	(0.16)	1.69
Total from investment operations	1.07	2.35	1.57	(0.15)	1.64
Distributions to shareholders from
Net realized gains	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)
Net asset value, end of period	$9.15	$10.12	$9.62	$9.38	$14.13
Total return	15.63%	27.55%	19.71%	0.16%	12.38%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.16%	1.14%	1.14%	1.05%
Net expenses	1.00%	1.00%	1.00%	1.00%	0.99%
Net investment income (loss)	(0.16)%	(0.28)%	(0.12)%	0.06%	(0.32)%
Supplemental data
Portfolio turnover rate	20%	36%	59%	79%	126%
Net assets, end of period (000s omitted)	$2,590	$3,068	$3,695	$5,254	$42,776
1.	Calculated based upon average shares outstanding

U.S. Equity Funds  |  70

Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$43.89	$44.40	$45.66	$52.86	$52.80
Net investment loss	(0.10) [1]	(0.11) [1]	(0.11) [1]	(0.14) [1]	(0.20) [1]
Net realized and unrealized gains (losses) on investments	4.50	10.68	6.17	(1.03)	7.49
Total from investment operations	4.40	10.57	6.06	(1.17)	7.29
Distributions to shareholders from
Net realized gains	(6.71)	(11.08)	(7.32)	(6.03)	(7.23)
Net asset value, end of period	$41.58	$43.89	$44.40	$45.66	$52.86
Total return	13.78%	27.90%	16.20%	(1.53)%	15.28%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.09%	1.07%	1.02%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.25)%	(0.24)%	(0.27)%	(0.31)%	(0.37)%
Supplemental data
Portfolio turnover rate	39%	37%	42%	38%	35%
Net assets, end of period (000s omitted)	$561,900	$564,391	$637,987	$1,528,288	$2,349,359
1.	Calculated based upon average shares outstanding

Large Cap Core Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$21.05	$18.21	$15.18	$15.87	$14.34
Net investment income	0.29 [1]	0.17 [1]	0.16 [1]	0.15	0.10
Net realized and unrealized gains (losses) on investments	(0.30)	3.05	2.87	(0.62)	1.50
Total from investment operations	(0.01)	3.22	3.03	(0.47)	1.60
Distributions to shareholders from
Net investment income	(0.17)	(0.16)	(0.00) [2]	(0.09)	(0.07)
Net realized gains	(2.05)	(0.22)	0.00	(0.13)	0.00
Total distributions to shareholders	(2.22)	(0.38)	(0.00) [2]	(0.22)	(0.07)
Net asset value, end of period	$18.82	$21.05	$18.21	$15.18	$15.87
Total return	1.26%	17.81%	19.99%	(2.98)%	11.28%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.10%	1.12%	1.11%
Net expenses	0.97%	0.98%	1.00%	0.96%	0.90%
Net investment income	1.52%	0.86%	1.00%	0.95%	0.61%
Supplemental data
Portfolio turnover rate	45%	33%	50%	51%	44%
Net assets, end of period (000s omitted)	$16,566	$25,444	$32,091	$57,879	$83,692
1.	Calculated based upon average shares outstanding
2.	Amount is less than $0.005.

71  |  U.S. Equity Funds

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$52.54	$50.46	$46.32	$49.84	$45.50
Net investment income (loss)	0.02	(0.01)	0.05	0.05	0.05
Net realized and unrealized gains (losses) on investments	3.53	12.66	6.41	(0.94)	6.36
Total from investment operations	3.55	12.65	6.46	(0.89)	6.41
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	(0.08)	0.00
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)
Total distributions to shareholders	(11.22)	(10.57)	(2.32)	(2.63)	(2.07)
Net asset value, end of period	$44.87	$52.54	$50.46	$46.32	$49.84
Total return	11.14%	28.14%	14.75%	(1.71)%	14.48%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.09%	1.08%	1.08%	1.05%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	0.05%	(0.03)%	0.06%	0.12%	0.10%
Supplemental data
Portfolio turnover rate	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$67,158	$79,154	$80,937	$237,577	$262,535

Large Company Value Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.59	$16.66	$14.68	$16.20	$16.93
Net investment income	0.26	0.20	0.16 [1]	0.20	0.17
Net realized and unrealized gains (losses) on investments	(0.14)	1.30	1.94	(0.41)	0.78
Total from investment operations	0.12	1.50	2.10	(0.21)	0.95
Distributions to shareholders from
Net investment income	(0.27)	(0.19)	(0.12)	(0.19)	(0.18)
Net realized gains	(1.38)	(3.38)	0.00	(1.12)	(1.50)
Total distributions to shareholders	(1.65)	(3.57)	(0.12)	(1.31)	(1.68)
Net asset value, end of period	$13.06	$14.59	$16.66	$14.68	$16.20
Total return	1.61%	9.44%	14.35%	(0.79)%	5.95%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.86%	1.01%	1.16%	1.12%
Net expenses	0.75%	0.75%	0.87%	0.93%	0.85%
Net investment income	1.93%	1.37%	1.01%	1.35%	1.01%
Supplemental data
Portfolio turnover rate	221%	258%	221%	50%	71%
Net assets, end of period (000s omitted)	$13,854	$16,744	$18,296	$24,164	$30,177
1.	Calculated based upon average shares outstanding

U.S. Equity Funds  |  72

Low Volatility U.S. Equity Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2019	2018	2017[1]
Net asset value, beginning of period	$11.55	$11.21	$10.00
Net investment income	0.22	0.18	0.15
Net realized and unrealized gains (losses) on investments	1.15	0.53	1.10
Total from investment operations	1.37	0.71	1.25
Distributions to shareholders from
Net investment income	(0.19)	(0.19)	(0.04)
Net realized gains	(0.65)	(0.18)	0.00
Total distributions to shareholders	(0.84)	(0.37)	(0.04)
Net asset value, end of period	$12.08	$11.55	$11.21
Total return[2]	13.00%	6.36%	12.57%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.47%	1.57%
Net expenses	0.68%	0.75%	0.75%
Net investment income	1.92%	1.61%	1.87%
Supplemental data
Portfolio turnover rate	74%	75%	39%
Net assets, end of period (000s omitted)	$121	$116	$113
1.	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
2.	Returns for periods of less than one year are not annualized.

Omega Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$59.39	$52.99	$45.65	$51.20	$52.50
Net investment loss	(0.25) [1]	(0.25) [1]	(0.12) [1]	(0.12) [1]	(0.17) [1]
Net realized and unrealized gains (losses) on investments	7.25	13.56	8.61	(1.50)	5.41
Total from investment operations	7.00	13.31	8.49	(1.62)	5.24
Distributions to shareholders from
Net realized gains	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)
Net asset value, end of period	$60.58	$59.39	$52.99	$45.65	$51.20
Total return	14.12%	27.07%	19.08%	(2.84)%	10.91%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.20%	1.20%	1.19%	1.15%
Net expenses	1.10%	1.10%	1.10%	1.08%	1.05%
Net investment loss	(0.45)%	(0.45)%	(0.25)%	(0.27)%	(0.33)%
Supplemental data
Portfolio turnover rate	39%	48%	76%	84%	94%
Net assets, end of period (000s omitted)	$26,141	$24,140	$19,754	$38,039	$86,756
1.	Calculated based upon average shares outstanding
73  |  U.S. Equity Funds

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.35	$15.52	$14.82	$16.41	$14.63
Net investmentloss	(0.04) [1]	(0.03) [1]	(0.01) [1]	(0.00) 1,[2]	(0.00) [2]
Net realized and unrealized gains (losses) on investments	1.53	3.61	2.14	(0.54)	1.99
Total from investment operations	1.49	3.58	2.13	(0.54)	1.99
Distributions to shareholders from
Net realized gains	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)
Net asset value, end of period	$14.48	$15.35	$15.52	$14.82	$16.41
Total return	13.02%	26.70%	16.14%	(3.13)%	13.73%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.07%	1.06%	1.04%	1.00%
Net expenses	1.00%	1.00%	1.00%	0.98%	0.95%
Net investment loss	(0.29)%	(0.22)%	(0.06)%	(0.02)%	(0.01)%
Supplemental data
Portfolio turnover rate	60%	45%	65%	47%	44%
Net assets, end of period (000s omitted)	$49,042	$57,582	$82,998	$292,900	$1,129,970
1.	Calculated based upon average shares outstanding
2.	Amount is more than $(0.005).

U.S. Equity Funds  |  74

.

.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

. .

© 2019 Wells Fargo & Company. All rights reserved.	129LCAM/P103 ICA Reg. No. 811-09253

Prospectus December 1, 2019	.
U.S. Equity Funds

Fund	Institutional Class
Wells Fargo Classic Value Fund (formerly Wells Fargo Intrinsic Value Fund)	EIVIX
Wells Fargo Disciplined U.S. Core Fund	EVSIX
Wells Fargo Endeavor Select Fund	WFCIX
Wells Fargo Growth Fund	SGRNX
Wells Fargo Large Cap Core Fund	EGOIX
Wells Fargo Large Cap Growth Fund	STNFX
Wells Fargo Large Company Value Fund	WLCIX
Wells Fargo Low Volatility U.S. Equity Fund	WLVOX
Wells Fargo Omega Growth Fund	EKONX
Wells Fargo Premier Large Company Growth Fund	EKJYK

.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Account Information
Share Class Eligibility..............................................................................................................................	61
Share Class Features...............................................................................................................................	61
Compensation to Financial Professionals and Intermediaries........................................................................	61
Buying and Selling Fund Shares...............................................................................................................	62
Exchanging Fund Shares.........................................................................................................................	64
Frequent Purchases and Redemptions of Fund Shares.................................................................................	64
Account Policies....................................................................................................................................	66
Distributions.........................................................................................................................................	67
Other Information
Taxes...................................................................................................................................................	68
Financial Highlights...............................................................................................................................	69

Classic Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.70%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$72
3 Years	$258
5 Years	$461
10 Years	$1,046

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

3  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  4

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1]
.	Highest Quarter: 2nd Quarter 2009	+18.22%
	Lowest Quarter: 3rd Quarter 2011	-16.48%
Year-to-date total return as of 9/30/2019 is +23.68%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	8/1/2006	-5.32%	5.51%	11.93%
Institutional Class (after taxes on distributions)	8/1/2006	-7.16%	3.31%	10.26%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	8/1/2006	-1.70%	4.20%	9.86%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		-8.27%	5.95%	11.18%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

5  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Miguel E. Giaconi, CFA, Portfolio Manager / 2013 Jean-Baptiste Nadal, CFA, Portfolio Manager / 2013

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  6

Disciplined U.S. Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.51%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.48%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$49
3 Years	$161
5 Years	$282
10 Years	$638

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

7  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  8

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1,2]
.	Highest Quarter: 3rd Quarter 2009	+14.98%
	Lowest Quarter: 3rd Quarter 2011	-14.48%
Year-to-date total return as of 9/30/2019 is +18.24%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	-8.08%	8.12%	12.67%
Institutional Class (after taxes on distributions)	7/30/2010	-9.55%	5.84%	10.66%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	-3.65%	6.01%	10.19%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
1.	Historical performance shown prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.
2.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for InstitutionalClass shares would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

9  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Justin P. Carr, CFA, Portfolio Manager / 2017 Robert M. Wicentowski, CFA, Portfolio Manager / 2019

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  10

Endeavor Select Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.70%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$72
3 Years	$254
5 Years	$482
10 Years	$1,139

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

11  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  12

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year
.	Highest Quarter: 1st Quarter 2012	+18.76%
	Lowest Quarter: 3rd Quarter 2011	-16.36%
Year-to-date total return as of 9/30/2019 is +27.86%

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	4/8/2005	2.98%	9.31%	14.08%
Institutional Class (after taxes on distributions)	4/8/2005	-2.49%	3.85%	11.06%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	5.33%	6.33%	11.27%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

13  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael T. Smith, CFA, Portfolio Manager/2010 Christopher J. Warner, CFA, Portfolio Manager/2016

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  14

Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.75%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$77
3 Years	$261
5 Years	$462
10 Years	$1,040

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

15  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  16

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year
.	Highest Quarter: 1st Quarter 2012	+19.50%
	Lowest Quarter: 4th Quarter 2018	-17.50%
Year-to-date total return as of 9/30/2019 is +26.79%

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	2/24/2000	0.55%	7.69%	16.55%
Institutional Class (after taxes on distributions)	2/24/2000	-3.15%	3.74%	14.29%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	2/24/2000	3.22%	5.65%	13.88%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-2.12%	9.99%	15.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

17  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Thomas C. Ognar, CFA, Portfolio Manager / 2002

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  18

Large Cap Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.67%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$68
3 Years	$255
5 Years	$458
10 Years	$1,043

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

19  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 10% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund’s investment restrictions.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  20

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2012	+15.26%
	Lowest Quarter: 3rd Quarter 2011	-17.11%
Year-to-date total return as of 9/30/2019 is +16.75%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	12/17/2007	-8.35%	7.39%	12.11%
Institutional Class (after taxes on distributions)	12/17/2007	-11.02%	6.48%	11.52%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	12/17/2007	-2.89%	5.82%	10.12%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		-4.38%	8.49%	13.12%
1.	Historical performance shown for the Institutional Class shares of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

21  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	John R. Campbell, CFA, Portfolio Manager / 2015 Vince Fioramonti, CFA, Portfolio Manager / 2019 Jeff C. Moser, CFA[1], Portfolio Manager / 2007
1.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  22

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.75%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$77
3 Years	$261
5 Years	$462
10 Years	$1,040

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

23  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  24

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2012	+18.08%
	Lowest Quarter: 4th Quarter 2018	-16.35%
Year-to-date total return as of 9/30/2019 is +23.28%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	0.94%	8.69%	14.33%
Institutional Class (after taxes on distributions)	7/30/2010	-4.53%	5.74%	12.67%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	4.78%	6.76%	12.03%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%
1.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

25  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Bob Gruendyke, CFA, Portfolio Manager / 2017 Thomas C. Ognar, CFA, Portfolio Manager / 2005

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  26

Large Company Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.64%
Fee Waivers	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$51
3 Years	$191
5 Years	$343
10 Years	$785

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

27  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:
• at least 80% of the Fund’s net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of U.S. large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures contracts to equitize uninvested cash.

We construct a diversified portfolio of large capitalization equity securities that we believe, based on the use of a proprietary quantitative investment process, will outperform the broad market (net of fees) while maintaining a risk profile similar to the Russell 1000® Value Index. In an attempt to minimize the likelihood and magnitude of underperformance versus the Russell 1000® Value Index, under normal market conditions, the Fund will seek to create a portfolio with sector exposures, as well as value and market capitalization characteristics that are relatively consistent with that index. We monitor the risk-return tradeoff of the overall portfolio, and will either rebalance the portfolio or sell one or more individual securities when our expected return targets are reached, or when portfolio risks increase beyond acceptable levels.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  28

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year
.	Highest Quarter: 3rd Quarter 2009	+17.60%
	Lowest Quarter: 3rd Quarter 2011	-16.44%
Year-to-date total return as of 9/30/2019 is +13.17%

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	3/31/2008	-9.54%	4.08%	9.79%
Institutional Class (after taxes on distributions)	3/31/2008	-13.09%	1.23%	7.91%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	3/31/2008	-4.68%	2.93%	7.89%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		-8.27%	5.95%	11.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

29  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Dennis Bein, CFA, Portfolio Manager / 2017 Ryan Brown, CFA, Portfolio Manager / 2017 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2017

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  30

Low Volatility U.S. Equity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.77%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.77)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.40%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$41
3 Years	$295
5 Years	$569
10 Years	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

31  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of domestic issuers.

In pursuing the Fund’s investment objective, we seek to produce returns that are similar to those of the Russell 1000® Index, but with lower volatility over a full market cycle. We may invest in equity securities of any market capitalization, but will primarily invest in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Our investment process uses multiple risk models to evaluate and forecast the risks for all constituents of the Russell 1000® Index. We then construct a diversified portfolio of stocks with below average forecasted risk characteristics in an effort to achieve market-like returns with considerably less volatility than the U.S. equity market as a whole. We monitor the portfolio’s overall risk and the risk of each individual security and either rebalance the portfolio or sell one or more individual securities when those risks increase beyond acceptable levels.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund after the permitted seeding period following the Fund’s inception, the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences. As of November 22, 2019, the Manager and/or its affiliates held approximately 78.43% of the Fund’s shares in the form of a seed capital investment intended to enable the Fund to commence investment operations and/or achieve sufficient scale. This percentage may change over time.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  32

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year
.	Highest Quarter: 1st Quarter 2017	+4.87%
	Lowest Quarter: 4th Quarter 2018	-8.04%
Year-to-date total return as of 9/30/2019 is +22.60%

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date of Share Class	1 Year	5 Year	Performance since inception
Institutional Class (before taxes)	10/31/2016	-4.98%	N/A	5.61%
Institutional Class (after taxes on distributions)	10/31/2016	-6.88%	N/A	4.02%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	10/31/2016	-1.72%	N/A	4.13%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		-4.78%	N/A	9.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

33  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Dennis Bein, CFA, Portfolio Manager / 2016 Ryan Brown, CFA, Portfolio Manager / 2016 Harindra de Silva, Ph.D., CFA, Portfolio Manager / 2016

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  34

Omega Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.85%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$87
3 Years	$293
5 Years	$516
10 Years	$1,157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

35  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances,

■	the Fund invests at least 80% of its total assets in equity securities; and

■	may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

U.S. Equity Funds  |  36

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1,2]
.	Highest Quarter: 1st Quarter 2012	+19.39%
	Lowest Quarter: 3rd Quarter 2011	-19.30%
Year-to-date total return as of 9/30/2019 is +25.38%

Average Annual Total Returns for the periods ended 12/31/20181,[2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	0.39%	7.56%	14.64%
Institutional Class (after taxes on distributions)	7/30/2010	-2.23%	5.17%	12.98%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	2.00%	5.61%	12.08%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-2.12%	9.99%	15.15%
1.	Historical performance shown prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.
2.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for InstitutionalClass shares would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

37  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael T. Smith, CFA, Portfolio Manager / 2010 Christopher J. Warner, CFA, Portfolio Manager / 2016

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  38

Premier Large Company Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.66%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.70%
1.	The Manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$72
3 Years	$250
5 Years	$443
10 Years	$1,002

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

39  |  U.S. Equity Funds

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Equity Funds  |  40

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1]
.	Highest Quarter: 1st Quarter 2012	+18.62%
	Lowest Quarter: 4th Quarter 2018	-16.97%
Year-to-date total return as of 9/30/2019 is +24.53%

Average Annual Total Returns for the periods ended 12/31/2018[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	6/30/1999	1.32%	8.09%	14.39%
Institutional Class (after taxes on distributions)	6/30/1999	-2.54%	5.24%	12.80%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	6/30/1999	3.80%	6.23%	12.08%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		-1.51%	10.40%	15.29%
1.	Historical performance shown prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

41  |  U.S. Equity Funds

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2010 Bob Gruendyke, CFA, Portfolio Manager / 2017 Thomas C. Ognar, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

U.S. Equity Funds  |  42

Details About the Funds

Classic Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

43  |  U.S. Equity Funds

Disciplined U.S. Core Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Derivatives Risk ■ Futures Contracts Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  44

Endeavor Select Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

45  |  U.S. Equity Funds

Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  46

Large Cap Core Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 10% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $3.88 billion to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund’s investment restrictions.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

47  |  U.S. Equity Funds

Large Cap Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  48

Large Company Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:
• at least 80% of the Fund’s net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of U.S. large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. Furthermore, we may use futures contracts to equitize uninvested cash.

We construct a diversified portfolio of large capitalization equity securities that we believe, based on the use of a proprietary quantitative investment process, will outperform the broad market (net of fees) while maintaining a risk profile similar to the Russell 1000® Value Index. In an attempt to minimize the likelihood and magnitude of underperformance versus the Russell 1000® Value Index, under normal market conditions, the Fund will seek to create a portfolio with sector exposures, as well as value and market capitalization characteristics that are relatively consistent with that index. We monitor the risk-return tradeoff of the overall portfolio, and will either rebalance the portfolio or sell one or more individual securities when our expected return targets are reached, or when portfolio risks increase beyond acceptable levels.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Derivatives Risk ■ Futures Contracts Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

49  |  U.S. Equity Funds

Low Volatility U.S. Equity Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of domestic issuers.

In pursuing the Fund’s investment objective, we seek to produce returns that are similar to those of the Russell 1000® Index, but with lower volatility over a full market cycle. We may invest in equity securities of any market capitalization, but will primarily invest in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Our investment process uses multiple risk models to evaluate and forecast the risks for all constituents of the Russell 1000® Index. We then construct a diversified portfolio of stocks with below average forecasted risk characteristics in an effort to achieve market-like returns with considerably less volatility than the U.S. equity market as a whole. We monitor the portfolio’s overall risk and the risk of each individual security and either rebalance the portfolio or sell one or more individual securities when those risks increase beyond acceptable levels.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Growth/Value Investing Risk ■ Management Risk ■ Market Risk	■ New Fund Risk ■ Regulatory Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  50

Omega Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances,

■	the Fund invests at least 80% of its total assets in equity securities; and

■	may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

51  |  U.S. Equity Funds

Premier Large Company Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund’s Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $357.75 million to $1.10 trillion, as of October 31, 2019, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company’s securities when we see deterioration in fundamentals that leads us to become suspicious of a company’s prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below (in alphabetical order).

■ Foreign Investment Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return. These risks are described in the “Description of Principal Investment Risks” section.

U.S. Equity Funds  |  52

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives’ underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of a derivative strategy will be affected by the portfolio manager’s ability to assess and predict market or economic developments and their impact on the derivatives’ underlying assets, indexes or reference rates, as well as the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the portfolio manager believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or reference rates, and increase the volatility of the Fund’s net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit certain characteristics, such as growth characteristics or value characteristics, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities that exhibit different characteristics.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

53  |  U.S. Equity Funds

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund’s inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may have recently become public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Portfolio Holdings Information

A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

U.S. Equity Funds  |  54

Pricing Fund Shares

A Fund’s NAV is the value of a single share. The NAV is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open, although a Fund may deviate from this calculation time under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading; however, under unusual or unexpected circumstances, a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund’s assets are traded in various markets on days when the Fund is closed, the value of the Fund’s assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund’s assets may not occur on days when the Fund is open.

With respect to any portion of a Fund’s assets that may be invested in other mutual funds, the value of the Fund’s shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund’s interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund’s assets invested directly in securities, the Fund’s investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value as of the time a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price are made available, but before the time as of which a Fund calculates its NAV, that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund’s securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund’s Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

55  |  U.S. Equity Funds

Management of the Funds

The Manager

Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

Funds Management is also responsible for providing Fund-level administrative services to the Fund, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.

To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.

A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s Annual report for the period ended July 31st.

For each Fund’s most recent fiscal year end, the Management Fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Classic Value Fund	0.62%
Disciplined U.S. Core Fund	0.34%
Endeavor Select Fund	0.60%
Growth Fund	0.68%
Large Cap Core Fund	0.58%
Large Cap Growth Fund	0.59%
Large Company Value Fund	0.27%
Low Volatility U.S. Equity Fund	0.00%
Omega Growth Fund	0.78%
Premier Large Company Growth Fund	0.62%

U.S. Equity Funds  |  56

The Sub-Adviser and Portfolio Managers

The following Sub-adviser and Portfolio Managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The Sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment Manager to the Funds. The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Dennis Bein, CFA Large Company Value Fund Low Volatility U.S. Equity Fund	Mr. Bein joined Wells Capital Management or one of its predecessor firms in 1995, where he currently serves as a Portfolio Manager for the Analytic Investors team.
Ryan Brown, CFA Large Company Value Fund Low Volatility U.S. Equity Fund	Mr. Brown joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Analytic Investors team.
John R. Campbell, CFA Large Cap Core Fund	Mr. Campbell joined Wells Capital Management or one of its predecessor firms in 2006, where he currently serves as a Senior Portfolio Manager for the Golden Capital Equity team.
Justin P. Carr, CFA Disciplined U.S. Core Fund	Mr. Carr joined Wells Capital Management or one of its predecessor firms in 2001, where he currently serves as Portfolio Manager and Analyst for the Golden Capital Equity team.
Harindra de Silva, Ph.D., CFA Large Company Value Fund Low Volatility U.S. Equity Fund	Mr. de Silva joined Wells Capital Management or one of its predecessor firms in 1995, where he currently serves as President and Portfolio Manager for the Analytic Investors team.
Joseph M. Eberhardy, CFA, CPA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Eberhardy joined Wells Capital Management or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Vince Fioramonti, CFA Large Cap Core Fund	Mr. Fioramonti joined Wells Capital Management or one of its predecessor firms in 2012, where he currently serves as a Senior Portfolio Manager for the Golden Capital Equity team.
Miguel E. Giaconi, CFA Classic Value Fund	Mr. Giaconi joined Wells Capital Management or one of its predecessor firms in 2003, where he currently serves as a Portfolio Manager and Director of Research with the MetWest Capital Equity team.
Bob Gruendyke, CFA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Gruendyke joined Wells Capital Management in 2008, where he currently serves as a portfolio manager on the Heritage Growth Equity team.
Jeff C. Moser, CFA[1] Large Cap Core Fund

Mr. Moser joined Wells Capital Management or one of its predecessor firms in 1999, where he currently serves as Portfolio Manager for the Golden Capital Equity team. Prior to joining Wells Capital Management, he served as a founding partner of Golden Capital Management, LLC.

Jean-Baptiste Nadal, CFA Classic Value Fund	Mr. Nadal joined Wells Capital Management or one of its predecessor firms in 2011, where he currently serves as Team Leader and Senior Portfolio Manager with the MetWest Capital Equity team.
Thomas C. Ognar, CFA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Ognar joined Wells Capital Management or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.

57  |  U.S. Equity Funds

Michael T. Smith, CFA Endeavor Select Fund Omega Growth Fund	Mr. Smith joined Wells Capital Management or one of its predecessor firms in 2000, where he currently serves as a Managing Director and Senior Portfolio Manager on the Fundamental Growth Equity team.
Christopher J. Warner, CFA Endeavor Select Fund Omega Growth Fund	Mr. Warner joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Robert M. Wicentowski, CFA Disciplined U.S. Core Fund

Mr. Wicentowski joined Wells Capital Management or one of its predecessor firms in 2016, where he currently serves as a Portfolio Manager and Analyst for the Golden Capital Equity team. Prior to joining Wells Capital Management, he served as a Manager of Portfolio Research at WBI Investments, LLC. Prior to WBI Investments, Mr. Wicentowski served as a Senior Global Strategist for the Options Strategy Group for Wells Fargo Bank, N.A.

1.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).

As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

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Sub-Adviser’s Prior Performance History

Large Company Value Fund. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Wells Capital Management with substantially similar investment objectives, policies and strategies as the Fund (the “Composite”). The discretionary accounts included in the Composite are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the Investment Company Act of 1940 the (“1940 Act”) and Subchapter M of the Internal Revenue Code. As a result, the investment portfolio of the Fund, if it had been in operation during the periods shown, would likely have differed to some extent from the portfolio of the accounts included in the Composite. If the accounts in the Composite had been subject to these restrictions, the performance of the Composite might have been adversely affected.

The Composite’s performance information presented below includes actual brokerage commissions and execution costs paid by the discretionary accounts and has been adjusted to reflect the higher expenses of the Institutional Class shares of the Fund, as shown in the “Total Annual Operating Expenses After Fee Waiver” row in the Fund’s Annual Operating Expenses Table. The Composite’s performance does not represent historical performance of the Fund and should not be interpreted as indicative of the future performance for the Fund. The performance information for the Composite should not be relied upon as a substitute for the Fund’s performance information or as an indication of the future performance of the Fund because, among other things, the cash flow in and out of the Fund and the accounts comprising the Composite, and the fees and expenses and the portfolio size and positions of the accounts comprising the Composite and the Fund will vary. The Composite performance information presented below was calculated in accordance with the methodology contained in the CFA Institute’s Global Investment Performance Standards, which differs from the SEC’s standard methodology for calculating performance. Past performance of the Composite shown below is no guarantee of similar future performance for the Fund.

Calendar Year Total Returns for Composite as of 12/31 each year (adjusted to reflect Institutional Class expenses)
.	Highest Quarter: 2nd Quarter 2009	17.76%
	Lowest Quarter: 4th Quarter 2008	-19.89%

The table below compares the performance of the Composite to that of the Russell 1000® Value Index as of December 31, 2018.

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date	1 Year	5 Year	10 Year
Composite Institutional Class	7/1/2000	-9.59%	5.95%	10.92%
Russell 1000® Value (reflects no deduction for fees, expenses or taxes)		-4.78%	8.21%	13.28%

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Low Volatility U.S. Equity Fund. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Wells Capital Management with substantially similar investment objectives, policies and strategies as the Fund (the “Composite”). The discretionary accounts included in the Composite are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the Investment Company Act of 1940 the (“1940 Act”) and Subchapter M of the Internal Revenue Code. As a result, the investment portfolio of the Fund, if it had been in operation during the periods shown, would likely have differed to some extent from the portfolio of the accounts included in the Composite. If the accounts in the Composite had been subject to these restrictions, the performance of the Composite might have been adversely affected.

The Composite’s performance information presented below includes actual brokerage commissions and execution costs paid by the discretionary accounts and has been adjusted to reflect the higher expenses of the Institutional Class of the Fund. The Composite’s performance does not represent historical performance of the Fund and should not be interpreted as indicative of the future performance for the Fund. The performance information for the Composite should not be relied upon as a substitute for the Fund’s performance information or as an indication of the future performance of the Fund because, among other things, the cash flow in and out of the Fund and the accounts comprising the Composite, and the fees and expenses and the portfolio size and positions of the accounts comprising the Composite and the Fund will vary. The Composite performance information presented below was calculated in accordance with the methodology contained in the CFA Institute’s Global Investment Performance Standards, which differs from the SEC’s standard methodology for calculating performance. Past performance of the Composite shown below is no guarantee of similar future performance for the Fund.

Calendar Year Total Returns for Institutional Class as of 12/31 each year (adjusted to reflect Institutional Class expenses)
.	Highest Quarter: 1st Quarter 2013	14.00%
	Lowest Quarter: 4th Quarter 2008	-21.24%

The table below compares the performance of the Composite to that of the Russell 1000® Index as of December 31, 2018.

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date	1 Year	5 Year	10 Year
Composite Institutional Class	10/31/2004	-4.96%	7.28%	11.68%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		-4.78%	8.21%	13.28%

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Account Information

Share Class Eligibility

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. The following investors may purchase Institutional Class shares and are not subject to a minimum initial investment amount except as noted below:

■	Employee benefit plan programs;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee;

■	Registered investment adviser mutual fund wrap programs or other accounts that charge a fee for advisory, investment, consulting or similar services;

■	Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■	Internal Revenue Code Section 529 college savings plan accounts;

■	Funds of funds, including those advised by Funds Management;

■	Private Bank and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■	Endowments, non-profits, and charitable organizations who invest a minimum initial investment amount of $500,000 in a Fund;

■	Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

■	Individual investors who invest a minimum initial investment amount of $1 million directly in a Fund;

■	Certain investors and related accounts as detailed in the Statement of Additional Information; and

■	Investors purchasing shares through an intermediary, acting solely as a broker on behalf of its customers, that holds such shares in an omnibus account and charges investors a transaction based commission outside of the Fund. In order to offer Fund shares, an intermediary must have an agreement with the Fund’s distributor authorizing the use of the share class within this type of platform.

Eligibility requirements for Institutional Class shares may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Share Class Features

The table below summarizes the key features of the share class offered through this Prospectus. Please note that if you purchase shares through an intermediary that acts as a broker on your behalf, you may be required to pay a commission to your intermediary in an amount determined and separately disclosed to you by the intermediary. Consult your financial professional for further details.

Institutional Class
Front-End Sales Charge	None
Contingent Deferred Sales Charge (CDSC)	None
Ongoing Distribution (12b-1) Fees	None

Compensation to Financial Professionals and Intermediaries

In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services,

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which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.

In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.

The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.

The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

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	Opening an Account	Adding to an Account or Selling Fund Shares
By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below); and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy one or more redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in

63  |  U.S. Equity Funds

value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

Timing of Redemption Proceeds. We normally will send out redemption proceeds within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Payment of redemption proceeds may be delayed for longer than seven days under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for redeeming shares provided by the product or plan. There may be special requirements that supersede or are in addition to the requirements in this Prospectus.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting

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the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund (“Ultra-Short Funds”) and the money market funds, (the “Covered Funds”). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is “blocked” from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

■	Money market funds;

■	Ultra-Short Funds;

■	Dividend reinvestments;

■	Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

■	Rebalancing transactions within certain asset allocation or “wrap” programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

■	Transactions initiated by a “fund of funds” or Section 529 Plan into an underlying fund investment;

■	Permitted exchanges between share classes of the same Fund;

■	Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

■	Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or “wrap” program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

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A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to make all purchases and redemptions of Fund shares as early in the day as possible and to notify us or your intermediary at least one day in advance of transactions in Fund shares in excess of $1 million. This will help us to manage the Funds most effectively. When you give this advance notice, please provide your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee.

The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.

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Distributions

The Funds, except the Large Company Value Fund, generally make distributions of any net investment income and any realized net capital gains at least annually. The Large Company Value Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please contact your institution for distribution options. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call Investor Services at 1-800-222-8222.

■	Automatic Reinvestment Option—Allows you to use distributions to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

■	Check Payment Option—Allows you to receive distributions via checks mailed to your address of record or to another name and address which you have specified in written instructions. A Medallion Guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

■	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through EFT. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

■	Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to use this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum investment amounts in both Funds prior to using this option.

You are eligible to earn distributions beginning on the business day after the Fund’s transfer agent or an authorized intermediary receives your purchase request in good order.

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Other Information

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

The Fund elected to be treated, and intends to qualify each year, as a regulated investment company (“RIC”). A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from a Fund’s ordinary income and net short-term capital gains, if any, generally will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gains, if any, generally will be taxable to you as long-term capital gains. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on qualified dividend income, if any, distributed by the Fund.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

Individual taxpayers are subject to a maximum tax rate of 37% on ordinary income and a maximum tax rate on long-term capital gains and qualified dividends of 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a maximum tax rate of 21%. However, a RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

When you receive a distribution from a Fund or redeem shares, you may be subject to backup withholding.

U.S. Equity Funds  |  68

Financial Highlights

The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.

Classic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.14	$12.68	$12.08	$13.80	$13.67
Net investment income	0.15 [1]	0.22	0.17 [1]	0.18	0.15
Net realized and unrealized gains (losses) on investments	0.94	1.35	1.43	(0.41)	1.11
Total from investment operations	1.09	1.57	1.60	(0.23)	1.26
Distributions to shareholders from
Net investment income	(0.17)	(0.11)	(0.19)	(0.17)	(0.14)
Net realized gains	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)
Total distributions to shareholders	(1.01)	(1.11)	(1.00)	(1.49)	(1.13)
Net asset value, end of period	$13.22	$13.14	$12.68	$12.08	$13.80
Total return	9.44%	12.96%	13.88%	(1.27)%	9.66%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.85%	0.85%	0.79%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.22%	1.24%	1.36%	1.52%	1.20%
Supplemental data
Portfolio turnover rate	27%	21%	27%	34%	29%
Net assets, end of period (000s omitted)	$106,869	$137,263	$162,480	$215,175	$255,565
1.	Calculated based upon average shares outstanding.

69  |  U.S. Equity Funds

Disciplined U.S. Core Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$17.98	$16.55	$14.72	$15.66	$16.47
Net investment income	0.30 [1]	0.28	0.27 [1]	0.28 [1]	0.30
Net realized and unrealized gains (losses) on investments	0.40	1.95	1.98	0.47	1.61
Total from investment operations	0.70	2.23	2.25	0.75	1.91
Distributions to shareholders from
Net investment income	(0.26)	(0.21)	(0.21)	(0.25)	(0.23)
Net realized gains	(0.85)	(0.59)	(0.21)	(1.44)	(2.49)
Total distributions to shareholders	(1.11)	(0.80)	(0.42)	(1.69)	(2.72)
Net asset value, end of period	$17.57	$17.98	$16.55	$14.72	$15.66
Total return	4.69%	13.65%	15.51%	5.64%	12.55%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.50%	0.52%	0.54%	0.47%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.47%
Net investment income	1.77%	1.67%	1.76%	1.96%	1.86%
Supplemental data
Portfolio turnover rate	63%	73%	60%	52%	53%
Net assets, end of period (000s omitted)	$285,616	$411,988	$353,573	$163,674	$109,901
1.	Calculated based upon average shares outstanding

Endeavor Select Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.57	$9.95	$9.65	$14.39	$14.65
Net investment income (loss)	0.00 [1],[2]	(0.01) [1]	0.00 1,[2]	0.00 1,[2]	(0.01) [1]
Net realized and unrealized gains (losses) on investments	1.15	2.49	1.64	(0.14)	1.71
Total from investment operations	1.15	2.48	1.64	(0.14)	1.70
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.01)	0.00	0.00
Net realized gains	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)
Total distributions to shareholders	(2.04)	(1.86)	(1.34)	(4.60)	(1.96)
Net asset value, end of period	$9.68	$10.57	$9.95	$9.65	$14.39
Total return	15.76%	28.01%	19.87%	0.27%	12.63%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.92%	0.89%	0.95%	0.81%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.05%	(0.08)%	0.05%	0.04%	(0.09)%
Supplemental data
Portfolio turnover rate	20%	36%	59%	79%	126%
Net assets, end of period (000s omitted)	$107,670	$131,655	$144,199	$162,935	$221,801
1.	Calculated based upon average shares outstanding
2.	Amount is less than $0.005.

U.S. Equity Funds  |  70

Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$47.43	$47.07	$47.87	$54.99	$54.54
Net investment loss	(0.01) [1]	(0.02) [1]	(0.04) [1]	(0.05) [1]	(0.09) [1]
Net realized and unrealized gains (losses) on investments	4.99	11.46	6.56	(1.04)	7.77
Total from investment operations	4.98	11.44	6.52	(1.09)	7.68
Distributions to shareholders from
Net realized gains	(6.71)	(11.08)	(7.32)	(6.03)	(7.23)
Net asset value, end of period	$45.70	$47.43	$47.07	$47.87	$54.99
Total return	14.00%	28.21%	16.44%	(1.31)%	15.53%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.84%	0.82%	0.76%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.03)%	(0.03)%	(0.08)%	(0.10)%	(0.17)%
Supplemental data
Portfolio turnover rate	39%	37%	42%	38%	35%
Net assets, end of period (000s omitted)	$1,503,753	$1,614,575	$1,655,724	$2,398,134	$3,863,196
1.	Calculated based upon average shares outstanding

Large Cap Core Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$20.95	$18.12	$15.23	$15.91	$14.35
Net investment income	0.34	0.23	0.18	0.18 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	(0.30)	3.03	2.91	(0.62)	1.50
Total from investment operations	0.04	3.26	3.09	(0.44)	1.64
Distributions to shareholders from
Net investment income	(0.24)	(0.21)	(0.20)	(0.11)	(0.08)
Net realized gains	(2.05)	(0.22)	0.00	(0.13)	0.00
Total distributions to shareholders	(2.29)	(0.43)	(0.20)	(0.24)	(0.08)
Net asset value, end of period	$18.70	$20.95	$18.12	$15.23	$15.91
Total return	1.56%	18.16%	20.43%	(2.75)%	11.51%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.86%	0.87%	0.84%
Net expenses	0.67%	0.68%	0.70%	0.70%	0.66%
Net investment income	1.82%	1.15%	1.23%	1.22%	0.86%
Supplemental data
Portfolio turnover rate	45%	33%	50%	51%	44%
Net assets, end of period (000s omitted)	$600,595	$690,855	$621,864	$412,678	$63,235
1.	Calculated based upon average shares outstanding

71  |  U.S. Equity Funds

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$53.31	$51.00	$46.74	$50.30	$45.80
Net investment income	0.12 [1]	0.10 [1]	0.12 [1]	0.17 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	3.63	12.80	6.51	(0.96)	6.41
Total from investment operations	3.75	12.90	6.63	(0.79)	6.60
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.06)	(0.22)	(0.03)
Net realized gains	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)
Total distributions to shareholders	(11.22)	(10.59)	(2.37)	(2.77)	(2.10)
Net asset value, end of period	$45.84	$53.31	$51.00	$46.74	$50.30
Total return	11.37%	28.37%	14.98%	(1.49)%	14.82%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.83%	0.83%	0.78%
Net expenses	0.75%	0.75%	0.75%	0.71%	0.65%
Net investment income	0.26%	0.18%	0.27%	0.37%	0.40%
Supplemental data
Portfolio turnover rate	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$80,194	$95,809	$169,836	$316,310	$534,975
1.	Calculated based upon average shares outstanding

Large Company Value Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.58	$16.65	$14.66	$16.17	$16.91
Net investment income	0.29 [1]	0.24	0.19 [1]	0.21 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	(0.14)	1.30	1.94	(0.38)	0.78
Total from investment operations	0.15	1.54	2.13	(0.17)	0.98
Distributions to shareholders from
Net investment income	(0.31)	(0.23)	(0.14)	(0.22)	(0.22)
Net realized gains	(1.38)	(3.38)	0.00	(1.12)	(1.50)
Total distributions to shareholders	(1.69)	(3.61)	(0.14)	(1.34)	(1.72)
Net asset value, end of period	$13.04	$14.58	$16.65	$14.66	$16.17
Total return	1.86%	9.77%	14.61%	(0.54)%	6.14%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.62%	0.74%	0.91%	0.85%
Net expenses	0.50%	0.50%	0.61%	0.74%	0.65%
Net investment income	2.14%	1.60%	1.21%	1.52%	1.23%
Supplemental data
Portfolio turnover rate	221%	258%	221%	50%	71%
Net assets, end of period (000s omitted)	$2,948	$17,606	$16,321	$9,343	$1,483
1.	Calculated based upon average shares outstanding

U.S. Equity Funds  |  72

Low Volatility U.S. Equity Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2019	2018	2017[1]
Net asset value, beginning of period	$11.58	$11.23	$10.00
Net investment income	0.25	0.20	0.16
Net realized and unrealized gains (losses) on investments	1.15	0.54	1.12
Total from investment operations	1.40	0.74	1.28
Distributions to shareholders from
Net investment income	(0.22)	(0.21)	(0.05)
Net realized gains	(0.65)	(0.18)	0.00
Total distributions to shareholders	(0.87)	(0.39)	(0.05)
Net asset value, end of period	$12.11	$11.58	$11.23
Total return[2]	13.28%	6.64%	12.82%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.22%	1.31%
Net expenses	0.43%	0.50%	0.50%
Net investment income	2.17%	1.87%	2.09%
Supplemental data
Portfolio turnover rate	74%	75%	39%
Net assets, end of period (000s omitted)	$36,533	$35,593	$33,169
1.	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
2.	Returns for periods of less than one year are not annualized.

Omega Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$61.10	$54.21	$46.55	$52.01	$53.10
Net investment loss	(0.12) [1]	(0.11) [1]	(0.03) [1]	(0.00) [2]	(0.04) [1]
Net realized and unrealized gains (losses) on investments	7.52	13.91	8.84	(1.53)	5.49
Total from investment operations	7.40	13.80	8.81	(1.53)	5.45
Distributions to shareholders from
Net realized gains	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)
Net asset value, end of period	$62.69	$61.10	$54.21	$46.55	$52.01
Total return	14.39%	27.39%	19.40%	(2.61)%	11.20%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.95%	0.95%	0.95%	0.90%
Net expenses	0.85%	0.85%	0.85%	0.83%	0.80%
Net investment loss	(0.20)%	(0.20)%	(0.06)%	(0.01)%	(0.09)%
Supplemental data
Portfolio turnover rate	39%	48%	76%	84%	94%
Net assets, end of period (000s omitted)	$75,456	$64,792	$62,987	$76,980	$87,085
1.	Calculated based upon average shares outstanding
2.	Amount is more than $(0.005).
73  |  U.S. Equity Funds

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.82	$15.84	$15.06	$16.61	$14.77
Net investment income	0.00 1,[2]	0.01 [1]	0.02 [1]	0.03 [1]	0.03
Net realized and unrealized gains (losses) on investments	1.60	3.72	2.19	(0.53)	2.02
Total from investment operations	1.60	3.73	2.21	(0.50)	2.05
Distributions to shareholders from
Net realized gains	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)
Net asset value, end of period	$15.06	$15.82	$15.84	$15.06	$16.61
Total return	13.38%	27.17%	16.44%	(2.85)%	14.01%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.81%	0.80%	0.74%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.02%	0.07%	0.19%	0.23%	0.23%
Supplemental data
Portfolio turnover rate	60%	45%	65%	47%	44%
Net assets, end of period (000s omitted)	$643,578	$1,043,161	$949,344	$1,097,976	$1,313,281
1.	Calculated based upon average shares outstanding
2.	Amount is less than $0.005.

U.S. Equity Funds  |  74

.

.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

. .

© 2019 Wells Fargo & Company. All rights reserved.	129LCIT/P104 ICA Reg. No. 811-09253

WELLS FARGO FUNDS TRUST

PART B
WELLS FARGO U.S. EQUITY FUNDS
STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information December 1, 2019	.
U.S. Equity Funds

Fund	A	C	R	R4	R6	Administrator	Institutional
Wells Fargo Classic Value Fund (formerly Wells Fargo Intrinsic Value Fund)	EIVAX	EIVCX	EIVTX	-	EIVFX	EIVDX	EIVIX
Wells Fargo Disciplined U.S. Core Fund	EVSAX	EVSTX	EVSHX	-	EVSRX	EVSYX	EVSIX
Wells Fargo Endeavor Select Fund	STAEX	WECCX	-	-	WECRX	WECDX	WFCIX
Wells Fargo Growth Fund	SGRAX	WGFCX	-	-	SGRHX	SGRKX	SGRNX
Wells Fargo Large Cap Core Fund	EGOAX	EGOCX	EGOHX	-	EGORX	WFLLX	EGOIX
Wells Fargo Large Cap Growth Fund	STAFX	STOFX	STMFX	SLGRX	STFFX	STDFX	STNFX
Wells Fargo Large Company Value Fund	WLCAX	WFLVX	-	-	WTLVX	WWIDX	WLCIX
Wells Fargo Low Volatility U.S. Equity Fund	WLVLX	WLVKX	-	-	WLVJX	WLVDX	WLVOX
Wells Fargo Omega Growth Fund	EKOAX	EKOCX	EKORX	-	-	EOMYX	EKONX
Wells Fargo Premier Large Company Growth Fund	EKJAX	EKJCX	-	EKJRX	EKJFX	WFPDX	EKJYK

.

Wells Fargo Funds Trust (the “Trust”) is an open-end, management investment company. This Statement of Additional Information (“SAI”) contains additional information about ten series of the Trust in the Wells Fargo family of funds - the above referenced Funds (each, a “Fund” and collectively, the “Funds”). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds offer certain classes of shares as indicated above. This SAI relates to all such classes of shares.

This SAI is not a prospectus and should be read in conjunction with the Funds’ Prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) dated December 1, 2019. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended July 31, 2019 are hereby incorporated by reference to the Funds’ Annual Reports. The Prospectuses, Annual Reports and Semi-Annual Reports may be obtained free of charge by visiting our Web site at wfam.com, calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 219967, Kansas City, MO 64121-9967.

LCSS/FASAI10 12-19

License Information about the S&P 500 Index

The Trust (the “Licensee”) has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the “Products”).

The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

Wells Fargo - U.S. Equity Funds | 2

HISTORICAL FUND INFORMATION

The Trust was organized as a Delaware statutory trust on March 10, 1999. On March 25, 1999, the Board of Trustees of Norwest Advantage Funds (“Norwest”), the Board of Directors of Stagecoach Funds, Inc. (“Stagecoach”) and the Board of Trustees of the Trust (the “Board”), approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the “Reorganization”). Prior to November 5, 1999, the effective date of the Reorganization, the Trust had only nominal assets.

On December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II (collectively, “Montgomery”) approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization was June 9, 2003.

On February 3, 2004, the Board, and on February 18, 2004, the Board of Trustees of The Advisors’ Inner Circle Fund (“AIC Trust”), approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.

In August and September 2004, the Boards of Directors of the Strong family of funds (“Strong”) and the Board approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.

On December 30, 2009, the Board of Trustees of Evergreen Funds (“Evergreen”), and on January 11, 2010, the Board, approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Evergreen portfolios and Wells Fargo Advantage Funds portfolios to certain Funds of the Trust. The effective date of the reorganization was July 12, 2010 for certain Evergreen Funds, and July 19, 2010 for the remainder of the Evergreen Funds.

On December 15, 2015, the Wells Fargo Advantage Funds changed its name to the Wells Fargo Funds.

The Classic Value Fund commenced operations on July 19, 2010, as successor to the Evergreen Intrinsic Value Fund. The predecessor fund commenced operations on August 1, 2006. On April 1, 2019 the Fund changed its name from Wells Fargo Intrinsic Value Fund to Wells Fargo Classic Value Fund.

The Disciplined U.S. Core Fund commenced operations on July 19, 2010, as successor to the Evergreen Evergreen Enhanced S&P 500® Fund. The predecessor fund commenced operations on February 28, 1990.

The Endeavor Select Fund commenced operations on April 11, 2005, as successor to the Strong Advisor Select Fund, a series of Strong Opportunity Fund, Inc. The predecessor Strong Advisor Select Fund commenced operations on December 29, 2000.

The Growth Fund commenced operations on April 11, 2005, as successor to the Strong Growth Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Growth Fund commenced operations on December 31, 1993.

The Large Cap Core Fund commenced operations on July 19, 2010, as successor to the Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. The predecessor Evergreen Golden Large Cap Core Fund commenced operations on December 17, 2007. The Wells Fargo Advantage Large Company Core Fund commenced operations on December 29, 1995.

The Large Cap Growth Fund commenced operations on April 11, 2005, as successor to the Strong Large Cap Growth Fund, a series of Strong Large Cap Growth Fund, Inc. The predecessor Strong Large Cap Growth Fund commenced operations on December 30, 1981.

The Large Company Value Fund commenced operations on April 11, 2005, as successor to the Strong Dividend Income Fund, a series of Strong Conservative Equity Funds, Inc. The predecessor Strong Dividend Income Fund commenced operations on July 1, 1993. The Fund changed its name from the Dividend Income Fund to the Large Company Value Fund effective on the close of business on March 20, 2008.

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The Low Volatility U.S. Equity Fund commenced operations on October 31, 2016.

The Omega Growth Fund commenced operations on July 19, 2010, as successor to the Evergreen Omega Fund. The predecessor fund commenced operations on April 29, 1968.

The Premier Large Company Growth Fund commenced operations on July 19, 2010, as successor to the Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. The predecessor Evergreen Large Company Growth Fund commenced operations on September 11, 1935. The Wells Fargo Advantage Large Company Growth Fund commenced operations on November 11, 1994.

FUND INVESTMENT POLICIES AND RISKS

Fundamental Investment Policies

Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii)securities of other investment companies, (iii) municipal securities, or (iv) repurchase agreements;

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund’s total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund’s investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

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Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund’s shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2) Each Fund may not invest or hold more than 15% of the Fund’s net assets in illiquid securities.

(3) Each Fund may invest in financial instruments subject to the Commodity Exchange Act of 1936, as amended (“CEA”), including futures, options on futures, and swaps (“commodity interests”), consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (“SEC”) thereunder or any exemptive orders obtained thereunder, and consistent with investment in commodity interests that would allow the Fund’s investment adviser to claim an exclusion from being a “commodity pool operator” as defined by the CEA.

(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund’s investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8) Each Fund that is subject to Rule 35d-1 (the “Names Rule”) under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days’ notice of any change to a Fund’s non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in boldface type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Further Explanation of Investment Policies

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

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Additional Approved Principal Investment Strategies

In addition to the principal investment strategies set forth in the Prospectus(es), the Funds may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Please refer to a Fund’s Prospectuses for information regarding the Fund’s anticipated use of derivatives, if any, as a principal investment strategy. Please note that even if a Fund’s Prospectuses do not currently include information regarding derivatives, or only includes information regarding certain derivative instruments, the Fund may use any of the derivative securities described below, at any time, and to any extent consistent with the Fund’s other principal investment strategies.

DERIVATIVE SECURITIES

Derivatives are financial instruments that derive their value, at least in part, from the value of another security or asset, the level of an index (e.g., the S&P 500 Index) or a rate (e.g., the Euro Interbank Offered Rate (“Euribor”)), or the relative change in two or more reference assets, indices or rates. The most common types of derivatives are forward contracts, futures, options and swap agreements. Some forms of derivative instruments, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges, like the Chicago Board of Trade and the Chicago Mercantile Exchange. These types of derivative instruments are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivative instruments, on the other hand, tend to be more specialized or complex, and may be harder to value. Other common types of derivative instruments include forward foreign currency contracts, linked securities and structured products, participation notes and agreements, collateralized mortgage obligations, inverse floaters, stripped securities, warrants, and swaptions.

A Fund may take advantage of opportunities to invest in a type of derivative that is not presently contemplated for use by the Fund, or that is not currently available, but that may be developed in the future, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible. The trading markets for less traditional and/or newer types of derivative instruments are less developed than the markets for traditional types of derivative instruments and provide less certainty with respect to how such instruments will perform in various economic scenarios.

A Fund may use derivative instruments for a variety of reasons, including: i) to employ leverage to enhance returns; ii) to increase or decrease exposure to particular securities or markets; iii) to protect against possible unfavorable changes in the market value of securities held in, or to be purchased for, its portfolio (i.e., to hedge); iv) to protect its unrealized gains reflected in the value of its portfolio; v) to facilitate the sale of portfolio securities for investment purposes; vi) to reduce transaction costs; vii) to manage the effective maturity or duration of its portfolio; and/or viii) to maintain cash reserves while remaining fully invested.

The risks associated with the use of derivative instruments are different from, and potentially much greater than, the risks associated with investing directly in the underlying instruments on which the derivatives are based. The value of some derivative instruments in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize derivative instruments may depend, in part, upon the ability of the sub-adviser to forecast interest rates and other economic factors correctly. If the sub-adviser incorrectly forecasts such factors and has taken positions in derivatives contrary to prevailing market trends, the Fund could be exposed to additional, unforeseen risks, including the risk of loss.

Because certain derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. The risk of loss is heightened when a Fund uses derivative instruments to enhance its returns or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Additional risks of derivative instruments include, but are not limited to: i) the risk of disruption of a Fund’s ability to trade in derivative instruments because of regulatory compliance problems or regulatory changes; ii) credit risk of counterparties to derivative contracts; and iii) market risk (i.e., exposure to adverse price changes). The possibility of default by the issuer or the issuer’s credit provider may be greater for derivative instruments than for other types of instruments. The sub-adviser utilizes a variety of internal risk management procedures to ensure that derivatives are

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closely monitored, and that their use is consistent with a particular Fund’s investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

A hedging strategy may fail if the correlation between the value of the derivative instruments and the other investments in a Fund’s portfolio is not consistent with the sub-adviser’s expectations. If the sub-adviser’s expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund’s portfolio, but the Fund may also lose money on the derivative instrument itself.

In the case of credit derivatives, which are a form of derivative that includes credit default swaps and total return swaps, payments of principal and interest are tied to the performance of one or more reference obligations or assets. The same general risks inherent in derivative transactions are present. However, credit derivative transactions also carry with them greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment.

Certain derivative transactions may be modified or terminated only by mutual consent of a Fund and its counterparty and certain derivative transactions may be terminated by the counterparty or the Fund, as the case may be, upon the occurrence of certain Fund-related or counterparty-related events, which may result in losses or gains to the Fund based on the market value of the derivative transactions entered into between the Fund and the counterparty. In addition, such early terminations may result in taxable events and accelerate gain or loss recognition for tax purposes. It may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Upon the expiration or termination of a particular contract, a Fund may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found, which could cause the Fund not to be able to maintain certain desired investment exposures or not to be able to hedge other investment positions or risks, which could cause losses to the Fund. Furthermore, after such an expiration or termination of a particular contract, a Fund may have fewer counterparties with which to engage in additional derivative transactions, which could lead to potentially greater exposure to one or more counterparties and which could increase the cost of entering into certain derivatives. In such cases, the Fund may lose money.

The Funds might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for a derivative transaction. In addition, some over-the-counter (“OTC”) derivative instruments may be illiquid. Derivative instruments traded in the OTC market are also subject to the risk that the other party will not meet its obligations. The use of derivative instruments may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund’s use of derivative instruments also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in “illiquid securities,” including those derivative instruments that are not transferable or that do not have active secondary markets.

Because certain derivatives may involve leverage, and a Fund could lose more than it invested, federal securities laws, regulations and guidance may require a Fund to segregate or “earmark” assets in order to reduce the risks associated with such derivatives, or to otherwise hold instruments that offset the Fund’s current obligations from derivatives. This process is known as “cover.” A Fund will not enter into any derivative transactions unless it earmarks cash or liquid assets with a value at least sufficient to cover its current obligations under a derivative transaction or otherwise covers the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is earmarked or otherwise used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

In the case of swaps, futures contracts, options, forward contracts and other derivative instruments that do not cash settle a Fund must earmark liquid assets equal to the full notional amount of the instrument while the positions are open, to the extent there is not a permissible offsetting position or a contractual “netting” agreement with respect to swaps (other than credit default swaps where the Fund is the protection seller). Conversely, with respect to swaps,

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futures contracts, options, forward contracts and other derivative instruments that are required to cash settle, a Fund may earmark liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the instrument, if any, rather than its full notional amount. Forwards and futures contracts that do not cash settle may be treated as cash settled for asset segregation purposes when a Fund has entered into contractual arrangements with a third party futures commission merchant (“FCM”) or other counterparty to offset the Fund’s exposure under the contract, and, failing that, to assign their delivery obligations under the contract to the counterparty. The Funds reserve the right to modify their asset segregation policies in the future in their discretion, consistent with the Investment Company Act of 1940 and SEC or SEC-staff guidance. By earmarking assets equal to only its net obligations under certain instruments, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to earmark assets equal to the full notional amount of the instrument.

When a Fund buys or sells a derivative that is cleared through a central clearing party, an initial margin deposit with a FCM is required. If the value of a Fund’s derivatives that are cleared through a central clearing party decline, the Fund will be required to make additional “variation margin” payments to the FCM. If the value of a Fund’s derivatives that are cleared through a central clearing party increases, the FCM will be required to make additional “variation margin” payments to the Fund. This process is known as “marking-to-market” and is calculated on a daily basis.

Central clearing arrangements with respect to derivative instruments may be less favorable to the Funds than bilateral arrangements, because the Funds may be required to provide greater amounts of margin for cleared transactions than for bilateral transactions. Also, in contrast to bilateral derivatives transactions, following a period of notice to a Fund, a central clearing party generally can require termination of existing cleared transactions at any time or increase margin requirements.

While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses by offsetting favorable price movements in related investments or otherwise. This is due, in part, to: i) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable; ii) the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments; and/or iii) the possible inability of a Fund to close out or liquidate its derivatives positions. Accordingly, there is the risk that such strategies may fail to serve their intended purposes, and may reduce returns or increase volatility. These strategies also entail transactional expenses.

It is possible that current and/or future legislation and regulation with respect to derivative instruments may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. For example, Title VII of the Dodd-Frank Act made broad changes to the OTC derivatives market and granted significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants. Other provisions of the Dodd-Frank Act include: i) position limits that may impact a Fund’s ability to invest in futures, options and swaps in a manner that efficiently meets its investment objective; ii) capital and margin requirements; and iii) the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. In addition, the SEC, CFTC and exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of futures, options and swaps transactions in the United States is subject to modification by government and judicial action. Changes to U.S. tax laws may affect the use of derivatives by the Funds. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse.

Moreover, the SEC has proposed, and indicated that it is likely to re-propose, rule changes that could significantly limit or impact the ability of registered investment companies to invest in derivatives and other instruments, limit their ability to employ certain strategies that use derivatives, or adversely affect their efficiency in implementing particular investment strategies.

Futures Contracts. A futures contract is an agreement to buy or sell a security or other asset at a set price on a future date. An option on a future gives the holder of the option the right, which may or may not be exercised, to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before a specified expiration date. Futures contracts and options on futures are standardized and exchange-traded, where the exchange serves as

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the ultimate counterparty for all contracts. Consequently, the primary credit risk on such contracts is the creditworthiness of the exchange. In addition, futures contracts and options on futures are subject to market risk (i.e., exposure to adverse price changes).

An interest rate, commodity, foreign currency or index futures contract provides for the future sale or purchase of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which a party agrees to pay or receive an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. To the extent that a Fund may invest in foreign currency-denominated securities, it also may invest in foreign currency futures contracts and options thereon. Certain of the Funds also may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement to buy or sell a commodity, such as an energy, agricultural or metal commodity at a later date at a price and quantity agreed-upon when the contract is bought or sold.

Futures contracts often call for making or taking delivery of an underlying asset; however, futures are exchange-traded, so that a party can close out its position on the exchange for cash, without ever having to make or take delivery of an asset. Closing out a futures position is affected by purchasing or selling an offsetting contract for the same aggregate amount with the same delivery date; however, there can be no assurance that a liquid market will exist at a time a Fund seeks to close out an exchange-traded position, including options positions.

A Fund may purchase and write call and put options on futures contracts. The holder of an option on a futures contract has the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option. The potential loss related to the purchase of futures options is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value (“NAV”) of a Fund.

To the extent securities are segregated or “earmarked” to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of leverage, which may exaggerate the effect of any increase or decrease in the market value of a Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.

There are several risks associated with the use of futures contracts and options on futures as hedging instruments. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and the securities being hedged. In addition, there are significant differences between securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts for securities, including technical influences in futures and options trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities have historically been highly correlated to their respective underlying U.S. Government securities. However, to the extent a Fund enters into such futures contracts, the value of the futures will not fluctuate in direct proportion to the value of the Fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of a futures contract and its respective underlying security may be affected by differences in the nature of their respective markets. The spread may also be affected by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

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There are several additional risks associated with transactions in commodity futures contracts, including but not limited to:

■	Storage: Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

■	Reinvestment: In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

■	Other Economic Factors: The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

The requirements for qualification as a regulated investment company may limit the extent to which a Fund may enter into futures and options on futures positions. Unless otherwise noted in the section entitled “Non-Fundamental Investment Policies,” each of the Funds has claimed an exclusion from the definition of “Commodity Pool Operator” (“CPO”) found in Rule 4.5 of the Commodity Exchange Act (“CEA”). Accordingly, the manager of each such Fund, as well as each sub-adviser, is not subject to registration or regulation as a CPO with respect to the Funds under the CEA.

Options. A Fund may purchase and sell both put and call options on various instruments, including, but not limited to, fixed-income or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. A Fund may also write covered straddles consisting of a combination of calls and puts written on the same underlying securities or indices.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price often at any time during the term of the option for American options or only at expiration for European options. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put). Certain put options written by a Fund may be structured to have an exercise price that is less than the market value of the underlying securities that would be received by the Fund. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss

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equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and ask prices.

There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The writer of an American option typically has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. To the extent a Fund writes a put option, the Fund has assumed the obligation during the option period to purchase the underlying investment from the put buyer at the option’s exercise price if the put buyer exercises its option, regardless of whether the value of the underlying investment falls below the exercise price. This means that a Fund that writes a put option may be required to take delivery of the underlying investment and make payment for such investment at the exercise price. This may result in losses to the Fund and may result in the Fund holding the underlying investment for some period of time when it is disadvantageous to do so.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

To the extent that a Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline.

Foreign Currency Options. Funds that may invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. These Funds may buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a

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foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are bilateral contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Under definitions adopted by the CFTC and SEC, many foreign currency options are considered swaps for certain purposes, including determination of whether such instruments need to be exchange-traded and centrally cleared.

Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options on stock indices to gain exposure to comparable market positions in the underlying securities or to manage risk (i.e., hedge) on direct investments in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on stock indices listed on foreign and domestic stock exchanges. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund’s portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of a stock index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the stock index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

Swap Agreements. Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate, among others, each of which may include special features, such as caps, collars and floors.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time, resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one party or the other.

A Fund may enter into swap agreements for any legal purpose consistent with its investment objectives and policies, such as attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in a more cost efficient manner.

OTC swap agreements are bilateral contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard OTC swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign (non-U.S.) currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Certain swap agreements,

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such as interest rate swaps, are traded on exchanges and cleared through central clearing counterparties. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A total return swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of underlying assets, which may include a single stock, a basket of stocks, or a stock index during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Consistent with a Fund’s investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as Euribor, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may also enter into combinations of swap agreements in order to achieve certain economic results. For example, a Fund may enter into two swap transactions, one of which offsets the other for a period of time. After the offsetting swap transaction expires, the Fund would be left with the economic exposure provided by the remaining swap transaction. The intent of such an arrangement would be to lock in certain terms of the remaining swap transaction that a Fund may wish to gain exposure to in the future without having that exposure during the period the offsetting swap is in place.

Most types of swap agreements entered into by the Funds will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of cash or other liquid assets to limit the extent of any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Swap agreements are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, the extent to which a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the sub-adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. When a counterparty’s obligations are not fully secured by collateral, then a Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because a Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by a Fund (if any), the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument. The sub-adviser will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps

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market is subject to increasing regulations, in both U.S. and non-U.S. markets. It is possible that developments in the swaps market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The use of swaps is a highly specialized activity that requires investment techniques, risk analyses and tax planning different from those associated with traditional investments. The use of a swap requires an understanding, not only of the reference asset, interest rate, or index, but also of the terms of the swap agreement, without the benefit of observing the performance of the swap under all possible market conditions. Because OTC swap agreements are bilateral contracts that may be subject to contractual restrictions on transferability and termination, and because they may have remaining terms of greater than seven days, OTC swap agreements may be considered illiquid and subject to a Fund’s limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Moreover, like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that the sub-adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If the sub-adviser attempts to use a swap as a hedge on, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop an imperfect correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. In addition, because swap transactions generally do not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swap agreements and swaptions (described below) generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.

Many swaps are complex, and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when a Fund enters into an over-the-counter swap with specialized terms, because the market value of a swap, in some cases, is partially determined by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of a Fund’s net asset value.

A Fund also may enter into options to enter into a swap agreement (“swaptions”). These transactions give a party the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Commodity-Linked Swap Agreements. Commodity-linked swaps are two-party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. A Fund may engage in swap transactions that have more than one period and more than one exchange of commodities.

In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With a “floating” rate, the fee is pegged to a base rate such as Euribor, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

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A Fund’s ability to invest in commodity-linked swaps may be adversely affected by changes in legislation, regulations or other legally binding authority. Under the Internal Revenue Code of 1986, as amended (the “Code”), a Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. The Internal Revenue Service has also issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income with respect to the 90% threshold. As a result, a Fund’s ability to directly invest in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. Failure to comply with the restrictions in the Code and any future legislation or guidance may cause a Fund to fail to qualify as a regulated investment company, which may adversely impact a shareholder’s return. Alternatively, a Fund may forego such investments, which could adversely affect the Fund’s ability to achieve its investment goal.

Credit Default Swap Agreements. A Fund may enter into OTC and cleared credit default swap agreements, which may reference one or more debt securities or obligations that are or are not currently held by a Fund. The protection “buyer” in an OTC credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. Market perceived credit risk increases as spreads widen; market perceived credit risk decreases as spreads narrow. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the credit soundness of the issuer of the reference obligation and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund).

Credit default swap agreements sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly because, in addition to general market risks, credit default swaps are subject to illiquidity risk and counterparty credit risk (with respect to OTC credit default swaps). A Fund will enter into uncleared credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. In addition, there may be disputes between the buyer and seller of a credit default swap agreement or within the swaps market as a whole as to whether a credit event has occurred or what the payment should be. Such disputes could result in litigation or other delays, and the outcome could be adverse for the buyer or seller.

Interest Rate Swap Agreements. Interest rate swap agreements may be used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating interest rates on a predetermined specified (notional) amount. The swap agreement’s notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case

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may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including Euribor, swap rates, Treasury rates and foreign interest rates.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments).

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. A Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund typically enters into contracts for differences (and analogous futures positions) when the sub-adviser believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, a Fund will realize a loss, even in circumstances when the securities in both the long and short baskets appreciate in value.

Cross-Currency Swap Agreements. Cross currency swap agreements are similar to interest rate swaps, except that they involve multiple currencies. A Fund may enter into a cross currency swap agreement when it has exposure to one currency and desires exposure to a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap agreement, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will have to pay in full periodically based upon the currency they have borrowed. Changes in foreign exchange currency rates and changes in interest rates may negatively affect currency swaps.

Volatility, Variance and Correlation Swap Agreements. A Fund also may enter into forward volatility agreements, also known as volatility swaps. In a volatility swap, the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying reference instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying reference instrument. For example, a Fund may enter into a volatility swap in order to take the position that the reference instrument’s volatility will increase over a particular period of time. If the reference instrument’s volatility does increase over the specified time, the Fund will receive a payment from its counterparty based upon the amount by which the reference instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the reference instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the reference instrument’s realized volatility level falls below the volatility level agreed upon by the parties. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e.,

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the measured volatility multiplied by itself, which is referred to as “variance”). This type of a volatility swap is frequently referred to as a variance swap. Certain of the Funds may engage in variance swaps. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates. Certain of the Funds may engage in variance swaps and correlation swaps.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts for various investment reasons, including to serve as a substitute for a comparable market position in the underlying securities. A Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in a Fund’s portfolio securities which are the subject of the transaction.

Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Inverse Floaters. Inverse floaters (also known as “residual interest bonds”) are inverse floating rate debt securities. The interest rate on an inverse floater varies inversely with a floating rate (which may be reset periodically by a “Dutch” auction, a remarketing agent or by reference to a short-term tax-exempt interest rate index). A change in the interest rate on the referenced security or index will inversely affect the rate of interest paid on an inverse floater. That is, income on inverse floating rate debt securities will decrease when interest rates increase, and will increase when interest rates decrease.

Markets for inverse floaters may be less developed and more volatile, and may experience less or varying degrees of liquidity relative to markets for more traditional securities, especially during periods of instability in credit markets. The value of an inverse floater is generally more volatile than that of a traditional fixed-rate bond having similar credit quality, redemption provisions and maturity. Inverse floaters may have interest rate adjustment formulas that generally reduce or, in the extreme cases, eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. The value of an inverse floater also tends to fall faster than the value of a fixed-rate bond when interest rates rise, and conversely, the value of an inverse floater tends to rise more rapidly when interest rates fall. Inverse floaters tend to underperform fixed-rate bonds in a rising long-term interest rate environment, but tend to outperform fixed-rate bonds when long-term interest rates decline.

Inverse floaters have the effect of providing a degree of investment leverage because they may increase or decrease in value in response to changes (e.g., changes in market interest rates) at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to the same changes. As a result, the market values of such securities are generally more volatile than the market values of fixed-rate securities (especially during periods when interest rates are fluctuating). A Fund could lose money and its net asset value could decline if movements in interest rates are incorrectly anticipated. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

A Fund may either participate in structuring an inverse floater or purchase an inverse floater in the secondary market. When structuring an inverse floater, a Fund will transfer fixed-rate securities held in the Fund’s portfolio to a trust. The

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trust then typically issues the inverse floaters and the floating rate notes that are collateralized by the cash flows of the fixed-rate securities. In return for the transfer of the securities to the trust, the Fund receives the inverse floaters and cash associated with the sale of the notes from the trust.

Inverse floaters are sometimes created by depositing municipal securities in a tender option bond trust (“TOB Trust”). In a tender option bond (“TOB”) transaction, a TOB Trust issues a floating rate certificate (“TOB Floater”) and a residual interest certificate (“TOB Residual”) and utilizes the proceeds of such issuance to purchase a fixed-rate municipal bond (“Fixed-Rate Bond”) that either is owned or identified by a Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed-Rate Bond. The TOB Trust divides the income stream provided by the Fixed-Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to a Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed-Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from a Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the TOB Residual holder bears substantially all of the underlying Fixed-Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed-Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed-Rate Bonds.

The TOB Residual held by a Fund provides the Fund with the right to: i) cause the holders of the TOB Floater to tender their notes at par; and ii) cause the sale of the Fixed-Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed-Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”), as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, or a judgment or ruling that interest on the Fixed-Rate Bond is subject to federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

Participation Notes. Participation notes (“P-notes”) are participation interest notes that are issued by banks and broker-dealers and are designed to offer a return linked to a particular equity, debt, currency or market. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security, and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the bank or issuing broker-dealer any dividends paid on the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them. As such, a Fund must rely on the creditworthiness of the issuer of a P-note for their investment returns on such P-note, and would have no rights against the issuer of the underlying security. There is also no assurance that there will be a secondary trading

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market for a P-note or that the trading price of a P-note will equal the value of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust the P-note’s terms in response to certain events.

Stock Index Futures Contracts and Options on Stock Index Futures Contracts. Stock index futures and options on stock index futures provide exposure to comparable market positions in the underlying securities or to manage risk (i.e., hedge) on direct investments in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Options on stock index futures give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the stock index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Synthetic Convertible Securities. Synthetic convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or a stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition to the general risks of convertible securities and the special risks of enhanced convertible securities, there are risks unique to synthetic convertible securities. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately; and the holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline. Exposure to more than one issuer or participant will increase the number of parties upon which the investment depends and the complexity of that investment and, as a result, increase a Fund’s credit risk and valuation risk. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Permitted Investment Activities and Certain Associated Risks

Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. Not all of the Funds participate in all of the investment activities described below. In addition, with respect to any particular Fund, to the extent that an investment activity is described in such Fund’s Prospectus as being part of its principal investment strategy, the information provided below regarding such investment activity is intended to supplement, but not supersede, the information contained in the Prospectus, and the Fund may engage in such investment activity in accordance with the limitations set forth in the Prospectus. To the extent an investment activity is described in this SAI that is not referenced in the Prospectus, a Fund under normal circumstances will not engage in such investment activity with more than 15% of its assets unless otherwise specified

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below. Unless otherwise noted or required by applicable law, the percentage limitations included in this SAI apply at the time of purchase of a security.

For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

DEBT SECURITIES

Debt securities include bonds, corporate debt securities and similar instruments, issued by various U.S. and non-U.S. public- or private-sector entities. The issuer of a debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the debt security’s face value) periodically or on a specified maturity date. An issuer may have the right to redeem or “call” a debt security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate debt securities will tend to fall when interest rates rise, and rise when interest rates fall. The values of “floating-rate” or “variable-rate” debt securities, on the other hand, fluctuate much less in response to market interest-rate movements than the value of fixed-rate debt securities. Debt securities may be senior or subordinated obligations. Senior obligations, including certain bonds and corporate debt securities, generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated debt. Debt securities may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

Debt securities are interest-bearing investments that promise a stable stream of income; however, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Longer-term securities are affected to a greater extent by changes in interest rates than shorter-term securities. The values of debt securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Certain securities that may be purchased by a Fund, such as those rated “Baa” or lower by Moody’s Investors Service, Inc. (“Moody’s”) and “BBB” or lower by Standard & Poor’s Rating Group (“S&P”) and Fitch Investors Service, Inc. (“Fitch”) tend to be subject to greater issuer credit risk, to greater market fluctuations and pricing uncertainty, and to less liquidity than lower-yielding, higher-rated debt securities. A Fund could lose money if the issuer fails to meet its financial obligations. If a security held by a Fund is downgraded, such Fund may continue to hold the security until such time as the Fund’s sub-adviser determines it to be advantageous for the Fund to sell the security. Investing in debt securities is subject to certain risks including, among others, credit and interest rate risk, as more fully described in this section.

A Fund may purchase instruments that are not rated if, as determined by the Fund’s sub-adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated, or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody’s, Fitch or S&P may change as a result of changes in such organizations’ rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

Certain of the debt obligations a Fund may purchase (including certificates of participation, commercial paper and other short-term obligations) may be backed by a letter of credit from a bank or insurance company. A letter of credit guarantees that payment to a lender will be received on time and for the correct amount, and is typically unconditional and irrevocable. In the event that the indebted party is unable to make payment on the debt obligation, the bank or insurance company will be required to cover the full or remaining amount of the debt obligation.

Corporate debt securities are long and short term fixed-income securities typically issued by businesses to finance their operations. The issuer of a corporate debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. The rate of interest on a corporate debt security may be fixed, floating, or variable, and could vary directly or inversely with respect to a reference rate. An issuer may have the right to redeem or “call” a corporate debt security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate corporate debt securities will tend to fall when interest rates rise and rise when interest rates fall. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated debt. Corporate debt securities may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by

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specified collateral). Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles.

Money Market Instruments. Money market instruments provide short-term funds to businesses, financial institutions and governments. They are debt instruments issued with maturities of thirteen months or less, and that are determined to present minimal credit risk. Because of their short-term maturities and by whom these debt instruments are issued, money market instruments are extremely liquid and provide relatively few risks. Common money market instruments include Treasury bills, certificates of deposit, commercial paper, banker’s acceptances, and repurchase agreements among others.

Bank Obligations. Bank obligations include certificates of deposit, time deposits, bankers’ acceptances, and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the customer to pay the face amount of the instrument upon maturity. Other short-term obligations may include uninsured, direct obligations of the banking institution bearing fixed, floating or variable interest rates.

The activities of U.S. banks and most foreign banks are subject to comprehensive regulations. New legislation or regulations, or changes in interpretation and enforcement of existing laws or regulations, may affect the manner of operations and profitability of domestic banks. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of domestic banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Banks may be particularly susceptible to certain economic factors, such as interest rate changes or adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Further, the traditional banking industry is experiencing increased competition from alternative types of financial institutions.

Commercial Paper. Commercial paper is a short-term, promissory note issued by a bank, corporation or other borrower to finance short-term credit needs. Commercial paper is typically unsecured but it may be supported by letters of credit, surety bonds or other forms of collateral. Commercial paper may be sold at par or on a discount basis and typically has a maturity from 1 to 270 days. Like bonds, and other fixed-income securities, commercial paper prices are susceptible to fluctuations in interest rates. As interest rates rise, commercial paper prices typically will decline and vice versa. The short-term nature of a commercial paper investment, however, makes it less susceptible to such volatility than many other securities. Variable amount master demand notes are a type of commercial paper. They are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Loan Participations. A loan participation gives a Fund an undivided proportionate interest in a partnership or trust that owns a loan or instrument originated by a bank or other financial institution. Typically, loan participations are offered by banks or other financial institutions or lending syndicates and are acquired by multiple investors. Principal and interest payments are passed through to the holder of the loan participation. Loan participations may carry a demand feature permitting the holder to tender the participations back to the bank or other institution. Loan participations,

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however, typically do not provide the holder with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the holder may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the holder may assume the credit risk of both the borrower and the lender that is selling the loan participation.

Loan participations in which a Fund may invest are subject generally to the same risks as debt securities in which the Fund may invest. Loan participations in which a Fund invests may be made to finance highly leveraged corporate acquisitions. The highly leveraged capital structure of the borrowers in such transactions may make such loan participations especially vulnerable to adverse changes in economic or market conditions. Loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such loan participations in secondary markets. As a result, a Fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so, or may be able to sell them only at a price below their fair market value. Market bids may be unavailable for loan participations from time to time; a Fund may find it difficult to establish a fair value for loan participations held by it. Many loan participations in which a Fund invests may be unrated, and the Fund’s sub-adviser will be required to rely exclusively on its analysis of the borrower in determining whether to acquire, or to continue to hold, a loan participation. In addition, under legal theories of lender liability, a Fund potentially might be held liable as a co-lender.

U.S. Government Obligations. U.S. Government obligations include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, the principal and interest payments of which are backed by the full faith and credit of the U.S. This category also includes other securities issued by U.S. Government agencies or U.S. Government sponsored entities, such as GNMA, FNMA and FHLMC. U.S. Government Obligations issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Securities issued by FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its guarantees are not backed by the full faith and credit of the U.S. Government.

While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to risk. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk. From time to time, uncertainty regarding congressional action to increase the statutory debt ceiling could: i) increase the risk that the U.S. Government may default on payments on certain U.S. Government securities; ii) cause the credit rating of the U.S. Government to be downgraded or increase volatility in both stock and bond markets; iii) result in higher interest rates; iv) reduce prices of U.S. Treasury securities; and/or v) increase the costs of certain kinds of debt. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government. In the past, U.S. sovereign credit has experienced downgrades, and there can be no guarantee that it will not be downgraded in the future. Further, if a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of the entity will be adversely impacted.

EQUITY SECURITIES

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. Equity securities include common stocks and certain preferred stocks, certain types of convertible securities and warrants (see “Other Securities Section below”). Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Equity securities fluctuate in value and the prices of equity securities tend to move by industry, market or sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the share prices of the equity securities of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular

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industry can cause the share prices of such securities of companies in that industry to decline. Investing in equity securities poses risks specific to an issuer, as well as to the particular type of company issuing the equity securities. For example, investing in the equity securities of small- or mid-capitalization companies can involve greater risk than is customarily associated with investing in stocks of larger, more-established companies. Small- or mid-capitalization companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to financial losses. Also, their securities may be thinly traded (and therefore may have to be sold at a discount from current prices or sold in small lots over an extended period of time) and may be subject to wider price swings, thus creating a greater risk of loss than securities of larger capitalization companies.

Common Stock. Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the election of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. Common stock may be privately placed or publicly offered.

The price of common stock is generally affected by corporate earnings, anticipated dividend payments, types of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions. In the event that a corporation declares bankruptcy or is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The value of common stock may fall due to changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks in a Fund’s portfolio. Common stock is also subject to the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall because of various factors, including an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. The value of common stock also may decline significantly over a short period of time due to factors specific to a company, including decisions made by management or lower demand for the company’s products or services.

Preferred Stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks, such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stock also entitles holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock and, thus, also represent an ownership interest in that company. Distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Preferred stock generally has no maturity date, so its market value is dependent on the issuer’s business prospects for an indefinite period of time. Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks generally applicable to equity securities. A company generally pays dividends on its preferred stock only after making required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. In addition, preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action.

Auction preferred stock (“APS”) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by institutional bidders. An APS is distinguished from standard preferred stock because its dividends change more frequently. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. Holders of APS may not be able to sell their shares if an auction fails, such as when there are more shares of APS for sale at an auction than there are purchase bids.

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Trust-preferred securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments and are typically treated by the Funds as debt investments. Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on the financial institution’s balance sheet.

The primary asset owned by a trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will own the trust’s common securities, which typically represents a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities which are sold to investors. The trust uses the proceeds from selling the trust-preferred securities to purchase the subordinated debt issued by the financial institution.

The trust uses the interest received from the financial institution on its subordinated debt to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of the financial institution’s common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of other holders of other debt issued by the institution.

In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by trust-preferred trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.

If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities (e.g, a Fund), as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt.

FOREIGN SECURITIES

Unless otherwise stated in a Fund’s prospectus, the decision on whether stocks and other securities or investments are deemed to be “foreign” is based primarily on the issuer’s place of organization/incorporation, but the Fund may also consider the issuer’s domicile, principal place of business, primary stock exchange listing, sources of revenue or other factors. Foreign equity securities include common stocks and certain preferred stocks, certain types of convertible securities and warrants (see “Equity Securities” above and “Other Securities Section” below). Foreign debt securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered (see “Debt Securities” above).

Foreign securities may include securities of issuers in emerging and frontier market countries, which carry heightened risks relative to investments in more developed foreign markets. Unless otherwise stated in a Fund’s prospectus, countries are generally characterized by a Fund’s sub-adviser as “emerging market countries” by reference to a broad market index, by reference to the World Bank’s per capita income brackets or based on the sub-adviser’s qualitative judgments about a country’s level of economic and institutional development, and include markets commonly referred to as “frontier markets.” An emerging market is generally in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid than securities of U.S. companies so that a Fund may, at times, be unable to sell foreign securities at desirable times and/or prices. Brokerage commissions, custodial costs, currency conversion costs and other fees are also

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generally higher for foreign securities. A Fund may have limited or no legal recourse in the event of default with respect to certain foreign debt securities, including those issued by foreign governments.

The performance of a Fund may also be negatively affected by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in non-U.S. currencies. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. A Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

It may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. It may also be difficult to evaluate such information, as well as foreign economic trends, due to foreign regulation and accounting standards. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Additionally, investments in certain countries may subject a Fund to tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of a Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.

Global economies and financial markets have become increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Any attempt by a Fund to hedge against or otherwise protect its portfolio, or to profit from such circumstances, may fail and, accordingly, an investment in a Fund could lose money over short or long periods. For example, the economies of many countries or regions in which a Fund may invest are highly dependent on trading with certain key trading partners. Reductions in spending on products and services by these key trading partners, the institution of tariffs or other trade barriers, or a slowdown in the economies of key trading partners may adversely affect the performance of securities in which a Fund may invest. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. The imposition of sanctions by the United States or another government on a country could cause disruptions to the country’s financial system and economy, which could negatively impact the value of securities. The risks posed by sanctions may be heightened to the extent a Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.

In addition, foreign securities may be impacted by economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations, war and terrorism), as well as the seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors. A foreign government may also restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations.

Although it is not uncommon for governments to enter into trade agreements that would, among other things, reduce barriers among countries, increase competition among companies and reduce government subsidies, there are no assurances that such agreements will achieve their intended economic objectives. There is also a possibility that such trade arrangements: i) will not be implemented; ii) will be implemented, but not completed; iii) or will be completed, but then partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including appreciation or depreciation of currencies, a significant increase in exchange rate volatility, a resurgence in economic protectionism and an undermining of confidence in markets. Such developments could have an adverse impact on a Fund’s investments in the debt of countries participating in such trade agreements.

Some foreign countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities, like the Funds. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have

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less advantageous terms (including price) than securities of the company available for purchase by nationals. Even in instances where there is no individual investment quota that applies, trading may be subject to aggregate and daily investment quota limitations that apply to foreign entities in the aggregate. Such limitations may restrict a Fund from investing on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. Investment quotas are also subject to change. In instances where governmental approval is required, there can be no assurance that a Fund will be able to obtain such approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Fund’s purchase of such securities may have an adverse effect on the value of such shares.

Regulations that govern the manner in which foreign investors may invest in companies in certain countries can subject a Fund to trading, clearance and settlement procedures that could pose risks to the Fund. For example, a Fund may be required in certain countries to invest initially through a local broker or other entity, and then have the shares purchased re-registered in the name of the Fund. Re-registration may, in some instances, not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. In certain other countries, shares may be held only through a nominee structure whereby a local company holds purchased shares as nominee on behalf of foreign investors. The precise nature and rights of a Fund as the beneficial owner of shares held through such a nominee structure may not be well defined under local law, and as a result, should such local company become insolvent, there is a risk that such shares may not be regarded as held for the beneficial ownership of the Fund, but rather as part of the general assets of the local company available for general distribution to its creditors.

A Fund’s foreign debt securities are generally held outside of the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies (“foreign sub-custodians”), as permitted under the 1940 Act. Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to a Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that a Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper recordkeeping by registrars and issuers.

There is a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where such shares are voted. This is referred to as “share blocking.” The blocking period can last up to several weeks. Share blocking may prevent a Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. To avoid these restrictions, a sub-adviser, on behalf of a Fund, may abstain from voting proxies in markets that require share blocking.

Foreign Debt Securities. Foreign debt securities may be structured as fixed-, variable- or floating-rate obligations, or as zero-coupon, pay-in-kind and step-coupon securities. They include fixed-income securities of foreign issuers and securities or contracts payable or denominated in non-U.S. currencies. Investments in, or exposure to, foreign debt securities involve certain risks not associated with securities of U.S. issuers. Unless otherwise stated in a Fund’s prospectus, the decision on whether a security is deemed to be “foreign” is based primarily on the issuer’s place of organization/incorporation, but the Fund may also consider the issuer’s domicile, principal place of business, primary stock exchange listing, sources of revenue or other factors.

Foreign debt securities may include securities of issuers in emerging and frontier market countries, which carry heightened risks relative to investments in more developed foreign markets. Unless otherwise stated in a Fund’s prospectus, countries are generally characterized by a Fund’s sub-adviser as “emerging market countries” by reference to a broad market index, by reference to the World Bank’s per capita income brackets or based on the sub-adviser’s

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qualitative judgments about a country’s level of economic and institutional development, and include markets commonly referred to as “frontier markets.” An emerging market is generally in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Investments in or exposure to foreign debt securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign debt securities may also be less liquid than securities of U.S. issuers so that a Fund may, at times, be unable to sell foreign debt securities at desirable times and/or prices. Transaction fees, custodial costs, currency conversion costs and other fees are also generally higher for foreign debt securities. A Fund may have limited or no legal recourse in the event of default with respect to certain foreign debt securities, including those issued by foreign governments. Foreign debt securities carry many of the same risks as other types of foreign securities. For more information, refer to “Foreign Securities.”

During periods of very low or negative interest rates, a Fund’s foreign debt investments may be unable to generate or maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility, and may detract from Fund performance to the extent a Fund is exposed to such interest rates.

The cost of servicing foreign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Furthermore, there is a risk of restructuring of certain foreign debt obligations that could reduce and reschedule interest and principal payments.

The performance of a Fund may also be negatively affected by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign debt securities denominated in non-U.S. currencies. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. A Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

It may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. It may also be difficult to evaluate such information, as well as foreign economic trends, due to foreign regulation and accounting standards. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Additionally, investments in certain countries may subject a Fund to tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of a Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.

Global economies and financial markets have become increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Any attempt by a Fund to hedge against or otherwise protect its portfolio, or to profit from such circumstances, may fail and, accordingly, an investment in a Fund could lose money over short or long periods. For example, the economies of many countries or regions in which a Fund may invest are highly dependent on trading with certain key trading partners. Reductions in spending on products and services by these key trading partners, the institution of tariffs or other trade barriers, or a slowdown in the economies of key trading partners may adversely affect the performance of securities in which a Fund may invest. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. The imposition of sanctions by the United States or another government on a country could cause disruptions to the country’s financial system and economy, which could negatively impact the value of securities. The risks posed by sanctions may be heightened to the extent a

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Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.

In addition, foreign debt securities may be impacted by economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations, war and terrorism), as well as the seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors. A foreign government may also restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations.

Further, investments in certain countries may subject a Fund to tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in, or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of a Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.

Although it is not uncommon for governments to enter into trade agreements that would, among other things, reduce barriers among countries, increase competition among companies and reduce government subsidies, there are no assurances that such agreements will achieve their intended economic objectives. There is also a possibility that such trade arrangements: i) will not be implemented; ii) will be implemented, but not completed; iii) or will be completed, but then partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including appreciation or depreciation of currencies, a significant increase in exchange rate volatility, a resurgence in economic protectionism and an undermining of confidence in markets. Such developments could have an adverse impact on a Fund’s investments in the debt of countries participating in such trade agreements.

A Fund’s foreign debt securities are generally held outside of the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies (“foreign sub-custodians”), as permitted under the 1940 Act. Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to a Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that a Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper recordkeeping by registrars and issuers.

Foreign Currency Contracts. To the extent that a Fund may i) invest in securities denominated in foreign currencies, ii) temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, or iii) engage in foreign currency contract transactions, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, market interest rates, government intervention, speculation and other factors affect these forces. A Fund may engage in foreign currency transactions in order to hedge its portfolio and to attempt to protect it against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund may also engage in foreign currency transactions to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Forward foreign currency contracts are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a

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particular foreign currency. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The sub-advisers will consider on an ongoing basis the creditworthiness of the institutions with which each Fund will enter into such forward foreign currency contracts.

The use of foreign currency contracts involves the risk of imperfect correlation between movements in contract prices and movements in the price of the currencies to which the contracts relate. The successful use of foreign currency transaction strategies also depends on the ability of the sub-adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the sub-adviser’s forecasts will be accurate. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the sub-adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. Also, foreign currency transactions, like currency exchange rates, can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Such events may prevent or restrict a Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price or result in penalties for the Fund, any of which may result in a loss to the Fund. When such contracts are used for hedging purposes, they are intended to reduce the risk of loss due to a decline in the value of the hedged currency, but at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency contracts may be either futures contracts or forward contracts. Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells foreign currency futures contracts.

Foreign currency futures contracts carry the same risks as other futures contracts, but also entail risks associated with international investing. Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

To the extent a Fund may invest in securities denominated in foreign currencies, and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

If a decline in the exchange rate for a particular currency is anticipated, a Fund may enter into a foreign currency futures position as a hedge. If it is anticipated that an exchange rate for a particular currency will rise, a Fund may enter into a foreign currency futures position to hedge against an increase in the price of securities denominated in that currency. These foreign currency futures contracts will only be used as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the sub-adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the sub-adviser’s judgment will be accurate. The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

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Recent Events in European Countries. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and beyond Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

On June 23, 2016, the United Kingdom (“UK”) voted via referendum to leave the European Union, a measure commonly referred to as “Brexit.” On March 29, 2017, the UK formally notified the European Council of its intention to withdraw from the EU within two years after providing such notice, leading to an official date for Brexit of March 29, 2019. However, on March 29, 2019, the Parliament of the UK voted down a formal plan whereby the UK would withdraw from the EU without any agreements in place regarding future dealings between the governments of both parties, as well as their respective businesses. The EU has since granted the UK an extension to allow it to remain a member of the EU through October 31, 2019, subject to certain conditions (including the UK’s participation in European parliamentary elections in May 2019), to provide the UK additional time to further negotiate such agreements with the EU. Negotiations are ongoing and subject to further developments.

Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the UK and throughout Europe. The longer term economic, legal, political and social framework to be put in place between the UK and the EU is unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the UK and in wider European markets for some time. This uncertainty may have an adverse effect on the global economy and on the value of a Fund’s investments. This may be due to, among other things: fluctuations in asset values and exchange rates; increased illiquidity of investments located, traded or listed within the UK, the EU or elsewhere; changes in the willingness or ability of counterparties to enter into transactions at the price and terms on which a Fund is prepared to transact; and/or changes in legal and regulatory regimes to which certain of a Fund’s assets are or become subject. Potential decline in the value of the British Pound and/or the Euro against other currencies, along with the potential downgrading of the UK’s sovereign credit rating, may also have an impact on the performance of a Fund’s assets or investments economically tied to the UK or the EU.

The effects of Brexit will depend, in part, on agreements the UK negotiates to retain access to EU markets, either during a transitional period or more permanently, including, but not limited to, current trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the UK determines which EU laws to replace or replicate. The extent of the impact of the withdrawal negotiations in the UK and in global markets, as well as any associated adverse consequences, remain unclear, and the uncertainty may have a significant negative effect on the value of a Fund’s investments. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could result in losses to the Fund, as there may be negative effects on the value and liquidity of the Fund’s investments and/or the Fund’s ability to enter into certain transactions.

In addition, the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as London Inter-bank Offered Rate (“LIBOR”), Euro Interbank Offered Rate (“EURIBOR”) and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Fund’s investments, performance or financial condition. Until then, the Funds may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

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In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates and how the calculation of associated spreads (if any) should be adjusted. Additionally, prior to 2021, it is expected that industry trade associations and participants will focus on the transition mechanisms by which the Reference Rates and spreads (if any) in existing contracts or instruments may be amended, whether through market-wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Funds. At this time, it is not possible to exhaustively identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate, or any other changes or reforms to the determination or supervision of Reference Rates, could have an adverse impact on the market for, or value of any, securities or payments linked to those Reference Rates and other financial obligations held by a Fund, or on its overall financial condition or results of operations. In addition, any substitute Reference Rate, and any pricing adjustments imposed by a regulator or by counterparties or otherwise, may adversely affect a Fund’s performance and/or net asset value.

Depositary Receipts. American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) represent interests in securities of foreign companies that have been deposited with a U.S. financial institution, such as a bank or trust company, and that trade on an exchange or over-the-counter (“OTC”).

A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary (the issuing bank or trust company), whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security.

Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States; as such, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of depositary receipts.

ADRs represent interests in foreign issuers that trade on U.S. exchanges or OTC. ADRs represent the right to receive securities of the foreign issuer deposited with the issuing bank or trust company. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. The depositaries that issue ADRs are usually U.S. financial institutions, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.

GDRs may be issued in U.S. dollars or other currencies and are generally designed for use in securities markets outside the United States. GDRs represent the right to receive foreign securities and may be traded on the exchanges of the depositary’s country. The issuing depositary, which may be a foreign or a U.S. entity, converts dividends and the share price into the shareholder’s home currency. EDRs are generally issued by a European bank and traded on local exchanges.

Although an issuing bank or trust company may impose charges for the collection of dividends on foreign securities that underlie ADRs, GDRs and EDRs, and for the conversion of ADRs, GDRs and EDRs into their respective underlying securities, there are generally no fees imposed on the purchase or sale of ADRs, GDRs and EDRs, other than transaction fees ordinarily involved with trading stocks. ADRs, GDRs and EDRs may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer may be untimely.

Emerging Market Securities. Unless otherwise stated in a Fund’s prospectus, countries are generally characterized by a Fund’s sub-adviser as “emerging market countries” by reference to a broad-based market index, by reference to the World Bank’s per capita income brackets or based on the sub-adviser’s qualitative judgments about a country’s level of economic and institutional development, and include markets commonly referred to as “frontier markets.” An emerging market is generally in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to investing in more

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developed markets) and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For example, economies in emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets.

Certain emerging market countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than developed countries, and have less developed legal systems than developed countries. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. Some emerging market countries may also impose punitive taxes that could adversely affect the prices of securities. While a Fund will only invest in markets where these restrictions are considered acceptable by the Fund’s sub-adviser, a country could impose new or additional repatriation restrictions after the Fund’s investment. If this happens, the Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to a Fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to a Fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of a Fund’s investments. In addition, rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Additionally, there may be increased settlement risk for transactions in securities of emerging market issuers. Settlement systems in emerging market countries are generally less organized than those in developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to a Fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the Fund to suffer a loss. A Fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that a Fund will be successful in eliminating this risk, particularly as counterparties operating in emerging market countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to a Fund. A Fund and its shareholders may also encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Taxation of dividends, interest and capital gains received by a Fund varies among emerging market countries and, in some cases, is comparatively high. In addition, emerging market countries typically have less well-defined tax laws and procedures, and such laws may permit retroactive taxation so that a Fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Sovereign Debt Obligations. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies, including those of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. The debt obligations of a foreign government or entity may not be supported by the full faith and credit of such foreign government. Sovereign debt of emerging

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market countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may fail to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Prospects for repayment of principal and interest may depend on political and economic factors. A Fund may have limited or no legal recourse in the event of default with respect to sovereign debt obligations. Sovereign debt instruments and foreign debt securities share many of the same risks. For more information, refer to “Foreign Debt Securities.”

Unless otherwise stated in a Fund’s prospectus, countries are generally characterized by a Fund’s sub-adviser as “emerging market countries” by reference to a broad market index, by reference to the World Bank’s per capita income brackets or based on the sub-adviser’s qualitative judgments about a country’s level of economic and institutional development, and include markets commonly referred to as “frontier markets.” An emerging market is generally in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

The performance of sovereign debt instruments may be negatively affected by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in sovereign debt instruments denominated in non-U.S. currencies. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad.

Global economies and financial markets have become increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Sovereign debt instruments may be impacted by economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations, war and terrorism). Any attempt by a Fund to hedge against or otherwise protect its portfolio, or to profit from such circumstances, may fail and, accordingly, an investment in a Fund could lose money over short or long periods. For example, the economies of many countries or regions in which a Fund may invest are highly dependent on trading with certain key trading partners. Reductions in spending on products and services by these key trading partners, the institution of tariffs or other trade barriers, or a slowdown in the economies of key trading partners may adversely affect the performance of securities in which a Fund may invest. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. The imposition of sanctions by the United States or another government on a country could cause disruptions to the country’s financial system and economy, which could negatively impact the value of securities, including sovereign debt instruments. The risks posed by sanctions may be heightened to the extent a Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.

Although it is not uncommon for governments to enter into trade agreements that would, among other things, reduce barriers among countries, increase competition among companies and reduce government subsidies, there are no assurances that such agreements will achieve their intended economic objectives. There is also a possibility that such trade arrangements: i) will not be implemented; ii) will be implemented, but not completed; iii) or will be completed, but then partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including appreciation or depreciation of currencies, a significant increase in exchange rate volatility, a resurgence in economic protectionism and an undermining of confidence in markets. Such developments could have an adverse impact on a Fund’s investments in the debt of countries participating in such trade agreements.

Further, investments in certain countries may subject a Fund to tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in, or uncertainties regarding the laws, regulations or procedures of a country could directly or indirectly reduce the after-tax profits of a Fund.

Supranational Entity Securities. Debt security investments may include the debt securities of “supranational” entities, which are international groups or unions in which the power and influence of member states transcend national

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boundaries or interests in order to share in decision making and vote on issues concerning the collective body. They include international organizations designated or supported by governments to promote economic reconstruction or development and international banking institutions and related government agencies, such as the International Bank for Reconstruction and Development (part of the World Bank), the European Union, the Asian Development Bank and the Inter-American Development Bank. The governmental members of these supranational entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for such entities.

Supranational Entity Securities are subject to risks in addition to those relating to foreign government and sovereign debt securities and debt securities generally. Issuers of such debt securities may be unwilling to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated. The foreign governmental or other organizations supporting such supranational issuers may be immune from lawsuits in the event of the issuer’s failure or inability to pay the obligations when due. Issuers may be dependent on expected disbursements from foreign governmental or other organizations.

OTHER PERMITTED INVESTMENT ACTIVITIES

Borrowing. Generally, under the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 1/3 of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund may borrow money for temporary or emergency purposes, including for short-term redemptions and liquidity needs. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if a Fund covers such leverage by maintaining a segregated account or otherwise. To help meet short-term redemptions and liquidity needs, the Funds are parties to a revolving credit agreement whereby a Fund is permitted to use bank borrowings for temporary or emergency purposes.

Floating- and Variable-Rate Obligations

Floating- and variable-rate obligations include obligations such as demand notes, bonds and preferred shares. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Such features often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable-rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements (“SBPAs”). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider’s obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may fail to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider fails to perform its obligations or the facility otherwise terminates

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and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.

There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the sub-adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The sub-adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund’s portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities. The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Loans of Portfolio Securities. Portfolio securities of a Fund may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the loaned securities (which includes any accrued interest or dividends), with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; ii) the Fund may at any time terminate the loan and request the return of the loaned securities upon sufficient prior notification; iii) the Fund will receive any interest or distributions paid on the loaned securities; and iv) the aggregate market value of loaned securities will not at any time exceed the limits established under the 1940 Act.

For lending its securities, a Fund will earn either a fee payable by the borrower (on loans that are collateralized by U.S. Government securities or a letter of credit) or the income on instruments purchased with cash collateral (after payment of a rebate fee to the borrower and a portion of the investment income to the securities lending agent). Cash collateral may be invested on behalf of a Fund by the Fund’s sub-adviser in U.S. dollar-denominated short-term money market instruments that are permissible investments for the Fund and that, at the time of investment, are considered high-quality. Currently, cash collateral generated from securities lending is invested in shares of Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is a Delaware limited liability company that is exempt from registration under the 1940 Act. The Cash Collateral Fund is managed by Wells Fargo Funds Management, LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). The Cash Collateral Fund is required to comply with the credit quality, maturity and other limitations set forth in Rule 2a-7 under the 1940 Act. The Cash Collateral Fund seeks to provide preservation of principal and daily liquidity by investing in high-quality, U.S. dollar-denominated short-term money market instruments. The Cash Collateral Fund may invest in securities with fixed, variable, or floating rates of interest. The Cash Collateral Fund seeks to maintain a stable price per share of $1.00, although there is no guarantee that this will be achieved. Income on shares of the Cash Collateral Fund is reinvested in shares of the Cash Collateral Fund. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned by it, and by an increase or decrease in the value of instruments purchased with cash collateral received by it.

The interests in the Cash Collateral Fund are not insured by the FDIC, and are not deposits, obligations of, or endorsed or guaranteed in any way by, Wells Fargo Bank or any banking entity. Any losses in the Cash Collateral Fund will be borne solely by the Cash Collateral Fund and not by Wells Fargo Bank or its affiliates.

Loans of securities involve a risk that the borrower may fail to return the securities when due or when recalled by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or could lose all or part of the value of the loaned securities. Although voting rights, or rights to

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consent, attendant to securities on loan pass to the borrower, loans may be recalled at any time and generally will be recalled if a material event affecting the investment is expected to be presented to a shareholder vote, so that the securities may be voted by a Fund.

Each lending Fund pays a portion of the income (net of rebate fees) or fees earned by it from securities lending to a securities lending agent. Goldman Sachs Bank USA, an unaffiliated third party doing business as Goldman Sachs Agency Lending, currently acts as securities lending agent for the Funds, subject to the overall supervision of the Funds’ manager.

Investment Companies. These securities include shares of other affiliated or unaffiliated open-end investment companies (i.e., mutual funds), closed-end funds, exchange-traded funds (“ETFs”), UCITS funds (pooled investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities adopted by European Union member states) and business development companies. A Fund may invest in securities of other investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, the rules and regulations thereunder and any exemptive relief currently or in the future available to a Fund.

Except with respect to funds structured as funds-of-funds or so-called master/feeder funds or other funds whose strategies otherwise allow such investments, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as of the time at which a securities purchase is made: i) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund; ii) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; and iii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies.

Other investment companies in which a Fund invests can be expected to pay fees and other operating expenses, such as investment advisory and administration fees, that would be in addition to those paid by the Fund. Other investment companies may include ETFs, which are publicly-traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indices or companies in related industries (e.g., passive ETFs), and index funds. A passive ETF or index fund is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. Passive ETFs or index funds in which the Funds invest will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by passive ETFs or index funds may, from time to time, temporarily be unavailable, which may further impede a passive ETF’s or index fund’s ability to track their respective indices. An actively-managed ETF is an investment company that seeks to outperform the performance of an index.

ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by certain other registered investment companies in excess of these limits.

In addition, a Fund may invest in the securities of closed-end investment companies. Because shares of closed-end investment companies trade on a stock exchange or in the OTC market, they may trade at a premium or discount to their net asset values, which may be substantial, and their potential lack of liquidity could result in greater volatility. In addition, closed-end investment companies may employ leverage, which also subjects the closed-end investment company to increased risks such as increased volatility. Moreover, closed-end investment companies incur their own fees and expenses.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. In 2018, the SEC proposed a new rule and related amendments designed to streamline and enhance the regulatory framework for fund of funds arrangements, which are created when a mutual fund or other type of fund invests in shares of another fund. If adopted, this new rule may affect the ability and conditions under which a Fund may purchase shares of other affiliated Funds, including the money market Funds.

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Private Placement and Other Restricted Securities. Private placement securities are securities sold in offerings that are exempt from registration under the 1933 Act. They are generally eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other “restricted” securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144A (a “Rule 144A Security”)), and may not be readily marketable because they are subject to legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, high-yield securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of qualified purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Private placement and other restricted securities may be considered illiquid securities, as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential qualified purchasers for such securities, especially under adverse market or economic conditions, or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities that are “illiquid” are subject to each Fund’s policy of not investing or holding more than 15% of its net assets in illiquid securities. The term “illiquid” in this context refers to securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities.

The manager typically will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: i) the frequency of trades and quotes for the Rule 144A Security; ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; iii) dealer undertakings to make a market in the Rule 144A Security; and iv) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

The manager will apply a similar process to evaluating the liquidity characteristics of other restricted securities. A restricted security that is deemed to be liquid when purchased may not continue to be liquid for as long as it is held by a Fund.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted or exchanged (by the holder or by the issuer) within a specified period of time into a certain amount of common stock of the same or a different issuer. As such, convertible securities combine the investment characteristics of debt and equity securities. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.

As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rate changes as a similar fixed-income security, and tends not to be as sensitive to share price changes as its underlying stock.

Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will typically have recourse only to the issuer. In addition, a convertible security may be subject to conversion or

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redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- or mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund’s credit evaluation, as well as financial reporting and investment limitation purposes.

Contingent Convertible Bonds. Contingent convertible bonds are a type of convertible security typically issued by non-U.S. banks. Unlike more traditional convertible securities, which typically may convert into equity after the issuer’s common stock has reached a certain strike price, the trigger event for a contingent convertible bond is typically a decline in the issuing bank’s capital threshold below a specified level. Contingent convertible bonds typically are subordinated to other debt instruments of the issuer and generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Contingent convertible bonds are a new form of instrument, and the market and regulatory environment for contingent convertible bonds is evolving. Therefore, it is uncertain how the overall market for contingent convertible bonds would react to a triggering event or coupon suspension applicable to one issuer. A Fund may lose money on its investment in a contingent convertible bond when holders of the issuer’s equity securities do not.

Exchange-Traded Notes. Exchange-traded notes (“ETNs”) are generally notes representing debt of an issuer, usually a financial institution. ETNs combine aspects of both bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, levels of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential returns, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on an ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite there being no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on a Fund’s right to redeem its investment in an ETN, which is generally designed to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the unavailability or limited nature of a secondary market. A Fund could lose some or all of the amount invested in an ETN.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, a Fund (other than a money market Fund) may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that such a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain over-the-counter derivative

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instruments, and securities and other financial instruments that are not readily marketable, unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Funds (other than the money market Funds) have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board has approved the designation of the Funds Management to administer the liquidity risk management program and related procedures. The money market Funds may invest up to 5% of its net assets in illiquid investments. The 15% and 5% limits are applied as of the date a Fund purchases an illiquid investment. It is possible that a Fund’s holding of illiquid investment could exceed the 15% limit (5% for the money market Funds), for example as a result of market developments or redemptions.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Trust’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when a Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct transactions in those securities.

Repurchase Agreements. A repurchase agreement is an agreement wherein a Fund purchases a security for a relatively short period of time (usually less than or up to seven days) and, at the time of purchase, the seller agrees to repurchase that security from the Fund at a mutually agreed upon time and price (representing the Fund’s cost plus interest). The repurchase agreement specifies the yield during the purchaser’s holding period. Entering into repurchase agreements allows a Fund to earn a return on cash in the Fund’s portfolio that would otherwise remain un-invested.

Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase, which may consist of a variety of security types. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements may involve risks in the event of default or insolvency of the counterparty that has agreed to repurchase the securities from a Fund, including possible delays or restrictions upon the Fund’s ability to sell the underlying security and additional expenses in seeking to enforce the Fund’s rights and recover any losses. Although the Fund seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high quality collateral, some credit risk remains. The counterparty could default, which may make it necessary for the Fund to incur expenses to liquidate the collateral. In addition, the collateral may decline in value before it can be liquidated by the Fund.

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A Fund may enter into reverse repurchase agreements under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon future date and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities, because it avoids certain market risks and transaction costs. At the time a Fund enters into a reverse repurchase agreement, it will segregate cash or other liquid assets having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that the value of such segregated assets continues to be equal to or greater than the repurchase price.

In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales. A short sale is a transaction in which a Fund sells a security it may not own in anticipation of a decline in market value of that security. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales “against the box” means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund’s ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short positions in futures and options create opportunities to increase a Fund’s return but, at the same time, involve special risk considerations and may be considered speculative. Since a Fund in effect profits from a decline in the price of the futures or options sold short without having to invest the full purchase price of the futures or options on the date of the short sale, a Fund’s NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A sub-adviser’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund’s long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to a Fund and its shareholders.

In the view of the SEC, a short sale involves the creation of a “senior security,” as such term is defined in the 1940 Act, unless the sale is “against the box,” and the securities sold are placed in a segregated account, or unless a Fund’s obligation to deliver the securities sold short is “covered” by segregating cash or other liquid assets in an amount equal to the difference between the current market value of the securities sold short and any cash or liquid securities required to be deposited as collateral with a broker in connection with the transaction. Collateral deposited with a broker will be marked-to-market daily, and any amounts deposited with a broker or in a segregated account will not have the effect of limiting a Fund’s potential losses on a short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales not “against the box” will be “covered” by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not “against the box” or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets totaling more than a specified percentage of the value of the Fund’s total assets.

Warrants. Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The

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price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

When-Issued and Delayed-Delivery Transactions and Forward Commitments. Certain securities may be purchased or sold on a when-issued or delayed-delivery basis, and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

Each Fund has a segregated account where it may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to its commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Other Risks

Liquidation Risk. There can be no assurance that a Fund will grow to or maintain a viable size and, pursuant to the Declaration of Trust, the Board is authorized to close and/or liquidate a Fund at any time. In the event of the liquidation of a Fund, the expenses, timing and tax consequences of such liquidation may not be favorable to some or all of the Fund’s shareholders. In addition, pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the manager and/or its affiliates own 25% or more of the outstanding shares of a Fund after the permitted seeding period following the Fund’s inception, the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, a Fund may be liquidated, or the manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction and other costs and adverse tax consequences. In addition, other large shareholders controlling a significant portion of a Fund’s shares, such as other funds, institutional investors, financial intermediaries, individuals and other accounts, may elect to redeem a portion or all of their shares at any time, and the Fund may no longer be able to maintain a viable size after meeting the redemption request. In these circumstances, a Fund’s board may determine to liquidate the Fund or a particular class of the Fund. For a list of shareholders that own, of record and/or beneficially, 5% or more of the outstanding shares of a class or 25% or more of the outstanding shares of a Fund, please see the section entitled “Control Persons and Principal Fund Holders”.

Other factors and events that may lead to the liquidation of a Fund include changes in laws or regulations governing the Fund or affecting the type of assets in which the Fund invests, or economic developments or trends having a significant adverse impact on the business or operations of the Fund.

After a Fund liquidation is announced, such Fund may begin to experience greater redemption activity as the Fund approaches its liquidation date. As portfolio managers effect portfolio transactions to meet redemptions and prepare the Fund for liquidation, the Fund may not meet its investment objective and principal investment strategies. The Fund will incur transaction costs as a result of these portfolio transactions which will indirectly be borne by the Fund’s shareholders. The Fund may be required to make a distribution of income and capital gains realized, if any, from liquidating its portfolio. It is anticipated that any distribution would be paid to shareholders prior to liquidation. Shareholders of the Fund on the date of liquidation would receive a distribution of their account proceeds on the settlement date in complete redemption of their shares. In the event of a liquidation, please consult with a tax advisor to determine your specific tax consequences, if any.

Operational and Cybersecurity Risks. Fund operations, including business, financial, accounting, data processing systems or other operating systems and facilities may be disrupted, disabled or damaged as a result of a number of factors, including events that are wholly or partially beyond our control. For example, there could be electrical or telecommunications outages; degradation or loss of internet or web services; natural disasters, such as earthquakes, tornados and hurricanes; disease pandemics; or events arising from local or larger scale political or social events, as

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well as terrorist acts.

The Funds are also subject to the risk of potential cyber incidents, which may include, but are not limited to, the harming of or unauthorized access to digital systems (for example, through “hacking” or infection by computer viruses or other malicious software code), denial-of-service attacks on websites, and the inadvertent or intentional release of confidential or proprietary information. Cyber incidents may, among other things, harm Fund operations, result in financial losses to a Fund and its shareholders, cause the release of confidential or highly restricted information, and result in regulatory penalties, reputational damage, and/or increased compliance, reimbursement or other compensation costs. Fund operations that may be disrupted or halted due to a cyber incident include trading, the processing of shareholder transactions, and the calculation of a Fund’s net asset value.

Issues affecting operating systems and facilities through cyber incidents, any of the scenarios described above, or other factors, may harm the Funds by affecting a Fund’s manager, sub-adviser(s), or other service providers, or issuers of securities in which a Fund invests. Although the Funds have business continuity plans and other safeguards in place, including what the Funds believe to be robust information security procedures and controls, there is no guarantee that these measures will prevent cyber incidents or prevent or ameliorate the effects of significant and widespread disruption to our physical infrastructure or operating systems. Furthermore, the Funds cannot directly control the security or other measures taken by unaffiliated service providers or the issuers of securities in which the Funds invest. Such risks at issuers of securities in which the Funds invest could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

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TRUSTEES AND OFFICERS

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Management of the Funds.”

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo family of funds which consists of, as of July 31, 2019, 152 series comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex” or the “Trusts”). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“Independent Trustees”), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years or Longer	Current Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES
William R. Ebsworth (Born 1957)	Trustee, since 2015

Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.

N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018

Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.

N/A

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Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years or Longer	Current Other Public Company or Investment Company Directorships
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019

Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).

CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

N/A
David F. Larcker (Born 1950)	Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018

President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A

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Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years or Longer	Current Other Public Company or Investment Company Directorships
James G. Polisson (Born 1959)	Trustee, since 2018

Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.

N/A
1.	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years or Longer
OFFICERS
Andrew Owen (Born 1960)	President, since 2017

Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)[2]	Treasurer, since 2012; Assistant Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Nancy Wiser (Born 1967)[2]	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019

Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019

Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
2.	Nancy Wiser currently serves as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma currently serves as Treasurer of 87 funds in the Fund Complex and Assistant Treasurer of 65 funds in the Fund Complex.

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The Trust’s Declaration of Trust, as amended and restated from time to time (the “Declaration of Trust”), does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter and the Statement of Governance Principles of the Nominating and Governance Committee also do not set forth any specific qualifications, but do set forth certain factors that the Nominating and Governance Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. All of the current Trustees are Independent Trustees. Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Wells Fargo Funds Management, LLC (“Funds Management” or the “Manager”), sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service, professional and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), other registered investment companies, public companies, and/or non-profit entities or other organizations. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences. The specific experience, qualifications, attributes and/or skills that led to the conclusion that a Trustee should serve as a Trustee of the Trusts in the Fund Complex are as set forth below.

William R. Ebsworth. Mr. Ebsworth has served as a Trustee of the Trusts in the Fund Complex since January 1, 2015. He also served as a Trustee of Asset Allocation Trust from 2015 to 2018. From 1984 to 2013, he was employed as an equities analyst, portfolio manager and research director at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc., where he led a team of investment professionals managing client assets. Prior thereto, he was a Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder.

Jane A. Freeman. Ms. Freeman has served as a Trustee of the Trusts in the Fund Complex since January 1, 2015. She also served as a Trustee of Asset Allocation Trust from 2015 to 2018. From 2012 to 2014 and 1999 to 2008, Ms. Freeman served as the Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to joining Scientific Learning, Ms. Freeman was employed as a portfolio manager at Rockefeller & Co. and Scudder, Stevens & Clark. She served as a board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. She also served as a board member of the Russell Exchange Traded Funds Trust from 2011 to 2012, and as chair of the Audit Committee. Ms. Freeman serves as a Board Member of the Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. Ms. Freeman is a Chartered Financial Analyst (inactive).

Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and as Chair of the Audit Committee since 2019 and was an Advisory Board Member from 2008 to 2009. He also served as a Trustee of Asset Allocation Trust from 2010 to 2018. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He served as a director of Deluxe Corporation from 2003 to 2011. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.

Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee from 2009 to 2018. She has also served as a trustee and chair of the audit committee of Asset Allocation Trust from 2010 to 2018. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert, as such term is defined in the applicable rules of the SEC.

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David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He also served as a Trustee of Asset Allocation Trust from 2010 to 2018. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Morgan Stanley Director of the Center for Leadership Development and Research and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.

Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006 and as chairman of the Nominating and Governance Committee since 2018. She also served as a Trustee of Asset Allocation Trust from 2010 to 2018. Ms. Mitchell is the International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania, where she is also Professor of Insurance/Risk Management and Business Economics/Policy. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance, risk management and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both at the University of Pennsylvania. She has taught on, and served as a consultant on economics, insurance, and risk management, served as Department Chair, advised numerous governmental entities, and written numerous articles and books on topics including retirement systems, private and social insurance, and health and retirement policy.

Timothy J. Penny. Mr. Penny has served as a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996, and Chairman of the Board of Trustees since 2018. He also served as a Trustee of Asset Allocation Trust from 2010 to 2018. He has been President and Chief Executive Officer of Southern Minnesota Initiative Foundation since 2007. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota’s First Congressional District.

James G. Polisson. Mr. Polisson has served as a Trustee of the Trusts in the Fund Complex since 2018 and was an Advisory Board member in 2017. Mr. Polisson has extensive experience in the financial services industry, including over 15 years in the ETF industry. From 2015 to July 31, 2017, Mr. Polisson was the Chief Marketing Officer of Source (ETF) UK Services, Ltd., one of the largest providers of exchange-traded products in Europe. From 2012 to 2015, Mr. Polisson was Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing firm. Prior to 2012, Mr. Polisson was Chief Executive Officer and Managing Director of Russell Investments’ global ETF business from 2010 to 2012. He was also a member of the Board of Trustees of Russell Exchange Traded Funds Trust, where he served as Chairman, President and Chief Executive Officer, from 2011 to 2012. Mr. Polisson also served as Chief Marketing Officer for Barclays Global Investors from 2000 to 2010, where he led global marketing for the iShares ETF business.

Board of Trustees - Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Declaration of Trust. The Board is currently composed of eight members, each of whom is an Independent Trustee. The Board currently conducts regular in-person meetings five times a year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with respect to governance-related matters with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time.Timothy Penny serves as chairman of the Board. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to help coordinate timely responses to Trustee inquiries relating to board governance and

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fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Board also has established a Nominating and Governance Committee, an Audit Committee, a Valuation Committee and a Dividend Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, liquidity and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Funds’ investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent approach to risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

Risk oversight forms part of the Board’s general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects and that it is necessary for the Funds to bear certain risks (such as investment-related risks) to pursue their goals. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, sub-advisers, the Chief Compliance Officer of the Funds, the Chief Risk Officer of Funds Management, the independent registered public accounting firm for the Funds, and internal compliance auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, also reviews investment policies and risks in connection with its review of the Funds’ performance, and considers information regarding the oversight of liquidity risks from Funds Management’s investment personnel. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and regularly reports to the Board regarding compliance matters for the Funds and their principal service providers. Funds Management has appointed a Chief Risk Officer to enhance the framework around the assessment, management, measurement and monitoring of risk indicators and other risk matters concerning the Funds and develop periodic reporting of risk management matters to the Board. In addition, as part of the Board’s periodic review of the Funds’ advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers and employees of Funds Management, has approved and periodically reviews written valuation policies and procedures applicable to valuing Fund portfolio investments, and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Nominating and Governance Committee, a standing Audit Committee, a standing Valuation Committee and a standing Dividend Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. The Nominating and Governance Committee and Audit Committee operate pursuant to charters approved by the Board. The Valuation Committee’s responsibilities are set forth in Valuation Procedures approved by the Board, and the Dividend Committee’s responsibilities were set forth by the Board when it established the Committee. Each Independent Trustee is a member of the Trust’s Nominating and

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Governance Committee, Audit Committee and Valuation Committee. The Dividend Committee is comprised of three Independent Trustees.

(1) Nominating and Governance Committee. Except with respect to any trustee nomination made by an eligible shareholder or shareholder group as permitted by applicable law and applicable provisions of the Declaration of Trust and any By-Laws of a Trust, the Committee shall make all nominations for membership on the Board of Trustees of each Trust. The Committee shall evaluate each candidate’s qualifications for Board membership and his or her independence from the Funds’ manager, sub-adviser(s) and principal underwriter(s) and, as it deems appropriate, other principal service providers. Olivia Mitchell serves as the chairman of the Nominating and Governance Committee.

The Nominating and Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in Appendix A to the Trusts’ Nominating and Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f ) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Nominating and Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Nominating and Governance Committee has full discretion to reject candidates recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board. In the event of any conflict or inconsistency with respect to the requirements applicable to a Shareholder Recommendation as between those established in the procedures and those in the By-Laws of a Closed-End Fund, the requirements of the By-Laws of such Closed-End Fund shall control.

The Nominating and Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an “advisory board,” as such term is defined in Section 2(a)(1) of the 1940 Act.

(2) Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies, including their internal controls over financial reporting; oversees the quality and objectivity of the Funds’ financial statements and the independent audit thereof; and interacts with the Funds’ independent registered public accounting firm on behalf of the full Board and with appropriate officers of the Trust. Isaiah Harris, Jr. serves as the chairman of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any action regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of securities between regularly scheduled Board meetings in instances where that determination has not otherwise been delegated to the valuation team (“Management Valuation Team”) of Funds

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Management. The Board considers for ratification at each quarterly meeting any valuation actions taken during the previous quarter by the Valuation Committee or by the Management Valuation Team other than pursuant to Board-approved methodologies. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee.

(4) Dividend Committee. The Board has delegated to the Dividend Committee the responsibility to review and approve certain dividend amount determinations made by a separate committee composed of representatives from Funds Management and certain sub-advisers (“Management Open-End Dividend Committee”). The Board has delegated to the Management Open-End Dividend Committee the authority to determine periodic dividend amounts subject to certain Board-approved parameters to be paid by each of the Core Plus Bond Fund, Diversified Income Builder Fund, Emerging Markets Equity Income Fund, International Bond Fund, Real Return Fund and Strategic Income Fund. Under certain circumstances, the Dividend Committee must review and consider for approval, as it deems appropriate, recommendations of the Management Open-End Dividend Committee.

The committees met the following number of times during the most recently completed fiscal year:

Committee Name	Committee Meetings During Last Fiscal Year
Nominating and Governance Committee	4
Audit Committee	7
Valuation Committee	0
Dividend Committee	0

Compensation. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust’s Officers are not compensated by the Trust for their services. Listed below is the compensation that was paid to each current Trustee by a Fund and the Fund Complex for the most recently completed fiscal period:

Trustee Compensation
Trustee	Aggregate Compensation from the Fund	Total Compensation from the Fund Complex[1]
William R. Ebsworth	$2,029	$308,500
Jane A. Freeman	$2,161	$328,500
Isaiah Harris, Jr.	$2,177	$331,000
Judith M. Johnson	$2,078	$316,000
David F. Larcker	$2,029	$308,500
Olivia S. Mitchell	$2,161	$328,500
Timothy J. Penny	$2,523	$383,500
James G. Polisson	$2,029	$308,500
1.	As of July 31, 2019, there were 152 series in the Fund Complex.

Beneficial Equity Ownership Information. The following table contains specific information about the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2018 in each Fund and the aggregate dollar range of equity securities in other Funds in the Fund Complex overseen by the Trustees, stated as one of the following ranges: A = $0; B = $1 - $10,000; C = 10,001 - $50,000; D = $50,001 - $100,000; and E = Over $100,000.

Fund	Ebsworth	Freeman	Harris	Johnson	Larcker	Mitchell	Penny	Polisson
Classic Value Fund	A	A	A	A	A	A	A	A
Disciplined U.S. Core Fund	A	A	A	A	A	A	A	A
Endeavor Select Fund	A	A	A	A	A	A	A	A
Growth Fund	A	A	A	C	A	A	D	A
Large Cap Core Fund	A	A	A	A	A	A	A	A
Large Cap Growth Fund	A	A	A	A	A	A	A	A

Wells Fargo - U.S. Equity Funds | 50

Fund	Ebsworth	Freeman	Harris	Johnson	Larcker	Mitchell	Penny	Polisson
Large Company Value Fund	A	A	A	A	A	A	A	A
Low Volatility U.S. Equity Fund	A	A	A	A	A	A	A	A
Omega Growth Fund	A	A	A	A	A	A	A	A
Premier Large Company Growth Fund	A	A	A	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Fund Complex[1]	E	E	E	E	E	E	E	E
1.	Includes Trustee ownership in shares of funds within the entire Wells Fargo Fund Complex (consisting of 152 funds).

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2018, none of the Independent Trustees and/or their immediate family members owned securities of the manager, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the manager, any sub-advisers, or the distributor.

MANAGER AND OTHER SERVICE PROVIDERS

Manager and Class-Level Administrator

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the manager and class-level administrator for the Funds. Funds Management provides advisory and Fund-level administrative services to the Funds under an investment management agreement (the “Management Agreement”) and provides class-level administrative services to the Funds under a class-level administration agreement (the “Class-Level Administration Agreement”). Under the Management Agreement, Funds Management is responsible for, among other services, (i) implementing the investment objectives and strategies of the Funds, (ii) supervising the applicable Sub-Adviser(s), (iii) providing Fund-level administrative services in connection with the Funds’ operations, (iv) developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions, and (v) providing any other Fund-level administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds’ business together with ordinary clerical and bookkeeping services.

Under the Class-Level Administration Agreement, Funds Management is responsible for, among other services, (i) coordinating, supervising and paying the applicable transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, (ii) coordinating the preparation and filing of registration statements, notices, shareholder reports and other information materials, including prospectuses, proxies and other shareholder communications for a class, (iii) receiving and tabulating class-specific shareholder votes, (iv) reviewing bills submitted to a Fund and, upon determining that a bill is appropriate, allocating amounts to the appropriate classes thereof and instructing the Funds’ custodian to pay such bills, and (v) assembling and disseminating information concerning class performance, expenses, distributions and administration. Funds Management has agreed to pay all of the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives pursuant to the Class-Level Administration Agreement.

51 | Wells Fargo - U.S. Equity Funds

As compensation for its services under the Management Agreement, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund’s average daily net assets:

Fund	Fee
Classic Value Fund	First $500M Next $500M Next $1B Next $2B Next $1B Next $3B Next $2B Next $2B Next $4B Over $16B	0.700% 0.675% 0.650% 0.625% 0.600% 0.590% 0.565% 0.555% 0.530% 0.505%
Disciplined U. S. Core Fund	First $1B Next $4B Next $5B Over $10B	0.350% 0.325% 0.290% 0.280%
Endeavor Select Fund	First $500M Next $500M Next $1B Next $2B Next $1B Next $3B Next $2B Next $2B Next $4B Over $16B	0.700% 0.675% 0.650% 0.625% 0.600% 0.590% 0.565% 0.555% 0.530% 0.505%
Growth Fund	First $500M Next $500M Next $1B Next $2B Next $1B Next $3B Next $2B Next $2B Next $4B Over $16B	0.800% 0.750% 0.700% 0.675% 0.650% 0.640% 0.615% 0.605% 0.580% 0.555%
Large Cap Core Fund	First $500M Next $500M Next $1B Next $2B Next $1B Next $3B Next $2B Next $2B Next $4B Over $16B	0.700% 0.675% 0.650% 0.625% 0.600% 0.590% 0.565% 0.555% 0.530% 0.505%
Large Cap Growth Fund	First $500M Next $500M Next $1B Next $2B Next $1B Next $3B Next $2B Next $2B Next $4B Over $16B	0.700% 0.675% 0.650% 0.625% 0.600% 0.590% 0.565% 0.555% 0.530% 0.505%
Large Company Value Fund	First $1B Next $4B Next $5B Over $10B	0.400% 0.375% 0.340% 0.330%

Wells Fargo - U.S. Equity Funds | 52

Fund	Fee
Low Volatility U.S. Equity Fund	First $1B Next $4B Next $5B Over $10B	0.400% 0.375% 0.340% 0.330%
Omega Growth Fund	First $500M Next $500M Next $1B Next $2B Next $1B Next $3B Next $2B Next $2B Next $4B Over $16B	0.800% 0.750% 0.700% 0.675% 0.650% 0.640% 0.615% 0.605% 0.580% 0.555%
Premier Large Company Growth Fund	First $500M Next $500M Next $1B Next $2B Next $1B Next $3B Next $2B Next $2B Next $4B Over $16B	0.700% 0.675% 0.650% 0.625% 0.600% 0.590% 0.565% 0.555% 0.530% 0.505%

Management Fees Paid. The amounts shown below reflect fees paid to and waived by Funds Management under the Management Agreement for the past three fiscal years or periods.

Management Fees Paid
Fund/Fiscal Year or Period	Management Fees Paid	Management Fees Waived
July 31, 2019
Classic Value Fund	$5,309,094	$607,816
Disciplined U.S. Core Fund	$4,450,189	$0
Endeavor Select Fund	$800,876	$136,334
Growth Fund	$30,553,416	$685,552
Large Cap Core Fund	$6,147,936	$1,113,345
Large Cap Growth Fund	$5,835,545	$993,527
Large Company Value Fund	$607,348	$297,132
Low Volatility U.S. Equity Fund	$0	$148,227
Omega Growth Fund	$6,196,391	$0
Premier Large Company Growth Fund	$15,102,347	$851,179
July 31, 2018
Classic Value Fund	$5,631,015	$679,186
Disciplined U.S. Core Fund	$4,274,359	$0
Endeavor Select Fund	$1,043,868	$81,792
Growth Fund	$31,616,267	$784,759
Large Cap Core Fund	$6,706,326	$893,349
Large Cap Growth Fund	$6,415,460	$1,024,468
Large Company Value Fund	$732,239	$294,511
Low Volatility U.S. Equity Fund	$0	$153,015
Omega Growth Fund	$6,066,169	$7,002
Premier Large Company Growth Fund	$15,408,373	$919,040
July 31, 2017

53 | Wells Fargo - U.S. Equity Funds

Management Fees Paid
Fund/Fiscal Year or Period	Management Fees Paid	Management Fees Waived
Classic Value Fund	$5,389,034	$1,198,258
Disciplined U.S. Core Fund	$2,951,939	$137,479
Endeavor Select Fund	$1,060,468	$137,704
Growth Fund	$32,890,965	$3,105,176
Large Cap Core Fund	$5,900,655	$1,143,291
Large Cap Growth Fund	$7,295,557	$1,201,837
Large Company Value Fund	$1,092,646	$312,967
Low Volatility U.S. Equity Fund	$0	$93,755
Omega Growth Fund	$5,554,738	$92,624
Premier Large Company Growth Fund	$16,578,796	$1,721,997

For providing class-level administrative services to the Funds pursuant to the Class-Level Administration Agreement, including paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of the total net assets of each Class:

Class-Level Administrator Fee
Share Class	% of Total Net Assets
Class A	0.21%
Class C	0.21%
Class R	0.21%
Class R4	0.08%
Class R6	0.03%
Administrator Class	0.13%
Institutional Class	0.13%

Wells Fargo - U.S. Equity Funds | 54

Administrative Service Fees Paid. The amounts shown below reflect fees paid to and waived by Funds Management under the Class-Level Administration Agreement for the past three fiscal years or periods.

Administrative Service Fees Paid
Fund/Fiscal Year or Period	Administrative Service Fees Paid	Administrative Service Fees Waived
July 31, 2019
Classic Value Fund	$844,043	$504,211
Disciplined U.S. Core Fund	$1,577,665	$109,621
Endeavor Select Fund	$107,436	$81,731
Growth Fund	$5,382,335	$1,893,450
Large Cap Core Fund	$1,162,021	$516,248
Large Cap Growth Fund	$1,312,757	$88,963
Large Company Value Fund	$446,293	$8,475
Low Volatility U.S. Equity Fund	$0	$48,287
Omega Growth Fund	$1,498,308	$94,134
Premier Large Company Growth Fund	$2,985,264	$853,925
July 31, 2018
Classic Value Fund	$949,101	$487,609
Disciplined U.S. Core Fund	$1,736,705	$109,988
Endeavor Select Fund	$129,462	$93,931
Growth Fund	$5,613,326	$2,070,634
Large Cap Core Fund	$1,161,939	$609,412
Large Cap Growth Fund	$1,407,953	$94,804
Large Company Value Fund	$511,304	$89
Low Volatility U.S. Equity Fund	$0	$49,716
Omega Growth Fund	$1,483,932	$80,514
Premier Large Company Growth Fund	$3,153,538	$864,598
July 31, 2017
Classic Value Fund	$1,502,628	$0
Disciplined U.S. Core Fund	$1,507,196	$0
Endeavor Select Fund	$237,433	$0
Growth Fund	$8,624,374	$0
Large Cap Core Fund	$1,650,099	$0
Large Cap Growth Fund	$1,773,521	$0
Large Company Value Fund	$510,625	$0
Low Volatility U.S. Equity Fund	$0	$30,279
Omega Growth Fund	$1,437,107	$0
Premier Large Company Growth Fund	$4,665,545	$0

General. Each Fund’s Management Agreement will continue in effect provided the continuance is approved annually (i) by the holders of a majority of the respective Fund’s outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined under the 1940 Act) of any such party. The Management Agreement may be terminated at any time by vote of the Board or by vote of a majority of a Fund’s outstanding voting securities, or by Funds Management on 60 days’ written notice. It will terminate automatically if assigned.

For each Fund, the Class-Level Administration Agreement will continue in effect provided the continuance is approved annually by the Board, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of any party to the Class-Level Administration Agreement. The Class-Level Administration Agreement may be terminated on 60 days’ written notice by either party.

55 | Wells Fargo - U.S. Equity Funds

Conflicts of Interest. Wells Fargo & Company is a diversified financial services company providing banking, insurance, investment, mortgage and consumer financial services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of such investments, which may cause competition for limited positions. Also, various clients and proprietary accounts of Funds Management and its affiliates may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as manager and, for most Wells Fargo Funds, sub-adviser, as well as class-level administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate such conflicts of interest.

Fund Expenses. From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund’s performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of the Independent Trustees; investment management, shareholder services and class-level administrative fees; payments pursuant to any 12b-1 Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a 12b-1 Plan), shareholders’ reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders’ meetings; expenses relating to the issuance, registration and qualification of a Fund’s shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against the Fund’s assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

Sub-Advisers

Funds Management has engaged Wells Capital Management Incorporated (“Wells Capital Management”) to serve as investment sub-adviser to the Funds (the “Sub-Adviser”), as indicated in the table below. Subject to the direction of the Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser provides day-to-day portfolio management for the Funds. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

For providing investment sub-advisory services to the Funds, the Sub-Adviser is entitled to receive monthly fees at the annual rates indicated below of each Fund’s average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Wells Fargo - U.S. Equity Funds | 56

Fund	Sub-Adviser	Fee
Classic Value Fund	Wells Capital Management	First $250M Next $250M Next $2B Next $2B Over $4.5B	0.350% 0.325% 0.300% 0.275% 0.250%
Disciplined U. S. Core Fund	Wells Capital Management	First $100M Next $200M Over $300M	0.250% 0.200% 0.150%
Endeavor Select Fund	Wells Capital Management	First $100M Next $200M Next $500M Over $800M	0.300% 0.275% 0.250% 0.200%
Growth Fund	Wells Capital Management	First $100M Next $100M Next $300M Over $500M	0.450% 0.400% 0.350% 0.300%
Large Cap Core Fund	Wells Capital Management	First $1B Over $1B	0.350% 0.300%
Large Cap Growth Fund	Wells Capital Management	First $100M Next $200M Next $500M Over $800M	0.300% 0.275% 0.250% 0.200%
Large Company Value Fund	Wells Capital Management	First $100M Next $200M Over $300M	0.250% 0.200% 0.150%
Low Volatility U.S. Equity Fund	Wells Capital Management	First $750M Over $750M	0.200% 0.120%
Omega Growth Fund	Wells Capital Management	First $100M Next $100M Next $300M Over $500M	0.450% 0.400% 0.350% 0.300%
Premier Large Company Growth Fund	Wells Capital Management	First $100M Next $100M Next $300M Over $500M	0.350% 0.325% 0.300% 0.275%

Portfolio Managers

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Portfolio Managers.” The information in this section is provided as of July 31, 2019, the most recent fiscal year end for the Funds managed by the portfolio managers listed below (each, a “Portfolio Manager” and together, the “Portfolio Managers”). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.

Fund	Sub-Adviser	Portfolio Managers
Classic Value Fund	Wells Capital Management	Miguel E. Giaconi, CFA Jean-Baptiste Nadal, CFA
Disciplined U.S. Core Fund	Wells Capital Management	Justin P. Carr, CFA Robert M. Wicentowski, CFA
Endeavor Select Fund Omega Growth Fund	Wells Capital Management	Michael T. Smith, CFA Christopher J. Warner, CFA
Growth Fund	Wells Capital Management	Joseph M. Eberhardy, CFA, CPA Thomas C. Ognar, CFA
Large Cap Core Fund	Wells Capital Management	John R. Campbell, CFA Vince Fioramonti, CFA Jeff C. Moser, CFA[1]
Large Cap Growth Fund Premier Large Company Growth Fund	Wells Capital Management	Joseph M. Eberhardy, CFA, CPA Bob Gruendyke, CFA Thomas C. Ognar, CFA
57 | Wells Fargo - U.S. Equity Funds

Fund	Sub-Adviser	Portfolio Managers
Large Company Value Fund Low Volatility U.S. Equity Fund	Wells Capital Management	Dennis Bein, CFA Ryan Brown, CFA Harindra de Silva, Ph.D., CFA
1.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Management of Other Accounts. The following table(s) provide information relating to other accounts managed by the Portfolio Manager(s). The table(s) do not include the Funds or any personal brokerage accounts of the Portfolio Manager(s) and their families.

Dennis Bein, CFA	Registered Investment Companies
	Number of Accounts	16
	Total Assets Managed	5.71 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	20
	Total Assets Managed	$7.69 B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$173.80 M
	Other Accounts
	Number of Accounts	27
	Total Assets Managed	$6.47 B
	Number of Accounts Subject to Performance Fee	3
	Assets of Accounts Subject to Performance Fee	$452.10 M

Ryan Brown, CFA	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$2.90 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$3.77 B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$173.80 M
	Other Accounts
	Number of Accounts	19
	Total Assets Managed	$4.75 B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$28.46 M

Wells Fargo - U.S. Equity Funds | 58

John R. Campbell, CFA	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$1.31 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	13
	Total Assets Managed	$235.50 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Justin P. Carr, CFA	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$517.87 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$513.54 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	34
	Total Assets Managed	$1.95 B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$198.12 M

Harindra de Silva, Ph.D., CFA	Registered Investment Companies
	Number of Accounts	18
	Total Assets Managed	$5.93 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	21
	Total Assets Managed	$7.71 B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$173.8 M
	Other Accounts
	Number of Accounts	32
	Total Assets Managed	$6.56 B

59 | Wells Fargo - U.S. Equity Funds

Number of Accounts Subject to Performance Fee	3
Assets of Accounts Subject to Performance Fee	$452.1 M

Joseph M. Eberhardy, CFA, CPA	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$1.57 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$1.20 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	46
	Total Assets Managed	$1.49 B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$343.37 M

Vince Fioramonti, CFA[1]	Registered Investment Companies
	Number of Accounts	3
	Total Assets Managed	$129.73 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	3
	Total Assets Managed	$35.88 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Vince Fioramonti, CFA became a portfolio manager of the Fund on October 21, 2019. The information presented in this table is as of July 31, 2019, at which time Vince Fioramonti, CFA was not a portfolio manager of the Fund.

Miguel E. Giaconi, CFA	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$151.22 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$386.71 M

Wells Fargo - U.S. Equity Funds | 60

Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
Other Accounts
Number of Accounts	25
Total Assets Managed	$2.00 B
Number of Accounts Subject to Performance Fee	4
Assets of Accounts Subject to Performance Fee	$1.38 B

Bob Gruendyke, CFA	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$182.15 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$357.23 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	46
	Total Assets Managed	$1.49 B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$343.37 M

Jeff C. Moser, CFA[1]	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$74.02 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	9
	Total Assets Managed	$87.21 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

61 | Wells Fargo - U.S. Equity Funds

Jean-Baptiste Nadal, CFA	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$151.22 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$386.71 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	37
	Total Assets Managed	$2.13 B
	Number of Accounts Subject to Performance Fee	4
	Assets of Accounts Subject to Performance Fee	$1.38 B

Thomas C. Ognar, CFA	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$1.57 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$1.20 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	46
	Total Assets Managed	$1.49 B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$343.37 M

Michael T. Smith, CFA	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$4.31 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$115.79 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	39
	Total Assets Managed	$2.34 B
	Number of Accounts Subject to Performance Fee	0

Wells Fargo - U.S. Equity Funds | 62

Assets of Accounts Subject to Performance Fee	$0

Christopher J. Warner, CFA	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$4.31 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$115.79 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	39
	Total Assets Managed	$2.34 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Robert M. Wicentowski, CFA	Registered Investment Companies
	Number of Accounts	3
	Total Assets Managed	$1.62 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$513.54 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	36
	Total Assets Managed	$1.81 B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$198.12 M

Beneficial Ownership in the Funds. The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;
$1 - $10,000;
$10,001 - $50,000;
$50,001 - $100,000;
$100,001 - $500,000;
$500,001 - $1,000,000; and
over $1,000,000.

63 | Wells Fargo - U.S. Equity Funds

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management[1]
Dennis Bein, CFA	Large Company Value Fund Low Volatility U.S. Equity Fund	$10,001-$50,000 $10,001-$50,000
Ryan Brown, CFA	Large Company Value Fund Low Volatility U.S. Equity Fund	$10,001-$50,000 $10,001-$50,000
John R. Campbell, CFA	Large Cap Core Fund	$10,001-$50,000
Justin P. Carr, CFA	Disciplined U.S. Core Fund	$1-10,000
Harindra de Silva, Ph.D., CFA	Large Company Value Fund Low Volatility U.S. Equity Fund	$100,001-$500,000 $100,001-$500,000
Joseph M. Eberhardy, CFA, CPA	Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Over $1,000,000 Over $1,000,000 Over $1,000,000
Vince Fioramonti, CFA[2]	Large Cap Core Fund	$0
Miguel E. Giaconi, CFA	Classic Value Fund	$10,001-$50,000
Bob Gruendyke, CFA	Large Cap Growth Fund Premier Large Company Growth Fund	$100,001-$500,000 $100,001-$500,000
Jeff C. Moser, CFA[3]	Large Cap Core Fund	Over $1,000,000
Jean-Baptiste Nadal, CFA	Classic Value Fund	$10,001-$50,000
Thomas C. Ognar, CFA	Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Over $1,000,000 Over $1,000,000 Over $1,000,000
Michael T. Smith, CFA	Endeavor Select Fund Omega Growth Fund	$500,001-$1,000,000 $500,001-$1,000,000
Christopher J. Warner, CFA	Endeavor Select Fund Omega Growth Fund	$50,001-$100,000 $10,001-$50,000
Robert M. Wicentowski, CFA	Disciplined U.S. Core Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Vince Fioramonti, CFA became a portfolio manager of the Fund on October 21, 2019. The information presented in this table is as of July 31, 2019, at which time Vince Fioramonti, CFA was not a portfolio manager of the Fund.
3.	Jeff Moser has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through that date. After April 30, 2020, all references to Jeff Moser in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Material Conflicts of Interest.The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, each firm listed below has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, intended to address the potential conflicts associated with managing portfolios for multiple clients and are designed to ensure that all clients are treated fairly and equitably. Accordingly, security block purchases are allocated to all accounts with similar objectives in a fair and equitable manner.

Wells Capital Management. Wells Capital Management’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and

Wells Fargo - U.S. Equity Funds | 64

procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Compensation. The Portfolio Managers were compensated by their employing Sub-Adviser using the following compensation structure:

Wells Capital Management. The compensation structure for Wells Capital Management’s Portfolio Managers includes a competitive fixed base salary plus variable incentives, payable annually and over a longer term period. Wells Capital Management participates in third party investment management compensation surveys for market-based compensation information to help support individual pay decisions. In addition to surveys, Wells Capital Management also considers prior professional experience, tenure, seniority and a Portfolio Manager’s team size, scope and assets under management when determining his/her fixed base salary. In addition, Portfolio Managers, who meet the eligibility requirements, may participate in Wells Fargo’s 401(k) plan that features a limited matching contribution. Eligibility for and participation in this plan is on the same basis for all employees.

Wells Capital Management’s investment incentive program plays an important role in aligning the interests of our portfolio managers, investment team members, clients and shareholders. Incentive awards for portfolio managers are determined based on a review of relative investment and business/team performance. Investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the “Average Annual Total Returns” table in the Prospectus. Once determined, incentives are awarded to portfolio managers annually, with a portion awarded as annual cash and a portion awarded as long term incentive. The long term portion of incentives generally carry a pro-rated vesting schedule over a three year period. For many of our portfolio managers, Wells Capital Management further requires a portion of their annual long-term award be allocated directly into each strategy they manage through a deferred compensation vehicle. In addition, our investment team members who are eligible for long term awards also have the opportunity to invest up to 100% of their awards into investment strategies they support (through a deferred compensation vehicle).

Distributor and Shareholder Servicing Agent

Wells Fargo Funds Distributor, LLC (the “Distributor”), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Wells Fargo Funds.

Each Fund has adopted a distribution plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act (the “Rule”) for the classes of shares listed in the table below. The 12b-1 Plan was adopted by the Board, including a majority of the Trustees who were not “interested persons” (as defined under the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the “Non-Interested Trustees”).

Under the 12b-1 Plan and pursuant to the related Distribution Agreement, each applicable class pays the Distributor, on a monthly basis, an annual fee as indicated in the table. The Distributor may retain any portion of the total distribution fee to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses. The Distributor’s distribution-related revenues from the 12b-1 Plan may be more or less than distribution-related expenses incurred during the period.

Fund	C	R
Classic Value Fund	0.75%	0.25%
Disciplined U.S. Core Fund	0.75%	0.25%
Endeavor Select Fund	0.75%	-
Growth Fund	0.75%	-
Large Cap Core Fund	0.75%	0.25%
Large Cap Growth Fund	0.75%	0.25%
Large Company Value Fund	0.75%	-
Low Volatility U.S. Equity Fund	0.75%	-

65 | Wells Fargo - U.S. Equity Funds

Fund	C	R
Omega Growth Fund	0.75%	0.25%
Premier Large Company Growth Fund	0.75%	-

For the fiscal year ended July 31, 2019, the Funds paid the Distributor the following fees for distribution-related services.

Distribution Fees
Fund	Total Distribution Fee Paid by Fund	Compensation Paid to Distributor	Compensation to Broker/Dealers
Classic Value Fund
Class C	$101,057	$8,585	$92,472
Class R	$187	$33	$154
Disciplined U.S. Core Fund
Class C	$337,942	$34,279	$303,663
Class R	$7,989	$97	$7,892
Endeavor Select Fund
Class C	$22,299	$7,422	$14,877
Growth Fund
Class C	$1,220,250	$307,353	$912,897
Large Cap Core Fund
Class C	$396,893	$53,854	$343,039
Class R	$4,976	$115	$4,861
Large Cap Growth Fund
Class C	$98,716	$24,171	$74,545
Class R	$12,854	$728	$12,126
Large Company Value Fund
Class C	$14,226	$2,237	$11,989
Low Volatility U.S. Equity Fund
Class C	$1,636	$1,636	$0
Omega Growth Fund
Class C	$317,310	$62,380	$254,930
Class R	$15,766	$334	$15,432
Premier Large Company Growth Fund
Class C	$1,277,068	$294,475	$982,593

General. The 12b-1 Plan and Distribution Agreement will continue in effect from year to year if such continuance is approved at least annually by vote of a majority of both the Trustees and the Non-Interested Trustees. The Distribution Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, on not less than 60 days’ written notice, by the Trust’s Board, by a vote of a majority of the outstanding voting securities of the Fund or by the Distributor. The 12b-1 Plan may not be amended to increase materially the amounts payable thereunder by the relevant class of a Fund without approval by a vote of a majority of the outstanding voting securities of such class, and no material amendment to the 12b-1 Plan shall be made unless approved by vote of a majority of both the Trustees and Non-Interested Trustees. The 12b-1 Plan provides that, if and to the extent any shareholder servicing payments are deemed to be payments for the financing of any activity primarily intended to result in the sale of Fund shares, such payments are deemed to have been approved under the 12b-1 Plan.

Wells Fargo - U.S. Equity Funds | 66

Servicing Agent

Each Fund has adopted a Shareholder Servicing Plan (the “Servicing Plan”) for its Class A, Class C, Class R, Class R4 and Administrator Class shares, as applicable, and has entered into a related Shareholder Servicing Agreement with the Distributor and Funds Management. Under this agreement, the Distributor and Funds Management are authorized to provide or engage third parties to provide, pursuant to an Administrative and Shareholder Services Agreements, shareholder support services. For providing these services, the Distributor, Funds Management and third parties are entitled to an annual fee from the applicable class of the Fund of up to 0.25% of the average daily net assets of the Class A, Class C, Class R and Administrator Class shares, and up to 0.10% of the average daily net assets of the Class R4 shares, owned of record or beneficially by their customers.

General. The Servicing Plan will continue in effect from year to year if such continuance is approved by vote of a majority of both the Trustees and the Non-Interested Trustees. No material amendment to the Servicing Plan may be made except by such vote.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

For the fiscal periods listed below, the aggregate amounts of underwriting commissions paid to and retained by the Distributor are as follows:

Underwriting Commissions
Fund/Fiscal Year End	Aggregate Total Underwriting Commissions	Underwriting Commissions Retained
July 31, 2019
Classic Value Fund	$3,295	$3,295
Disciplined U.S. Core Fund	$12,646	$12,646
Endeavor Select Fund	$2,906	$2,906
Growth Fund	$68,108	$68,108
Large Cap Core Fund	$13,775	$13,775
Large Cap Growth Fund	$3,601	$3,601
Large Company Value Fund	$1,599	$1,599
Low Volatility U.S. Equity Fund	$387	$387
Omega Growth Fund	$16,651	$16,651
Premier Large Company Growth Fund	$39,531	$39,531
July 31, 2018
Classic Value Fund	$3,808	$3,808
Disciplined U.S. Core Fund	$26,006	$26,006
Endeavor Select Fund	$5,003	$5,003
Growth Fund	$26,342	$26,342
Large Cap Core Fund	$24,903	$24,903
Large Cap Growth Fund	$4,055	$4,055
Large Company Value Fund	$2,137	$2,137
Low Volatility U.S. Equity Fund	$99	$99
Omega Growth Fund	$17,755	$17,755
Premier Large Company Growth Fund	$33,289	$33,289
July 31, 2017
Classic Value Fund	$7,447	$7,447
Disciplined U.S. Core Fund	$63,713	$63,713
Endeavor Select Fund	$3,892	$3,892
Growth Fund	$26,163	$26,163

67 | Wells Fargo - U.S. Equity Funds

Underwriting Commissions
Fund/Fiscal Year End	Aggregate Total Underwriting Commissions	Underwriting Commissions Retained
Large Cap Core Fund	$84,977	$84,977
Large Cap Growth Fund	$19,322	$19,322
Large Company Value Fund	$1,493	$1,493
Low Volatility U.S. Equity Fund	$0	$0
Omega Growth Fund	$20,113	$20,113
Premier Large Company Growth Fund	$90,678	$90,678

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub-custodians as the Fund’s global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Securities Lending Agent

Goldman Sachs Bank USA, d/b/a Goldman Sachs Agency Lending (the “Securities Lending Agent”) serves as the securities lending agent to the Funds responsible for the implementation and administration of the Funds’ securities lending program including facilitating the lending of the Funds’ available securities to approved borrowers and negotiating the terms and conditions of each loan with a borrower. The Securities Lending Agent ensures that all substitute interest, dividends, and other distributions paid with respect to loaned securities is credited to each Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent.

The Securities Lending Agent ensures that all collateral received in connection with securities loans is invested in the Cash Collateral Fund, as described above in the section entitled “Permitted Investment Activities and Certain Associated Risks – Loans of Portfolio Securities”. The Securities Lending Agent monitors the marked value of the collateral delivered in connection with a securities loan so that such collateral equals to at least 102% of the market value of any domestic securities loaned or 105% of the market value of any foreign securities loaned. The loaned securities are marked to market on a daily basis, and additional collateral is required to be paid to maintain coverage. At the termination of the loan, the Securities Lending Agent returns the collateral to the borrower upon the return of the loaned securities.

The Securities Lending Agent maintains records of all loans and makes available to the Funds a monthly statement describing the loans made and the income derived from the loans during the period. The Securities Lending Agent performs compliance monitoring and testing of the securities lending program and provides quarterly report to the Funds’ Board of Trustees.

For the fiscal year ended July 31, 2019, the Funds listed in the table below earned income and paid fees and compensation to the Securities Lending Agent as follows:

Fees and/or compensation for securities lending activities and related services:
	Classic Value Fund	Disciplined U.S. Core Fund	Endeavor Select Fund	Growth Fund	Large Cap Core Fund
Gross income from securities lending activities	$481,788	$137,790	$24,627	$5,227,788	$45,869
Fees paid to Securities Lending Agent from revenue split	$(21,254)	$(9,521)	$(662)	$(96,405)	$(629)

Wells Fargo - U.S. Equity Funds | 68

Fees and/or compensation for securities lending activities and related services:
	Classic Value Fund	Disciplined U.S. Core Fund	Endeavor Select Fund	Growth Fund	Large Cap Core Fund
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(5,943)	$(746)	$(413)	$(82,033)	$(713)
Administrative fees not included in the revenue split	$0	$0	$0	$0	$0
Indemnification fees not included in the revenue split	$0	$0	$0	$0	$0
Rebate (paid to borrow)	$(263,288)	$(41,829)	$(17,590)	$(4,181,578)	$(38,846)
Other fees not included in revenue split	$0	$0	$0	$0	$0
Aggregate fees and/or compensation for securities lending activities	$(290,485)	$(52,096)	$(18,665)	$(4,360,016)	$(40,206)
Net income from securities lending activities	$191,303	$85,694	$5,962	$867,772	$5,663

Fees and/or compensation for securities lending activities and related services:
	Large Cap Growth Fund	Large Company Value Fund	Low Volatility U.S. Equity Fund	Omega Growth Fund	Premier Large Company Growth Fund
Gross income from securities lending activities	$728,820	$0	$0	$295,829	$2,390,463
Fees paid to Securities Lending Agent from revenue split	$(11,609)	$0	$0	$(12,768)	$(54,062)
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(11,665)	$0	$0	$(3,781)	$(36,332)
Administrative fees not included in the revenue split	$0	$0	$0	$0	$0
Indemnification fees not included in the revenue split	$0	$0	$0	$0	$0
Rebate (paid to borrow)	$(601,045)	$0	$0	$(164,365)	$(1,813,470)
Other fees not included in revenue split	$0	$0	$0	$0	$0
Aggregate fees and/or compensation for securities lending activities	$(624,319)	$0	$0	$(180,914)	$(1,903,864)
Net income from securities lending activities	$104,501	$0	$0	$114,915	$486,599

Transfer and Distribution Disbursing Agent

DST Asset Manager Solutions, Inc. (“DST”), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Wells Fargo Funds. For providing such services, DST is entitled to receive fees from the Administrator.

Independent Registered Public Accounting Firm

KPMG LLP (“KPMG”) has been selected as the independent registered public accounting firm for the Funds. KPMG provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG’s address is Two Financial Center, 60 South Street, Boston, MA 02111.

Code of Ethics

The Fund Complex, Funds Management, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by “access persons” as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. To facilitate enforcement, the codes of ethics generally require that an access person submit reports to a designated compliance person regarding personal securities transactions. The codes of ethics for

69 | Wells Fargo - U.S. Equity Funds

the Fund Complex, Funds Management, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trusts have adopted policies and procedures for the Funds (“Fund Proxy Voting Procedures”) that are used to determine how to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Fund Proxy Voting Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any aﬃliated person of a Fund (or an aﬃliated person of such aﬃliated person) may have with the issuer of the security and with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership activism, the Funds support sound corporate governance practices within companies in which they invest.

The Board of the Trusts has delegated the responsibility for voting proxies relating to the Funds’ portfolio securities to Funds Management. Funds Management has adopted the Wells Fargo Asset Management (“WFAM”) Proxy Voting Policies and Procedures (the “WFAM Policies and Procedures”) and WFAM has established a Proxy Voting Committee (“WFAM Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the WFAM Policies and Procedures. The following outlines certain key aspects of the WFAM Policies and Procedures relating to the administration of the proxy voting process and how proxies are voted.

Proxy Administrator. The proxy voting process is administered by WellsCap’s Operations Department (“Proxy Administrator”), who reports to WFAM’s Chief Operations Officer. The Proxy Administrator is responsible for administering and overseeing the proxy voting process to ensure the implementation of the WFAM Policies and Procedures, including regular operational reviews, typically conducted on a weekly basis. The Proxy Administrator monitors third party voting of proxies to ensure it is being done in a timely and responsible manner, including review of scheduled vendor reports. The Proxy Administrator in conjunction with the Proxy Committee reviews the continuing appropriateness of the WFAM Policies and Procedures set forth herein, and recommends revisions as necessary.

Third Party Proxy Voting Vendor. WFAM has retained a third-party proxy voting service, Institutional Shareholder Services Inc. (“ISS”), to assist in the implementation of certain proxy voting-related functions including: 1.) Providing research on proxy matters 2.) Providing technology to facilitate the sharing of research and discussions related to proxy votes 3.) Voting proxies in accordance with WFAM’s guidelines 4.) Handling administrative and reporting items 5.) Maintaining records of proxy statements received in connection with proxy votes and provide copies/analyses upon request. Except in instances where clients have retained voting authority, WFAM retains the responsibility for proxy voting decisions.

Proxy Committee and Sub-Committees. The WFAM Proxy Committee shall be responsible for overseeing the proxy voting process to ensure its implementation in conformance with the WFAM Policies and Procedures. The WFAM Proxy Committee shall coordinate with WFAM Risk and Compliance to monitor ISS, the proxy voting agent currently retained by WFAM, to determine that ISS is accurately applying the WFAM Policies and Procedures and operates as an independent proxy voting agent. WFAM’s ISS vendor oversight process includes an assessment of ISS’ Policy and Procedures (“P&P”), including conflict controls and monitoring, receipt and review of routine performance-related reporting by ISS to WFAM and periodic onsite due diligence meetings. Due diligence meetings typically include: meetings with key staff, P&P related presentations and discussions, technology-related demonstrations and assessments, and some sample testing, if appropriate. The WFAM Proxy Committee shall review the continuing appropriateness of the WFAM Policies and Procedures. The WFAM Proxy Committee may delegate certain powers and responsibilities to sub- committees consisting of a “Proxy Voting Sub-Committee” and a “Proxy Governance Sub-Committee.”

Proxy Voting Sub-Committee. Among other delegated matters, the Proxy Voting Sub-Committee, in accordance with the WFAM Policies and Procedures, reviews and votes on routine proxy proposals that it considers under the WFAM Policies and Procedures in a timely manner. If necessary, the Proxy Voting Sub- Committee escalates issues to the Proxy Governance Sub-Committee that are determined to be material by the Proxy Voting Sub-Committee or otherwise in

Wells Fargo - U.S. Equity Funds | 70

accordance with the WFAM Policies and Procedures. The Proxy Voting Sub-Committee coordinates with WFAM Risk and Compliance to review the performance and independence of ISS in exercising its proxy voting responsibilities.

Proxy Governance Sub-Committee. The Proxy Governance Sub-Committee reviews and, in accordance with the WFAM Policies and Procedures, votes on issues that have been escalated from the Proxy Voting Sub- Committee. Members of the Proxy Governance Sub-Committee also oversee the implementation of WFAM Proxy Committee recommendations for the respective functional areas in WFAM that they represent.

Voting Procedures. Unless otherwise required by applicable law, proxies will be voted in accordance with the following steps and in the following order of consideration:

1.	First, any voting items related to WFAM “Top-of-House” voting principles (as described below under the heading “WFAM Proxy Voting Principles/Guidelines”) will generally be voted in accordance with a custom voting policy with ISS (“Custom Policy”) designed to implement the WFAM’s Top-of-House voting principles.

2.	Second, any voting items for meetings deemed of “high importance” (e.g., proxy contests, mergers and acquisitions, capitalization proposals and anti-takeover proposals) where ISS opposes management recommendations will be referred to the portfolio management teams for recommendation or the Proxy Voting Sub-Committee (or escalated to the Proxy Governance Sub- Committee) for case-by-case review and vote determination.

3.	Third, with respect to any voting items where ISS Sustainability Voting Guidelines provide a different recommendation than ISS Standard Voting Guidelines, the following steps are taken:
a. The WFAM Portfolio Risk Management and Analytics team (the “PRMA team”) evaluates the matter for materiality and any other relevant considerations.
b. If the PRMA team recommends further review, the voting item is then referred to the portfolio management teams for recommendation or the Proxy Voting Sub-Committee (or escalated to the Proxy Governance Sub-Committee) for case-by-case review and vote determination.
c. If the PRMA team does not recommend further review, the matter is voted in accordance with ISS Standard Voting Guidelines.

4.	Fourth, any remaining proposals are voted in accordance with ISS Standard Voting Guidelines.

Commitment to the Principles of Responsible Investment. As a signatory to the Principles for Responsible Investment, WFAM has integrated certain environmental, social, and governance factors into its investment processes, which includes the proxy process. As described under Voting Procedures above, WFAM considers ISS’s Sustainability Voting Guidelines as a point of reference in certain cases deemed to be material to a company’s long-term shareholder value.

Voting Discretion. In all cases, the WFAM Proxy Committee (and any sub-committee thereof) will exercise its voting discretion in accordance with the voting philosophy of the WFAM Policies and Procedures. In cases where a proxy item is forwarded by ISS to the WFAM Proxy Committee or a sub-committee thereof, the WFAM Proxy Committee or its sub-committee may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS or other independent sources; (ii) input from the investment sub-adviser responsible for purchasing the security; and (iii) information provided by company management and shareholder groups.

Portfolio Manager and Sub-Adviser Input. The WFAM Proxy Committee may consult with portfolio management teams and Fund sub-advisers on specific proxy voting issues, as it deems appropriate. In addition, portfolio management teams or Fund sub-advisers may proactively make recommendations to the WFAM Proxy Committee regarding any proxy voting issue. In this regard, the process takes into consideration expressed views of portfolio management teams and Fund sub-advisers given their deep knowledge of investee companies. For any proxy vote, portfolio management teams and Fund sub-advisers may make a case to vote against the ISS or WFAM Proxy Committee’s recommendation (which is described under Voting Procedures above). Any portfolio management team’s or Fund sub-adviser’s opinion will be documented in a brief write-up for consideration by the WFAM Proxy Committee who will determine, or escalate to the Proxy Governance Committee, the final voting decision.

Consistent Voting. Proxies will be voted consistently on the same matter when securities of an issuer are held by WFAM multiple client accounts without “split voting” across different accounts.

WFAM Top-of-House Proxy Voting Principles/Guidelines. The following reflects WFAM’s Top-of- House Voting Principles. WFAM has put in place a custom voting policy with ISS to implement these voting principles.

71 | Wells Fargo - U.S. Equity Funds

Boards of Directors. WFAM believes that Boards of Directors should have strong, independent leadership and should adopt structures and practices that enhance their effectiveness. WFAM believes it is the responsibility of the Board of Directors to create, enhance, and protect shareholder value. WFAM recognizes that the optimal board size and governance structure can vary by company size, industry, region of operations, and circumstances specific to the company.

■	WFAM generally votes for the election of Directors in uncontested elections. WFAM reserves the right to vote on a case-by-case basis when Directors fail to meet their duties as a board member, such as failing to act in the best economic interest of shareholders; failing to maintain independent audit, compensation, nominating committees; and failing to attend at least 75% of meetings, etc.

■	WFAM generally votes for an independent board that has a majority of outside Directors who are not affiliated with the top executives and have minimal or no business dealings with the company to avoid potential conflicts of interests.

■	Generally speaking, WFAM believes Directors should sit on no more than 4 public boards at any given time. Directors serving on an excessive number of boards could result in time constraints and an inability to fulfill their duties.

■	WFAM generally supports adopting a declassified board structure for public operating and holding companies. WFAM reserves the right to vote on a case-by-case basis when companies have certain long-term business commitments.

■	WFAM generally supports annual election of Directors of public operating and holding companies. WFAM reserves the right to vote on a case-by-case basis when companies have certain long-term business commitments.

Fund Voting Reporting Coordination. Voting decisions made by the WFAM Proxy Committee on behalf of the Funds will be reported to ISS to ensure that votes are registered in a timely manner and included in Form N-PX reporting.

Practical Limitations to Proxy Voting. While WFAM uses its reasonable best efforts to vote proxies, in certain circumstances, it may be impractical or impossible for WFAM to vote proxies (e.g., limited value or unjustifiable costs).

Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, as it relates to portfolio holdings of the Funds, if the WFAM Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (e.g., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

Share Blocking. Proxy voting in certain countries requires “share blocking”. Shareholders wishing to vote their proxies must deposit their shares with a designated depositary before the date of the meeting. Consequently, the shares may not be sold in the period preceding the proxy vote. Absent compelling reasons, WFAM believes that the benefit derived from voting these shares is outweighed by the burden of limited trading. Therefore, if share blocking is required in certain markets, WFAM will not participate and refrain from voting proxies for those clients impacted by share blocking.

Conflicts of Interest. WFAM may have a conflict of interest regarding a proxy to be voted upon if, for example, WFAM or its affiliates have other relationships with the issuer of the proxy. In most instances, conflicts of interest are avoided through a strict and objective application of the voting guidelines. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by the Proxy Committee or that, in the determination of the WFAM Proxy Committee, otherwise warrants the taking of additional steps to mitigate the conflict, the WFAM Proxy Committee or the Proxy Administrator shall address the material conflict by using any of the following methods:

1.	Instructing ISS to vote in accordance with the recommendation ISS makes to its clients;

2.	With respect to any matters involving a portfolio holding of the Funds, disclosing the conflict to the Board of the Funds and obtaining its consent before voting with respect to shares held by the Funds;

3.	With respect to any matters involving a portfolio holding of the Funds, submitting the matter to the Board of the Funds to exercise its authority to vote on such matter with respect to shares held by the Funds;

4.	Engaging an independent fiduciary who will direct the WFAM Proxy Committee how to vote on such matter

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following consultation with the Board of the Funds if the conflict pertains to a matter involving a portfolio holding of the Funds;

5.	Consulting with outside legal counsel for guidance on resolution of the conflict of interest;

6.	Erecting information barriers around the person or persons making voting decisions following consultation with the Board of the Funds if the conflict pertains to a matter involving a portfolio holding of the Funds;

7.	Voting in proportion to other shareholders (“mirror voting”) following consultation with the Board of the Funds if the conflict pertains to a matter involving a portfolio holding of the Funds; or

8.	Voting in other ways that are consistent with WFAM’s obligation to vote in the best interests of its shareholders.

The WFAM Proxy Committee will not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of WFAM (such as a sub-adviser or principal underwriter) or any affiliated persons of such affiliated persons and the WFAM Proxy Committee will vote all such matters without regard to the conflict.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds’ website at wfam.com or by accessing the SEC’s website at sec.gov.

Policies and Procedures for Disclosure of Fund Portfolio Holdings

I. Scope of Policies and Procedures. The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”), Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust are referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term “portfolio holdings” means the stock, bond and derivative positions held by a Fund and includes the cash investments held by the Fund.

Under no circumstances shall Wells Fargo Funds Management, LLC (“Funds Management”), Wells Fargo Asset Management (“WFAM”) or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio holdings or for any ongoing arrangements to make available information about a Fund’s portfolio holdings.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust (“Master Portfolios”) and Funds of Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for Money Market Funds and Alternative Funds and Master Portfolios) shall be made publicly available monthly on the Funds’ website (www.wfam.com), on a one-month delayed basis. Money Market Fund portfolio holdings shall be made publicly available on the Funds’ website, on a 1-day delayed basis. In addition to the foregoing, each Money Market Fund shall post on its website such portfolio holdings and other information required by Rule 2a-7 under the Investment Company Act of 1940, as amended. The categories of information included on the website may differ slightly from what is included in the Funds’ financial statements.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for Money Market Funds, Alternative Funds and Master Portfolios) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C. Fund of Funds Structures.
1. The underlying funds held by a Fund that operates as a fund of funds and invests exclusively in multiple affiliated underlying funds or multiple unaffiliated underlying funds or in a combination of affiliated and unaffiliated underlying funds (“fund of funds”) shall be posted to the Funds’ website on a monthly, one-month delayed basis.
2. The individual holdings of the underlying master funds held by Funds that operate as a feeder fund in a

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master-feeder structure shall be posted to the Funds’ website on a monthly, one-month delayed basis.
3. A change to the underlying funds held by a fund of funds or changes in fund of funds’ target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the occurrence of the change.

D. Alternative Funds.
The following holdings disclosure policy applies to Alternative Funds:
1. Complete Holdings as of Fiscal Quarter Ends. As of each fiscal quarter end, each Alternative Fund’s complete portfolio holdings shall be made publicly available quarterly on the Funds’ website, on a one-month delayed basis.
2. Holdings as of Other Month Ends. As of each month end other than a month end that coincides with a fiscal quarter end, each Alternative Fund shall make publicly available monthly on the Funds’ website, on a one-month delayed basis, the following: (i) all portfolio holdings held long other than any put options on equity securities; (ii) portfolio holdings held short other than short positions in equity securities of single issuers; and (iii) the aggregate dollar value of each of the following: (a) equity securities of single issuers held short, and (b) any put options on equity securities held long.
3. Top Ten Holdings. Each Alternative Fund shall make publicly available on the Funds’ website on a monthly, seven-day or more delayed basis information about its top ten holdings information, provided that the following holdings shall be excluded: (i) derivative positions; and (ii) equity securities of single issuers held short.

E. Master Portfolios.
1. The complete portfolio holdings of Master Portfolios shall be posted to the Funds’ website on a semi-annual, one-month delayed basis.

Furthermore, each Fund shall file such forms and portfolio holdings information in filings made with the SEC in the manner specified on such forms and with such frequency as required by such forms and applicable SEC rules and regulations.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to select third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty or contractual obligation not to disclose or trade on the nonpublic information.

A. Wells Fargo Affiliates. Team members of Wells Fargo & Co. (“Wells Fargo”) and its affiliates who perform risk management functions and provide other services to the Fund(s), as well as the third-party service providers utilized by them to perform such functions and provide such services, shall have full daily access to the portfolio holdings of the Fund(s).

B. Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release to and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

C. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

D. Funds Management/Wells Fargo Funds Distributor, LLC (“Funds Distributor”).
1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to the fund accountant’s system.
2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full

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daily access to Fund portfolio holdings through Factset, a program that is used, among other things, to evaluate portfolio characteristics against available benchmarks.
3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among asset classes.

E. External Servicing Agents. Portfolio holdings may be disclosed to servicing agents in connection with the day-to-day operations and management of the funds. These recipients include, but are not limited to: a fund’s auditors; a fund’s custodians; a fund’s accountants; proxy voting service providers; class action processing service providers; pricing service vendors; prime brokers; securities lending agents; counsel to a fund or its independent Trustees; regulatory authorities; third parties that assist in the review, processing and/or analysis of Fund portfolio transactions, portfolio accounting and reconciliation, portfolio performance, trade order management, portfolio data analytics, electronic order matching and other analytical or operational systems and services in connection with supporting a fund’s operations; a fund’s insurers; financial printers; and providers of electronic systems providing access to materials for meetings of a fund’s board of Trustees.

F. Rating Agencies. Nationally Recognized Statistical Ratings Organizations may receive full Fund holdings for rating purposes.

G. Reorganizations. Entities hired as trading advisors that assist with the analysis and trading associated with transitioning portfolios may receive full portfolio holdings of both the target fund and the acquiring fund. In addition, the portfolio managers of the target fund and acquiring fund may receive full portfolio holdings of the acquiring fund and target fund, respectively, in order to assist with aligning the portfolios prior to the closing date of the reorganization.

H. Investment Company Institute. The Investment Company Institute may receive information about full money market Fund holdings concurrently at the time each money market Fund files with the SEC a report containing such information.

I. In-Kind Redemptions. In connection with satisfying in-kind redemption requests made to Funds, the redeeming shareholders and their advisers and service providers may receive full Fund holdings as reasonably necessary to operationally process such redemptions.

V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President, Chief Legal Officer and Chief Compliance Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Commentaries. Funds Management and WFAM may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in periodic fund commentaries (e.g., quarterly, monthly, etc.) and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the relevant period (e.g., calendar quarter, month, etc.). This information will be posted contemporaneously with their distribution on the Funds’ website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management and WFAM, the information could be used in a manner that would be harmful to the Funds.

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VII. Other Investment Products. Funds Management, WFAM and/or their affiliates manage other investment products, including investment companies, offshore funds, and separate accounts. Many of these other investment products have strategies that are the same or substantially similar to those of the Funds and thus may have the same or substantially similar portfolio holdings. The provision of the portfolio holdings of these other investment products is excluded from these procedures. Similarly, the provision of a model or reference portfolio to clients, investors and, in some cases, third-party sponsors, in connection with the management or other investment products is excluded from these procedures, even if the model or reference portfolio is the same as or substantially similar to that of a Fund, provided (1) the model or reference portfolio is not characterized or otherwise identified to the recipient, explicitly or implicitly, as being the portfolio of a Fund and (2) the degree of overlap with the Fund’s portfolio or with any portion thereof is not communicated, identified or confirmed to the recipient.

VIII. Board Approval. The Board shall review these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and will consider for approval any changes that they deem appropriate.

IX. Education Component. In order to promote strict compliance with these Procedures, Funds Management has informed its employees, and other parties possessing Fund portfolio holdings information (such as sub-advisers, the fund accounting agent and the custodian), of the limited circumstances in which the Funds’ portfolio holdings may be disclosed in advance of the monthly disclosure on the Funds’ website and the ramifications, including possible dismissal, if disclosure is made in contravention of these Procedures.

BROKERAGE

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Board and the supervision of the Manager, the Sub-Advisers are responsible for the Funds’ portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer’s risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a “net” basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

In placing orders for portfolio securities of the Fund, the Fund’s Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Manager oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

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The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund’s shareholders.

The table below shows each Fund’s portfolio turnover rates for the two most recent fiscal years:

Fund	July 31, 2019	July 31, 2018
Classic Value Fund	27%	21%
Disciplined U.S. Core Fund	63%	73%
Endeavor Select Fund	20%	36%
Growth Fund	39%	37%
Large Cap Core Fund	45%	33%
Large Cap Growth Fund	43%	34%
Large Company Value Fund	221%	258%
Low Volatility U.S. Equity Fund	74%	75%
Omega Growth Fund	39%	48%
Premier Large Company Growth Fund	60%	45%

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Brokerage Commissions. Below are the brokerage commissions paid for the last three fiscal years by each Fund to: (1) all brokers and; (2) Wells Fargo Clearing Services, LLC, an affiliate of Wells Fargo & Company.

Fund/Fiscal Year or Period	Total Paid to All Brokers	Total Paid to Wells Fargo Clearing Services, LLC
July 31, 2019
Classic Value Fund	$250,940	$0
Disciplined U.S. Core Fund	$4,042	$0
Endeavor Select Fund	$24,393	$0
Growth Fund	$1,675,656	$0
Large Cap Core Fund	$393,351	$0
Large Cap Growth Fund	$289,460	$0
Large Company Value Fund	$96,293	$0
Low Volatility U.S. Equity Fund	$5,477	$0
Omega Growth Fund	$290,510	$0
Premier Large Company Growth Fund	$829,597	$0
July 31, 2018
Classic Value Fund	$251,218	$0
Disciplined U.S. Core Fund	$577,228	$0
Endeavor Select Fund	$55,199	$0
Growth Fund	$1,866,155	$0
Large Cap Core Fund	$333,021	$0
Large Cap Growth Fund	$305,781	$0
Large Company Value Fund	$153,767	$0
Low Volatility U.S. Equity Fund	$5,779	$0
Omega Growth Fund	$384,442	$0
Premier Large Company Growth Fund	$881,493	$0
July 31, 2017
Classic Value Fund	$343,088	$0
Disciplined U.S. Core Fund	$582,659	$0
Endeavor Select Fund	$116,461	$0
Growth Fund	$2,981,094	$0
Large Cap Core Fund	$425,949	$0
Large Cap Growth Fund	$566,844	$0
Large Company Value Fund	$188,170	$0
Low Volatility U.S. Equity Fund	$6,890	$0
Omega Growth Fund	$657,109	$0
Premier Large Company Growth Fund	$1,750,841	$0

Commissions Paid to Brokers that Provide Research Services. For the fiscal year ended July 31, 2019, the Funds paid the following commissions to brokers that provide research services, based on the stated total amount of transactions.

Brokerage Commissions
Fund	Commissions Paid	Transactions Value
Classic Value Fund	$89,053	$256,490,210
Endeavor Select Fund	$8,914	$36,752,231
Growth Fund	$436,569	$1,549,467,327
Large Cap Growth Fund	$96,996	$406,848,954
Omega Growth Fund	$76,031	$246,538,968

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Brokerage Commissions
Fund	Commissions Paid	Transactions Value
Premier Large Company Growth Fund	$175,551	$741,985,847

Securities of Regular Broker-Dealers. The Funds are required to identify any securities of their “regular brokers or dealers” (as defined under the 1940 Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. As of July 31, 2019, the following Funds held securities of their regular broker-dealers or of their parents as indicated in the amounts shown below:

Fund	Regular Broker or Dealer	Amount
Large Cap Growth Fund	Raymond James Financial Incorporated	$2,831,517
Premier Large Company Growth Fund	Raymond James Financial Incorporated	$12,791,519

DETERMINATION OF NET ASSET VALUE

A Fund’s NAV is the value of a single share. The NAV is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open, although a Fund may deviate from this calculation time under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund’s assets are traded in various markets on days when the Fund is closed, the value of the Fund’s assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund’s assets may not occur on days when the Fund is open.

With respect to any portion of a Fund’s assets that may be invested in other mutual funds, the value of the Fund’s shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the Prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund’s interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund’s assets invested directly in securities, the Fund’s investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

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The fair value of a Fund’s securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund’s Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Payment for shares may, in the discretion of the Manager, be made in the form of securities that are permissible investments for a Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.

Computation of Class A Offering Price. Class A shares are sold at their NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund’s Class A shares as of its most recent fiscal year end.

Computation of Class A Offering Price
Fund	Net Asset Value Per Share	Sales Charge Per Share[1]	Offering Price Per Share
Classic Value (A)	$13.13	5.75%	$13.93
Disciplined U.S. Core (A)	$17.29	5.75%	$18.34
Endeavor Select (A)	$8.33	5.75%	$8.84
Growth (A)	$35.56	5.75%	$37.73
Large Cap Core (A)	$18.57	5.75%	$19.70
Large Cap Growth (A)	$44.23	5.75%	$46.93
Large Company Value (A)	$12.92	5.75%	$13.71
Low Volatility U.S. Equity (A)	$12.09	5.75%	$12.83
Omega Growth (A)	$55.19	5.75%	$58.56
Premier Large Company Growth (A)	$14.19	5.75%	$15.06
1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

Online Purchases and Redemptions for Existing Wells Fargo Funds Account Holders. All shareholders with an existing Wells Fargo Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Fund family of funds that they already own and redeem existing shares online. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder’s address of record. Online account access is available for institutional

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clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at wfam.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the 1940 Act, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker’s authorized designee, receives the order, and such orders will be priced at the Fund’s NAV next calculated after they are received by the authorized broker or the broker’s designee.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Fund shareholders in the reorganization between the Advisors’ Inner Circle Fund and the Trust effective July 26, 2004 may purchase Class A shares of any Wells Fargo Fund at NAV. However, beginning on July 1, 2013, this privilege will only be available to those former C&B Portfolio shareholders whose shares are held directly with the Fund. Please see your account representative for details.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Fund at NAV. However, beginning on July 1, 2013, this privilege will only be available to those former Montgomery Fund shareholders whose shares are held directly with the Fund. Shareholders who did not purchase such shares directly from the Montgomery Funds may purchase additional shares in the respective acquiring Wells Fargo Fund at NAV. However, beginning on July 1, 2013, this privilege will only be available to those former Montgomery Fund shareholders whose shares are held directly with the Fund.

Reduced Sales Charges for Certain Former Advisor Class Shareholders. Investors who held Advisor Class shares of a Wells Fargo Fund at the close of business on June 20, 2008 (the “Eligibility Time”), may purchase Class A shares of any Wells Fargo Fund at NAV, so long as the following conditions are met: (1) any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time; (2) share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time; (3) the owner of the account remains the same as the account owner at the Eligibility Time; and (4) following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length. Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange. The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor’s relationship with and/or the services such investor receives from the financial institution subsequently change, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

Reduced Sales Charges for Certain Former Evergreen Fund Shareholders. Former Evergreen Class IS shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Fund purchased subsequently by exchange at NAV, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at NAV. However, beginning on July 31, 2012, this privilege will only be available to those former Evergreen Fund shareholders whose shares are held directly with the Fund.

Former Evergreen Class R shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Fund purchased subsequently by

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exchange at NAV, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at NAV. However, beginning on July 31, 2012, this privilege will only be available to those former Evergreen Fund shareholders whose shares are held directly with the Fund.

Certain investors in acquired funds who became investors in the Evergreen Funds and subsequently became Wells Fargo Fund shareholders in a reorganization, including former Class IS shareholders of Evergreen Strategic Value Fund and Evergreen Limited Duration Fund, former Investor Class shareholders of Undiscovered Managers Funds, former shareholders of the GMO Global Balanced Allocation Fund, the GMO Pelican Fund and America’s Utility Fund, former shareholders of an Atlas Fund and shareholders of record on October 12, 1990 (and members of their immediate families) in any series of the Salem Funds in existence on that date, may purchase Class A shares of any Wells Fargo Fund at NAV. However, beginning on July 1, 2013, this privilege will only be available to former Evergreen Fund shareholders whose shares are held directly with the Fund.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Fund may purchase Class A shares of such Fund at NAV.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a Fund did not pay a sales commission at the time of purchase.

Reduced Sales Charges for Certain Former Investor Class Shareholders. Former Investor Class shareholders who received Class A shares of a Fund as a result of a conversion at the close of business on October 23, 2015, can continue to purchase Class A shares of that Fund and any other Wells Fargo Fund purchased subsequently by exchange at NAV, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at NAV.

Elimination of Minimum Initial Investment Amount for Administrator Class Shares for Eligible Investors. An “Eligible Investor” (as defined below) may purchase Administrator Class shares of the Wells Fargo Funds without meeting the minimum initial investment amount. Eligible Investors include:

■	Clients of sub-advisers to those Funds which offer an Administrator Class who are clients of such subadvisers at the time of their purchase of such Administrator Class shares;

■	Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their purchase of Administrator Class shares; and

■	Clients of Wells Fargo Institutional Retirement Trust (IRT) who are clients of IRT at the time of their purchase of Administrator Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Administrator Class shares. The following are examples of relationships that may qualify for aggregation:

■	Related business entities, including: (i) corporations and their subsidiaries; (ii) general and limited partners; and (iii) other business entities under common ownership or control.

■	Shareholder accounts that share a common tax-id number.

■	Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

Any of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Elimination of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors. An “Eligible Investor” (as defined below) may purchase Institutional Class shares of the Wells Fargo Funds without meeting the minimum initial investment amount. Eligible Investors include:

■	Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their purchase of such Institutional Class shares;

■	Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their purchase of Institutional Class shares; and

■	Clients of Wells Fargo Institutional Retirement Trust (IRT) who are clients of IRT at the time of their purchase of Institutional Class shares.

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Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

■	Related business entities, including: (i) corporations and their subsidiaries; (ii) general and limited partners; and (iii) other business entities under common ownership or control.

■	Shareholder accounts that share a common tax-id number.

■	Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

Former Institutional Class shareholders of an Evergreen Fund (including former Class Y shareholders of an Evergreen Fund, former SouthTrust shareholders and former Vestaur Securities Fund shareholders who became Institutional Class shareholders of an Evergreen Fund) who received Institutional Class shares of a Wells Fargo Fund in connection with the reorganization of their Evergreen Fund may purchase Institutional Class shares at their former minimum investment amount.

Former Institutional Class shareholders of Golden Large Cap Core Fund or Golden Small Cap Core Fund who received Institutional Class shares of Wells Fargo Large Cap Core Fund or Wells Fargo Small Cap Core Fund in connection with the reorganization of their Fund may purchase Institutional Class shares of any Wells Fargo Fund at their former minimum investment amount.

Any of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Share Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Compensation to Financial Professionals and Intermediaries. Set forth below is a list of the member firms of FINRA to which the Manager, the Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2018 (“Additional Payments”). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title “Compensation to Financial Professionals and Intermediaries”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2018, are not reflected:

FINRA member firms

■	ADP Broker-Dealer, Inc.

■	Alight Financial Solutions, LLC

■	Ameriprise Financial Services, Inc.

■	Broadridge Business Process Outsourcing, LLC

■	Charles Schwab & Co., Inc.

■	Citigroup Global Markets, Inc.

■	Commonwealth Financial Network

■	Deutsche AM Distributors, Inc.

■	Edward Jones

■	Fidelity Brokerage Services LLC

■	Goldman, Sachs & Co. LLC

■	GWFS Equities, Inc.

■	Hightower Securities, LLC

■	Investacorp, Inc.

■	Janney Montgomery Scott LLC

■	J.J.B. Hilliard, W. L. Lyons, LLC

■	J.P. Morgan Securities LLC

■	LPL Financial LLC

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■	Merrill Lynch, Pierce, Fenner & Smith, Incorporated

■	Mid Atlantic Capital Corporation

■	Morgan Stanley & Co. LLC

■	Nationwide Investment Services, Corporation

■	Oak Tree Securities, Inc.

■	Oppenheimer & Co. Inc.

■	Pershing LLC

■	PNC Capital Markets LLC

■	Raymond James & Associates, Inc.

■	Raymond James Financial Services, Inc.

■	RBC Capital Markets, LLC

■	Robert W. Baird & Co. Incorporated

■	Security Distributors

■	State Street Global Markets, LLC

■	Stifel, Nicolaus & Company, Incorporated

■	TD Ameritrade, Inc.

■	Treasury Brokerage

■	UBS Financial Services, Inc.

■	VALIC Financial Advisors, Inc.

■	Wells Fargo Clearing Services, LLC

■	Wells Fargo Securities, LLC

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

No compensation is paid to broker-dealers or other financial intermediaries (such as banks) from Fund assets on sales of Class R6 shares and related services. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares. None of the Fund’s Manager, the distributor or their affiliates makes any type of administrative or service payments to financial intermediaries in connection with investments in Class R6 shares.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Manager, the Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

U.S. FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “Taxes.” Each Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon the shareholder’s particular situation. Except as specifically set forth below, this discussion applies only to U.S. individual shareholders holding Fund shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a shareholder holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account or other qualified retirement account); a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political

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subdivision thereof; a shareholder who holds Fund shares as part of a hedge, straddle or conversion transaction; a shareholder subject to the alternative minimum tax; or an entity taxable as a partnership for U.S. federal income tax purposes and investors in such an entity. The summary discussion that follows may not be considered to be individual tax advice and may not be relied upon by any shareholder.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds.

On December 22, 2017, new tax legislation was enacted which includes significant changes in tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deduction of interest and the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is recently enacted and Treasury Regulations related to such legislation have not been drafted, there is still uncertainty in how the legislation will affect the Fund’s investments and shareholders and whether such legislation could have an adverse effect on a Fund’s investments or the taxation of the shareholders of a Fund. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code (together with (i) the “qualifying income requirement”). Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (together with (i), the “diversification requirement”). In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements

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applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, such Fund will be taxed in the same manner as an ordinary corporation, described below.

In addition, with respect to each taxable year, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.

Moreover, the Funds may retain for investment all or a portion of their net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If, for any taxable year, a Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to tax on such unrealized gain recognized for a period of five years, in order to re-qualify as a RIC in a subsequent year.

Equalization Accounting. Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a

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Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization method used by a Fund, and, thus a Fund’s use of this method may be subject to IRS scrutiny.

Capital Loss Carry-Forwards. For net capital losses realized in taxable years beginning before January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain, if any, realized during the eight years following the year of the loss, and such capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. For net capital losses realized in taxable years beginning on or after January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain indefinitely. For capital losses realized in taxable years beginning after January 1, 2011, the excess of a Fund’s net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gain. The Funds cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses, in particular losses realized in taxable years beginning before January 1, 2011, substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate level U.S. federal income tax for the taxable year ending within the calendar year. Each Fund generally intends to actually, or be deemed to, distribute substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by a Fund is determined to be de minimis).

Investment through Master Portfolio. A Fund that invests its assets through one or more master portfolios will seek to continue to qualify as a RIC. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a RIC or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., “passed-through”) by its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and U.S. Treasury regulations, in determining such investor’s U.S. federal income tax liability. Therefore, to the extent a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio intends to manage its assets, income and distributions in such a way that an investor in a master portfolio will be able to continue to qualify as a RIC by investing its assets through the master portfolio.

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Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (“OID”) (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes “payment-in-kind” or “PIK” bonds, the Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if a Fund purchases a debt obligation with market discount (generally a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)) and a Fund elects to include market discount in income as it accrues, the Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. A Fund generally will be required to make cash distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If a Fund invests in distressed debt obligations or obligations of issuers that later become distressed, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. Under recently enacted legislation, for tax years beginning after December 31, 2018, the Fund may be required to include in income certain fees that are treated as OID and required to be included in income for financial statement purposes when received (rather than when accrued into income under current law). It is unclear whether this provision applies to market discount as well. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark-to-market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Provided such positions are held as capital assets and are not part of a “hedging transaction” nor part of a “straddle,” 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss (although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below)). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

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Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future U.S. Treasury regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

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In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of IRS revenue rulings that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

A Fund may invest in real estate investment trusts (“REITs”). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or in other interests that may be treated as taxable mortgage pools (“TMPs”) for U.S. federal income tax purposes. Under IRS guidance, a Fund must allocate “excess inclusion income” received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as investment retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

“Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

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A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions. Except for exempt-interest dividends (defined below) paid out by “Tax-Free Funds”, distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits, from time to time.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund’s taxable year.

Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts and forward contracts. Such gains or losses are generally characterized as ordinary income or loss for tax purposes. The Fund must make certain distributions in order to qualify as a Regulated Investment Company (“RIC”), and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital. Such distribution is nontaxable to the extent of the recipient’s basis in its shares.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

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Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder’s Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder’s tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the “wash sale” rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

In addition, if a shareholder of a Tax-Free Fund holds such Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. Such a loss will also not be disallowed where the loss is incurred with respect to shares of a Fund that declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net-tax exempt interest and distributes such dividends on a monthly, or more frequent, basis. Additionally, where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this filing.

Foreign Taxes. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Although in some countries a portion of these taxes is recoverable by the Fund, the unrecovered portion of foreign withholding taxes will reduce the income received from such securities. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, even if a Fund qualifies for the election for any year, it may not make the election for such year. If a Fund does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. If a Fund does elect to “pass through” its foreign taxes paid in a taxable year, the Fund will furnish a written statement to its shareholders reporting such shareholders proportionate share of the Funds’ foreign taxes paid.

Even if a Fund qualifies for the election, foreign income and similar taxes will only pass through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day

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period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. A Fund may choose not to make the election if the Fund has not satisfied its holding requirement.

If a Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements and certain other requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 ($600 if married filing jointly) or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions. Notably, for tax years beginning after December 31, 2017 (but not for tax years beginning after December 31, 2025), miscellaneous itemized deductions are suspended for non-corporate taxpayers. Accordingly, during this time period, individuals may be more likely to take advantage of a foreign tax credit. Shareholders should consult their tax advisers regarding the impact of these changes on their personal situation.

U.S. Federal Income Tax Rates. Noncorporate Fund shareholders (i.e., individuals, trusts and estates) currently are taxed at a maximum rate of 37% on ordinary income and 20% on long-term capital gain for taxable years.

In general, “qualified dividend income” realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. After this date, all dividend income generally will be taxed at the same rate as ordinary income. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners. Income and bond Funds typically do not distribute significant amounts of “qualified dividend income” eligible for reductions in individual U.S. federal income tax rates applicable to certain dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain currently is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from an Income Fund generally will not qualify for the “dividends-received deduction” applicable to corporate shareholders with respect to certain dividends. Distributions from an Equity Fund may qualify for the “dividends-received deduction” applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

Noncorporate Fund shareholders with income exceeding $200,000 ($250,000 if married and filing jointly) generally will be subject to a 3.8% tax on their “net investment income,” which ordinarily includes taxable distributions received from the Funds and taxable gain on the disposition of Fund shares.

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Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 24% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder’s U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Funds under certain circumstances.

Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

Foreign Shareholders. For purposes of this discussion, “foreign shareholders” include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Distributions made to foreign shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a foreign shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply. Instead, the distribution will be subject to withholding at the highest applicable U.S. tax rate (currently 37% in the case of individuals and 21% in the case of corporations) and the foreign shareholder will be subject to federal income tax reporting requirements generally applicable to U.S. persons described above.

Under U.S. federal tax law, a foreign shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Funds and on long-term capital gains dividends, provided that the Funds obtain a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the foreign shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the foreign shareholder); (ii) in the case of an individual foreign shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Funds constitute U.S. real property interests (“USRPIs”), as described below.

Under current law, if a Fund is considered to be a “United States Real Property Holding Corporation” (as defined in the Code and Treasury Regulations), then distributions attributable to certain underlying real estate investment trust (“REIT”) investments and redemption proceeds paid to a foreign shareholder that owns at least 5% of a Fund, generally will cause the foreign shareholder to treat such gain or distribution as income effectively connected with a trade or business in the United States, subject to such gain or distribution withholding tax and cause the foreign shareholder to be required to file a federal income tax return. In addition, in any year when at least 50% of a Fund’s assets are USRPIs

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(as defined in the Code and Treasury Regulations), distributions of the Fund that are attributable to gains from the sale or exchange of shares in USRPIs may be subject to U.S. withholding tax (regardless of such shareholder’s percentage interest in the Fund) and may require the foreign shareholder to file a U.S. federal income tax return in order to receive a refund (if any) of the withheld amount.

Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the foreign shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN).

Pursuant to the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax generally is imposed on payments of interest and dividends to (i) foreign financial institutions including non-U.S. investment funds and (ii) certain other foreign entities, unless the foreign financial institution or foreign entity provides the withholding agent with documentation sufficient to show that it is compliant with FATCA (generally by providing the Fund with a properly completed Form W-8BEN or Form W-8BEN-E, as applicable). If the payment is subject to the 30% withholding tax under FATCA, a foreign shareholder will not be subject to the 30% withholding tax described above on the same income. Starting in 2019, payments of the gross proceeds (including distributions designated as capital gain dividends to the extent the payment is attributable to property that produces U.S. source interest or dividends) may also be subject to FATCA withholding absent proof of FATCA compliance prior to January 1, 2019.

Before investing in a Fund’s shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder’s investment can qualify for benefits under an applicable income tax treaty.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of a Tax-Free Fund may not be suitable for tax-deferred, retirement and other tax-advantaged plans and accounts, since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the tax-exempt status of certain distributions from the Tax-Free Fund (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them.

Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Shares of a Tax-Free Fund may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.

Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences apply to charitable remainder trusts (“CRTs”) (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

Foreign Bank and Financial Accounts and Foreign Financial Assets Reporting Requirements. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form FinCEN114, Report of Foreign Bank and Financial Accounts.

Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign

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financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances stockholders would be required to report their indirect interests in the Fund’s “specified foreign financial assets” (if any) under these new rules.

Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.

Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Additional Considerations for the Tax-Free Funds. If at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. “Exempt-interest dividends” are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.

Each Tax-Free Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by a Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Free Funds will not be deductible to the extent that the Tax-Free Funds’ distributions are exempt from U.S. federal income tax. In addition, an investment in a Tax-Free Fund may result in liability for U.S. federal alternative minimum tax (“AMT”). Certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain “private activity bonds.” To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund.

Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund’s expenses in computing their U.S. federal AMT. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28%. Corporations are not subject to the U.S. federal AMT for taxable years beginning after December 31, 2017. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.

The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on opinions from the issuer’s bond counsel that interest on the issuer’s debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund’s ability to pay any exempt-interest dividends. Similar challenges may occur as to state-specific exemptions.

A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder’s own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that

Wells Fargo - U.S. Equity Funds | 96

are taxable.

Distributions of a Tax-Free Fund’s income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes. You should consult your own tax advisor to discuss the tax consequences of your investment in a Tax-Free Fund.

Legislative Proposals. Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Funds and their shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. You should consult your advisors concerning the status of legislative proposals that may pertain to holding Fund shares.

Cost Basis Reporting

Each Fund or its delegate is required to report cost basis information for shareholders who are individuals and S Corporations to the Internal Revenue Service for redemptions of Fund shares acquired on or after January 1, 2012. This information will also be reported to a shareholder on Form 1099-B and the IRS each year. If a shareholder is a corporation and has not instructed a Fund that it is a C corporation by written instruction, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

Fund shareholders should consult their tax advisors to obtain more information about how the new cost basis rules apply to them and determine which cost basis method allowed by the Internal Revenue Service is best for their tax situation. Methods allowed by the IRS include, but are not limited to:

■	Average Cost. The cost per share is determined by dividing the aggregate cost amount by the total shares in the account. The basis of the shares redeemed is determined by multiplying the shares redeemed by the cost per share. Starting in 2012, accounts may maintain two separate average costs: one average for covered shares and a separate average for noncovered shares. Under the Average Cost method, noncovered shares are generally depleted first.

■	First in first out (FIFO). Shares acquired first in the shareholder’s account are the first shares depleted and determine the shareholder’s cost basis. The basis of the shares redeemed is determined by the adjusted purchase price of each date the shares were acquired.

■	Specific Identification. A shareholder selects the shares to be redeemed from any of the purchase lots that still have shares remaining. The basis of the shares redeemed is determined by the adjusted purchase price of each date the shares were acquired.

In the absence of a shareholder method election, the Fund will apply its default method, Average Cost. If the Average Cost method is applied either by default or at the shareholder’s election, the shareholder’s ability to change such election once a sale occurs will be limited under the IRS rules. After an election has been made, but before a disposition of shares occurs, a shareholder may make a retroactive change to an alternate method. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. At any time, a shareholder may designate a new election for future purchases.

Redemptions of shares acquired prior to January 1, 2012 will continue to be reported using the Average Cost method, if available, and will not be reported to the IRS.

Money Market Fund Shares. The cost basis reporting rules described above do not apply to shares in money market funds. Beginning in 2016, pursuant to SEC rules, certain money market funds will begin to use a floating net asset value rather than a stable net asset value. However, the IRS has issued proposed regulations, upon which taxpayers may rely, that permit taxpayers to utilize a simplified method of accounting for gains and losses from redemptions of shares in money market funds that have a floating net asset value (the “NAV method”). If taxpayers properly elect the

97 | Wells Fargo - U.S. Equity Funds

NAV method, taxpayers will not compute gain or loss for each redemption. Instead, taxpayers utilizing the NAV method, will aggregate the gains and losses for a period and report the aggregate gain or loss on an annual basis. If taxpayers do not elect the NAV method, the wash sales rules shall not apply to losses generated by the redemption of money market shares. Any capital gains or losses reported utilizing the NAV method will be short-term capital gains or losses.

Wells Fargo - U.S. Equity Funds | 98

CONTROL PERSONS AND PRINCIPAL FUND HOLDERS

The Funds are eleven series of the Trust in the Wells Fargo family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust’s series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust’s series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series’ operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund’s fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term “majority,” when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term “majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below as of November 1, 2019 the following owned of record and/or beneficially 5% or more of the outstanding shares of a class or 25% or more of the outstanding shares of a Fund, as applicable. Additionally, as of November 1, 2019, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

Principal Fund Holders
Classic Value Fund Class A
Wells Fargo Clearing Services, LLC A/C 7116-1251 2801 Market Street Saint Louis, MO 63103-2523	35.46%

99 | Wells Fargo - U.S. Equity Funds

Principal Fund Holders
Classic Value Fund Class C
Wells Fargo Clearing Services A/C 6688-0139 2801 Market Street Saint Louis, MO 63103-2523	51.16%
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	6.76%
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr San Diego, CA 92121-3091	5.88%
MLPF&S For The Sole Benefit Of Its Customers Attn: Funds Administration 4800 Deer Lake Dr. E, 2nd FL Jacksonville, FL 32246-6484	5.80%
RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn Mutual Fund Ops Manager 60 S 6th Street Minneapolis, MN 55402-4413	5.67%
Classic Value Fund Administrator Class
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	5.91%
Charles Schwab & Co Inc Special Custody Account 211 Main Street San Francisco, CA 94105-1905	5.63%
Classic Value Fund Institutional Class
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	29.46%
Newport Consolidated Trusts and Scholarships Attn Laura L Sitrin City Hall 43 Broadway Newport, RI 02840-2746	25.80%
Wells Fargo Clearing Services, LLC A/C 1805-4457 2801 Market Street Saint Louis, MO 63103-2523	11.97%
Raymond James Omnibus for Mutual funds Attn: Courtney Waller 880 Carillon Pkwy St Petersburg, FL 33716-1100	5.02%
Classic Value Fund Class R

Wells Fargo - U.S. Equity Funds | 100

Principal Fund Holders
Mid Atlantic Trust Company FBO Twin Networks Inc 401K Profit Sharing Plan & Trust 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222-4228	60.26%
FIIOC 401K Plan FBO Barkley Buick GMC Cadillac Inc 401(k) Plan 100 Magellan Way (KWIC) Covington, KY 41015-1987	21.47%
Everen Cap Corp For WFAM Hldgs LLC FBO WFFM-WFF Seed Account MAC #A0103-091 525 Market Street, 12th Floor San Francisco, CA 94105-2720	18.27%
Classic Value Fund Class R6
Nabank & Co PO Box 2180 Tulsa, OK 74101-2180	86.14%
JP Morgan Securities LLC Omnibus Account for the Exclusive Benefit of Customers 4 Chase Metrotech Center 3rd Floor Mutual Fund Department Brooklyn, NY 11245-0003	6.92%
Disciplined U.S. Core Fund Class A
First Clearing LLC A/C 6382-7250 State of California State Controllers Office PO Box 942850 Sacramento, CA 94250-0001	23.88%
Fidelity Investments Cust Joan B Davis & Dave M Davis 200 Liberty St FL 5 New York, NY 10281-4100	8.48%
Merrill Lynch Pierce Fenner & Smith For Benefit of: William M Brammer C/F Shelby Brammer UGMA/GA 4800 Deer Lake Dr E FL 3 Jacksonville, FL 32246-6484	5.29%
Disciplined U.S. Core Fund Class C
Wells Fargo Clearing Services A/C 2244-2108 2801 Market Street Saint Louis, MO 63103-2523	34.65%
American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405	23.02%
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	8.57%
MLPF&S For the Sole Benefit Of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	7.54%
101 | Wells Fargo - U.S. Equity Funds

Principal Fund Holders
Raymond James Omnibus for Mutual Funds House Acct Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1100	5.30%
Disciplined U.S. Core Fund Administrator Class
Charles Schwab & Co Inc Special Custody Account Exclusively FBO the Customers 211 Main Street San Francisco, CA 94105-1905	33.30%
Wells Fargo Bank NA FBO Omnibus Account Reinv/Reinv PO Box 1533 Minneapolis, MN 55480-1533	19.74%
Wells Fargo Clearing Services LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	6.79%
State Street Bank A/C 1 Lincoln St Boston, MA 02111-2901	5.16%
Disciplined U.S. Core Fund Institutional Class
American Enterprise Investment Services 707 2nd Ave South Minneapolis, MN 55402-2405	19.08%
Wells Fargo Clearing Services LLC A/C 7205-7931 2801 Market St Saint Louis, MO 63103-2523	15.89%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-2010	9.69%
MLPF&S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr E 2nd FL Jacksonville, FL 32246-6484	6.78%
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr San Diego, CA 92121-3091	5.90%
Fleet National Bank ING/Fleet Non-Dis Dir TTEE Agrmt ING National Trust 403(B) Acct Central Val Unit C/O Gordon Elrod 1 Orange Way Windsor, CT 06095-4773	5.84%
Raymond James Omnibus for Mutual funds Attn: Courtney Waller 880 Carillon Pkwy St Petersburg, FL 33716-1100	5.57%
Disciplined U.S. Core Fund Class R

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Principal Fund Holders
State Street Bank and Trust As Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St Boston, MA 02111-2901	55.33%
Alerus Financial FBO Amitech Retirement Plan PO Box 64535 Saint Paul, MN 55164-0535	11.84%
Mid Atlantic Trust Company FBO Touchbase Global Services 401(K) Plan 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	8.41%
Alerus Financial FBO Battles Insurance Agency, Inc 401(k) PO Box 64535 Saint Paul, MN 55164-0535	6.75%
Alerus Financial FBO Sidney Health Center Pension Plan 2 Pine Tree Dr, Ste 400 Saint Paul, MN 55112-3840	6.74%
Alerus Financial FBO Alliance Group Technologies Corp 40 PO Box 64535 Saint Paul, MN 55164-0535	6.51%
Disciplined U.S. Core Fund Class R6
Wells Fargo Asset Allocation Fund 525 Market Street, Fl 12 San Francisco, CA 94105-2720	71.18%
Wells Fargo Bank NA FBO Sea Robin Aro Custody PO Box 1533 Minneapolis, MN 55480-1533	9.66%
Wells Fargo Growth Balanced Fund 525 Market Street, Fl 12 San Francisco, CA 94105-2720	8.28%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	6.98%
Endeavor Select Fund Class A
Wells Fargo Clearing Services, LLC A/C 6300-6552 2801 Market Street Saint Louis, MO 63103-2523	16.93%
Charles Schwab & Co Inc 211 Main Street San Francisco, CA 94105-1905	9.77%
American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405	5.85%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	5.48%
Endeavor Select Fund Class C

103 | Wells Fargo - U.S. Equity Funds

Principal Fund Holders
Wells Fargo Clearing Services, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	43.98%
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr San Diego, CA 92121-3091	14.90%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	12.24%
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customer 1 New York Plz FL 12 New York, NY 10004-1965	6.64%
Endeavor Select Fund Administrator Class
Massachusetts Mutual Insurance Co 1295 State Street Springfield, MA 01111-0001	19.92%
Wells Fargo Bank FBO Little Rapids Corporation 401(K) 1525 West WT Harris Blvd Charlotte, NC 28288-1076	15.84%
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	11.61%
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	11.03%
Charles Schwab & Co Inc Special Custody Account 211 Main Street San Francisco, CA 94105-1905	10.85%
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	8.14%
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	5.52%
Endeavor Select Fund Institutional Class
Wells Fargo Clearing Services, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	26.73%
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customer 1 New York Plz FL 12 New York, NY 10004-1965	25.92%

Wells Fargo - U.S. Equity Funds | 104

Principal Fund Holders
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	9.63%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	8.53%
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr San Diego, CA 92121-3091	7.45%
UBS WM USA Omni Account M/F Special Custody Account EBOC 1000 Harbor Blvd Weehawken, NJ 07086-6761	6.55%
Endeavor Select Fund Class R6
Wells Fargo WealthBuilder Equity 525 Market St FL 12 San Francisco, CA 94105-2720	31.93%
Wells Fargo WealthBuilder Growth Balanced 525 Market St FL 12 San Francisco, CA 94105-2720	27.78%
Wells Fargo WealthBuilder Growth Allocation 525 Market St FL 12 San Francisco, CA 94105-2720	18.40%
Wells Fargo WealthBuilder Moderate Balanced 525 Market St FL 12 San Francisco, CA 94105-2720	13.06%
Growth Fund Class A
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	11.36%
Charles Schwab & Co Inc 211 Main Street San Francisco, CA 94104-1905	8.43%
Wells Fargo Clearing Services LLC A/C 7578-9603 2801 Market Street Saint Louis, MO 63103-2523	6.40%
Growth Fund Class C
Wells Fargo Clearing Services LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	30.43%
Merrill Lynch Pierce Fenner & Smith Inc Merrill Lynch Financial Data Services Attention Service Team 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484	16.08%
UBS WM USA OMNI Account M/F 1000 Harbor Blvd Weehawken, NJ 07086-6761	8.91%

105 | Wells Fargo - U.S. Equity Funds

Principal Fund Holders
Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	8.13%
American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405	7.52%
LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr San Diego, CA 92121-3091	6.91%
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	5.96%
Growth Fund Administrator Class
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Fund Dept 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	25.02%
Charles Schwab & Co Inc Special Custody Account 211 Main Street San Francisco, CA 94105-1905	24.44%
Vanguard Fiduciary Trust Company Attn: Outside Funds PO Box 2600 Valley Forge, PA 19482-2600	11.29%
Reliance Trust Company FBO Oakworth Non EB C/R PO Box 28004 Atlanta, GA 30358-0004	9.65%
Great-West Trust Company LLC Trustee Employee Benefits Clients 401k 8515 E Orchard Road Greenwood Village, CO 80111-5002	6.28%
Growth Fund Institutional Class
National Financial Services LLC For Exclusive Benefit Of Our Customers Attn Mutual Fund Dept 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995	20.20%
Wells Fargo Bank NA FBO Orr Scott J - MGD IRA PO Box 1533 Minneapolis, MN 55480-1533	12.15%
Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	10.07%

Wells Fargo - U.S. Equity Funds | 106

Principal Fund Holders
Nationwide Trust Company FSB FBO Participating Retirement Plans TPA-NTC PO Box 182029 Columbus, OH 43218-2029	9.30%
American Enterprise Investment Services 707 2nd Ave South Minneapolis, MN 55402-2405	7.63%
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	5.67%
UBS WM USA OMNI Account M/F 1000 Harbor Blvd Weehawken, NJ 07086-6761	5.58%
Growth Fund Class R6
JP Morgan Securities LLC Omnibus Account for the Exclusive Benefit of Customers 4 Chase Metrotech Center 3rd FLoor Mutual Fund Department Brooklyn, NY 11245-0003	24.67%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	24.40%
Charles Schwab & Co Inc Special Custody Account FBO Customers 211 Main Street San Francisco, CA 94104-1905	10.95%
VI Omnibus Account Vica PO Box 94597 Cleveland, OH 44101-4597	8.46%
Reliance Trust Company FBO MassMutual Registered Product PO Box 28004 Atlanta, GA 30358-0004	6.22%
PIMS / Prudential Retirment As Nominee For the TTEE/CUST SEPTA 457(b) Deferred 1234 Market Street, 6th Floor Philadelphia, PA 19107-3701	6.05%
Wells Fargo Bank FBO Various Retirement Plans 1525 West WT Harris Blvd Charlotte, NC 28288-1076	5.61%
Large Cap Core Fund Class A
First Clearing LLC A/C 6382-7250 State of California State Controllers Office PO Box 942850 Sacramento, CA 94250-0001	10.55%
UMB Bank Custodian Security Financial Resources 1 SW Security Benefit Pl Topeka, KS 66636-1000	8.55%

107 | Wells Fargo - U.S. Equity Funds

Principal Fund Holders
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	6.03%
Large Cap Core Fund Class C
Wells Fargo Clearing Services A/C 4409-7425 2801 Market Street Saint Louis, MO 63103-2523	38.71%
MLPF&S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	14.79%
Raymond James Omnibus for Mutual Funds House Account Attn: Courtney Waller 880 Carillion Pkwy St Petersburg, FL 33716-1100	12.80%
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plz FL 12 New York, NY 10004-1965	8.13%
American Enterprise Investment Services 707 2nd Avenue South Minneapolis, MN 55402-2405	7.25%
Large Cap Core Fund Administrator Class
National Financial Services LLC For Exclusive Benefit of Our Customers Attn Mutual Fund Dept 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995	67.29%
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	16.00%
Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	5.18%
Large Cap Core Fund Institutional Class
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	42.55%
Wells Fargo Clearing Services A/C 1182-0331 2801 Market Street Saint Louis, MO 63103-2523	11.93%
Raymond James Omnibus for Mutual funds Attn: Courtney Waller 880 Carillon Pkwy St Petersburg, FL 33716-1100	8.75%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	6.19%

Wells Fargo - U.S. Equity Funds | 108

Principal Fund Holders
Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	5.43%
MLPF&S For The Sole Benefit of Its Customers Attn: Mutual Fund Administration 4800 Deer Lake Dr E FL 3 Jacksonville, FL 32246-6484	5.12%
Large Cap Core Fund Class R
Talcott Resolution Life Insurance Company PO Box 5051 Hartford, CT 06102-5051	63.82%
Reliance Trust Co Custodian FBO Massmutual Omnibus Pll/SMF PO Box 48529 Atlanta, GA 30362-1529	30.15%
Large Cap Core Fund Class R6
Wells Fargo Bank NA FBO Omnibus Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	87.04%
Large Cap Growth Fund Class A
National Financial Services LLC For Exclusive Benefit of Our Customers Attn Mutual Fund Dept 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995	5.87%
Wells Fargo Clearing Services A/C 7737-1939 2801 Market Street Saint Louis, MO 63103-2523	5.84%
Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	5.05%
Large Cap Growth Fund Class C
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit Of Customer 2801 Market Street Saint Louis, MO 63103-2523	24.66%
MLPF & S For The Sole Benefit of Its Customers Attn Mutual Fund Administration 4800 Deer Lake Drive E FL 3 Jacksonville, FL 32246-6484	15.14%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	11.48%
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	8.88%

109 | Wells Fargo - U.S. Equity Funds

Principal Fund Holders
Raymond James Omnibus for Mutual Funds House Acct Firm Attn: Courntey Waller 880 Carillon Pkwy St. Petersburg, Fl 33716-1100	6.65%
LPL Financial FBO Customer Accounts Attn Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	6.34%
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995	5.40%
Large Cap Growth Fund Administrator Class
Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	52.28%
VRSCO FBO AIGFSB Cust TTEE FBO MCG Health 403B 2929 Allen Pkwy Ste A6-20 Houston, TX 77019-7117	39.88%
Large Cap Growth Fund Institutional Class
Wells Fargo Bank NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	15.78%
National Financial Services LLC For Exclusive Benefit of Our Customers Attn Mutual Fund Dept 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995	13.54%
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	12.64%
Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	9.00%
American Enterprise Investment Services 707 2nd Ave South Minneapolis, MN 55402-2405	7.46%
TIAA, FSB Cust/TTEE FBO: Retirement Plans for Which TIAA Acts as Recordkeeper Attn: Trust Operations 211 N Broadway Ste 1000 Saint Louis, MO 63102-2748	6.13%
Large Cap Growth Fund Class R

Wells Fargo - U.S. Equity Funds | 110

Principal Fund Holders
MLPF&S For The Sole Benefit Of Its Customers Attn: Mutual Fund Administration 4800 Deer Lake Dr. E, FL 3 Jacksonville, FL 32246-6484	59.99%
Great-West Trust Company LLC FBO Employee Benefits Clients 401K 8515 E Orchard RD 2T2 Greenwood Village, CO 80111-5002	28.52%
Mid Atlantic Trust Company FBO San Diego Police Officers Asso 401K Profit Sharing Plan & Trust 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222-4228	6.48%
Large Cap Growth Fund Class R4
Lincoln Retirement Services Company FBO San Antonio Reg HSP Svgs Pln PO Box 7876 Fot Wayne, IN 46801-7876	98.24%
Large Cap Growth Fund Class R6
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	65.05%
Vanguard Fiduciary Trust Company Attn: Outside Funds PO Box 2600 Valley Forge, PA 19482-2600	11.82%
Wells Fargo Bank FBO Various Retirement Plans 1525 West WT Harris Blvd Charlotte, NC 28288-1076	6.71%
Wells Fargo WealthBuilder Equity (fka Tactical Equity) 525 Market St FL 12 San Francisco, CA 94105-2720	5.15%
Large Company Value Fund Fund Level
Wells Fargo Clearing Services Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	26.23%
Large Company Value Fund Class A
Wells Fargo Clearing Services A/C 7335-0161 2801 Market Street Saint Louis, MO 63103-2523	28.59%
Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	6.46%
Large Company Value Fund Class C

111 | Wells Fargo - U.S. Equity Funds

Principal Fund Holders
Wells Fargo Clearing Services LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	61.70%
MLPF&S For The Sole Benefit Of Its Customers Attn Mutual Funds Administration 4800 Deer Lake Dr E FL 3 Jacksonville, FL 32246-6484	12.35%
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	5.95%
Large Company Value Fund Administrator Class
Wells Fargo Bank NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	40.77%
Wells Fargo Clearing Services, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	21.83%
Charles Schwab & Co Inc Special Custody Account 211 Main Street San Francisco, CA 94105-1905	10.18%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	8.44%
Large Company Value Fund Institutional Class
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	26.63%
LPL Financial Omnibus Customer Account Attn Mutual Fund Trading 4707 Executive Dr San Diego, CA 92121-3091	17.46%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	16.90%
Raymond James Omnibus for Mutual funds Attn: Courtney Waller 880 Carillon Pkwy St Petersburg, FL 33716-1100	9.89%
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plz FL 12 New York, NY 10004-1965	6.63%
National Financial Services LLC For Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995	5.60%

Wells Fargo - U.S. Equity Funds | 112

Principal Fund Holders
Large Company Value Fund Class R6
Everen Cap Corp For WFAM Hldgs LLC FBO WFFM-WFF Seed Account MAC #A0103-122 525 Market St FL 12 San Francisco, CA 94105-2720	100.00%
Low Volatility U.S. Equity Fund Fund Level
Everen Cap Corp For WFAM Hldgs LLC FBO WFFM-WFF Seed Account MAC #A0103-122 525 Market Street, 12th Floor San Francisco, CA 94105-2720	67.83%
Low Volatility U.S. Equity Fund Class A
Karla M. Rabusch Trustee Karla M. Rabusch Revocable Family Trust 1325 Filbert St. San Francisco, CA 94109-1723	44.83%
Wayne S Badorf & Audrey A Badorf TTES Badorf Family Trust 5294 Ambleside Dr Concord, CA 94521-5441	10.80%
Everen Cap Corp For WFAM Hldgs LLC FBO WFFM-WFF Seed Account MAC #A0103-122 525 Market St FL 12 San Francisco, CA 94105-2720	7.46%
Barbara Chwedczuk Dariusz Chwedczuk JTWROS 10890 Kimball Crest Dr Alpharetta, GA 30022-6496	6.22%
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	5.35%
Low Volatility U.S. Equity Fund Class C
Everen Cap Corp For WFAM Hldgs LLC FBO WFFM-WFF Seed Account MAC #A0103-122 525 Market St FL 12 San Francisco, CA 94105-2720	32.66%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	29.40%
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	25.69%
Cetera Inveestment Svcs (FBO) Kathleen F Wisniewski 12821 Lincoln Court Crown Point, IN 46307-9223	8.10%
Low Volatility U.S. Equity Fund Administrator Class

113 | Wells Fargo - U.S. Equity Funds

Principal Fund Holders
Everen Cap Corp For WFAM Hldgs LLC FBO WFFM-WFF Seed Account MAC #A0103-122 525 Market St FL 12 San Francisco, CA 94105-2720	100.00%
Low Volatility U.S. Equity Fund Institutional Class
Everen Cap Corp For WFAM Hldgs LLC FBO WFFM-WFF Seed Account MAC #A0103-122 525 Market St FL 12 San Francisco, CA 94105-2720	73.64%
Charles Schwab & Co Inc Special Custody Account FBO Customers 211 Main Street San Francisco, CA 94105-1905	15.87%
Low Volatility U.S. Equity Fund Class R6
Everen Cap Corp For WFAM Hldgs LLC FBO WFFM-WFF Seed Account MAC #A0103-122 525 Market St FL 12 San Francisco, CA 94105-2720	100.00%
Omega Growth Fund Fund Level
Wells Fargo Clearing Services Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	41.34%
Omega Growth Fund Class A
First Clearing Corporation A/C 4581-8903 Joyce Jacobsen ROTH IRA FCC as Custodian 26040 Twain Pl Stevenson Ranch, CA 91381-1115	49.12%
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	5.30%
Omega Growth Fund Class C
Wells Fargo Clearing Services LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market St Saint Louis, MO 63103-2523	37.10%
National Financial Services LLC For Exclusive Benefit of Our Customers Attn Mutual Fund Dept 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995	10.20%
Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco, CA 94105-1905	9.43%

Wells Fargo - U.S. Equity Funds | 114

Principal Fund Holders
RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn Mutual Fund Ops Manager 60 S 6th St #Street-P08 Minneapolis, MN 55402-4413	7.96%
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plz FL 12 New York, NY 10004-1965	5.46%
UBS WM USA Omni Account M/F Special Custody Account EBOC 1000 Harbor Blvd Weehawken, NJ 07086-6761	5.30%
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	5.07%
Omega Growth Fund Administrator Class
TD Ameritrade Inc FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	21.19%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	8.33%
Norman Abraham 208 E Broadway Apt J1804 New York, NY 10002-5541	6.93%
First Clearing LLC A/C 6975-1557 2801 Market Street Saint Louis, MO 63103-2523	6.38%
Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	6.12%
Omega Growth Fund Institutional Class
Wells Fargo Bank NA FBO BC BS GA Comp Def Plan Mut Funds PO Box 1533 Minneapolis, MN 55480-1533	37.93%
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	14.28%
RBC Capital Markets LLC Mutual Fund Omnibus Processing Omnibus Attn Mutual Fund Ops Manager 60 S 6th St Minneapolis, MN 55402-4413	8.80%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd. Weehaken, NJ 07086-6761	8.62%

115 | Wells Fargo - U.S. Equity Funds

Principal Fund Holders
National Financial Services LLC For Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995	8.36%
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plz FL 12 New York, NY 10004-1965	6.24%
Omega Growth Fund Class R
Ascensus Trust Company FBO The TLM Group 401K Retirement Plan PO Box 10758 Fargo, ND 58106-0758	60.41%
MLPF&S For The Sole Benefit of Its Customers Attn Fund Admin 4800 Deer Lake Dr E 2nd FL Jacksonville, FL 32246-6484	24.64%
Mid Atlantic Trust Company FBO Erwin Quarder Inc 401K Profit Sharing Plan & Trust 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222-4228	10.45%
Premier Large Company Growth Fund Class A
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit Of Customers 2801 Market St Saint Louis, MO 63103-2523	21.81%
Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	5.14%
Premier Large Company Growth Fund Class C
Wells Fargo Clearing Services A/C 5918-3182 2801 Market Street Saint Louis, MO 63103-2523	29.38%
MLPF&S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr E 2nd FL Jacksonville, FL 32246-6484	14.52%
American Enterprise Investment Svc 707 2nd Ave S Minneapois, MN 55402-2405	13.67%
Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco, CA 94105-1905	8.99%
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plz FL 12 New York, NY 10004-1965	5.89%

Wells Fargo - U.S. Equity Funds | 116

Principal Fund Holders
Premier Large Company Growth Fund Administrator Class
Reliance Trust Company FBO Massmutual Various Non Qualified PO Box 28004 Atlanta, GA 30358-0004	33.15%
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn Mutual Fund Dept 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995	14.87%
Charles Schwab & Co Inc Special Custody Account 211 Main Street San Francisco, CA 94105-1905	12.95%
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit Of Customers 2801 Market St Saint Louis, MO 63103-2523	8.72%
Premier Large Company Growth Fund Institutional Class
American Enterprise Investment Svc 707 2nd Ave S Minneapolis, MN 55402-2405	19.47%
Wells Fargo Clearing Services A/C 8902-6358 2801 Market Street Saint Louis, MO 63103-2523	10.74%
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plz FL 12 New York, NY 10004-1965	10.17%
UBS WM USA Omni Account M/F Special Custody Account EBOC 1000 Harbor Blvd Weehawken, NJ 07086-6761	8.88%
National Financial Services LLC For Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995	7.58%
EGAP & Co Two Burlington Square PO Box 820 Burlington, VT 05402-0820	7.12%
State Street Bank & Trust TTEE Lockheed Martin Corp Deffered MGMT Incentive Comp U/A Attn: Matt Snyder 1200 Crown Colony Dr. Quincy, MA 02169-0938	5.75%
Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	5.66%
Premier Large Company Growth Fund Class R4

117 | Wells Fargo - U.S. Equity Funds

Principal Fund Holders
Great-West Trust Company LLC TTEE Employee Benefits Clients 401K 8515 E Orchard Rd Greenwood Village, CO 80111-5002	61.01%
Suntrust Bank FBO Various Suntrust Omnibus Accounts 8515 E Orchard Rd Greenwood Village, CO 80111-5002	33.63%
Premier Large Company Growth Fund Class R6
PIMS/Prudential Retirement As Nominee for the TTEE/CUST PL State of Connecticut Tier IV 55 Elm Street Hartford, CT 06106-1746	76.28%
Great West Trust Co. As Trustee FBO DTE Energy Company Savings And Stock Ownership Plan 11500 Outlook St Overland Parks, KS 66211-1804	15.39%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Wells Fargo - U.S. Equity Funds | 118

NOTES

119 | Wells Fargo - U.S. Equity Funds

WELLS FARGO FUNDS TRUST
FILE NOS. 333-74295; 811-09253

PART C
OTHER INFORMATION

Item 28. Exhibits
Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number	Exhibit Description	Location
(a)	Amended and Restated Declaration of Trust	Incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.
(b)	Not applicable
(c)	Not applicable
(d)(1)	Investment Management Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 407, filed August 26, 2015; Schedule A, incorporated by reference to Post-Effective Amendment No. 636, filed June 27, 2019.
(d)(2)	Investment Management Agreement with Wells Fargo Funds Management, LLC (Asset Allocation Fund)	Incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015.
(d)(3)	Investment Management Agreement with Wells Fargo Funds Management, LLC (Absolute Return Fund)	Incorporated by reference to Post-Effective Amendment No. 235, filed February 29, 2012; Schedule A, incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015.
(d)(4)	Investment Management Agreement with Wells Fargo Funds Management, LLC (New Funds since November 2015)	Incorporated by reference to Post-Effective Amendment No. 632 filed May 24, 2019.
(d)(5)	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 580, filed June 26, 2018; Schedule A, incorporated by reference to Post-Effective Amendment No. 646, filed August 26, 2019.
(d)(6)	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc.	Incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(d)(7)	Amended and Restated Investment Sub-Advisory Agreement with Wells Capital Management Incorporated	Incorporated by reference to Post-Effective Amendment No. 632 filed May 24, 2019. Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 646, filed August 26, 2019.
(d)(8)

Investment Sub-Advisory Agreement with RCM Capital Management LLC (formerly Dresdner RCM Global Investors, LLC) and Novation of Sub-Advisory Agreement substituting Allianz Global Investors, U.S. LLC for RCM Capital Management LLC

Incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Novation of Sub-Advisory Agreement, incorporated by reference to Post-Effective Amendment No. 307, filed July 26, 2013; Appendix, incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015; Schedule A, incorporated by reference to Post-Effective Amendment No. 545 filed on September 25, 2017.

(d)(9)	Investment Sub-Advisory Agreement with LSV Asset Management	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(d)(10)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.	Incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.

Number	Exhibit Description	Location
(d)(11)	Investment Sub-Advisory Agreement with Artisan Partners, Limited Partnership	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(12)	Expense Assumption Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 456, filed April 26, 2016.
(d)(13)	Investment Sub-Advisory Agreement with Wells Fargo Asset Management (International) Limited

Incorporated by reference to Post-Effective Amendment No. 624, filed February 28, 2019. Amendment to the Agreement, incorporated by reference to Post-Effective Amendment No. 636, filed June 27, 2019. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 642, filed July 24, 2019.

(e)	Distribution Agreement with Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014; Schedule I, incorporated by reference to Post-Effective Amendment No. 636, filed June 27, 2019.
(f)	Not applicable
(g)(1)	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Goldman Sachs Bank USA

Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010; Fifth Amendment incorporated by reference to Post-Effective Amendment No. 174, filed October 27, 2010; Schedule 2, First Amendment, Second Amendment, Third Amendment, Fourth Amendment and Sixth Amendment incorporated by reference to Post-Effective Amendment No. 177, filed January 28, 2011; Seventh Amendment, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011; Eighth Amendment incorporated by reference to Post-Effective Amendment No. 237 filed March 16, 2012; Ninth Amendment incorporated by reference to Post-Effective Amendment No. 274, filed December 26, 2012; Tenth Amendment, incorporated by reference to Post-Effective Amendment No. 393, filed April 28, 2015; Eleventh Amendment, incorporated by reference to Post-Effective Amendment No. 440, filed December 24, 2015; Thirteenth Amendment, incorporated by reference to Post-Effective Amendment No. 483, filed September 27, 2016; Fourteenth Amendment, incorporated by reference to Post-Effective Amendment No. 545 filed on September 25, 2017; Appendix A, incorporated by reference to Post-Effective Amendment No. 636, filed June 27, 2019.

(g)(2)	Master Custodian Agreement with State Street Bank and Trust Company	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Appendix A, incorporated by reference to Post-Effective Amendment No. 636, filed June 27, 2019.
(h)(1)	Class-Level Administration Agreement with Wells Fargo Funds Management, LLC

Incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015; Appendix A, incorporated by reference to Post-Effective Amendment No. 545 filed on September 25, 2017.; Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 636, filed June 27, 2019.

(h)(2)	Transfer Agency and Service Agreement with DST Asset Manager Solutions, Inc.	Incorporated by reference to Post-Effective Amendment No. 636, filed June 27, 2019.

Number	Exhibit Description	Location
(h)(3)	Shareholder Servicing Plan	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014; Appendix A, incorporated by reference to Post-Effective Amendment No. 636, filed June 27, 2019.
(h)(4)	Administrative and Shareholder Servicing Agreement, Form of Agreement	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014. Schedule I, incorporated by reference to Post-Effective Amendment No. 609, filed November 26, 2018.
(h)(5)	Shareholder Servicing Agreement with Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 580, filed June 26, 2018. Schedule I, incorporated by reference to Post-Effective Amendment No. 636, filed June 27, 2019.
(i)	Legal Opinion	Filed herewith.
(j)(A)	Consent of Independent Registered Accounting Firm	Filed herewith.
(j)(1)	Power of Attorney, Timothy J. Penny	Incorporated by reference to Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(2)	Power of Attorney, Andrew Owen	Incorporated by reference to Post-Effective Amendment No. 511, filed January 25, 2017.
(j)(3)	Power of Attorney, Olivia S. Mitchell	Incorporated by reference to Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(4)	Power of Attorney, Judith M. Johnson	Incorporated by reference to Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(5)	Power of Attorney, Isaiah Harris, Jr.	Incorporated by reference to Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(6)	Power of Attorney, David F. Larcker	Incorporated by reference to Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(7)	Power of Attorney, Nancy Wiser	Incorporated by reference to Post-Effective Amendment No. 254, filed September 4, 2012.
(j)(8)	Power of Attorney, Jeremy DePalma	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(j)(9)	Power of Attorney, William R. Ebsworth	Incorporated by reference to Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(10)	Power of Attorney, Jane A. Freeman	Incorporated by reference to Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(11)	Power of Attorney, James G. Polisson	Incorporated by reference to Post-Effective Amendment No. 574, filed April 26, 2018.
(k)	Not applicable
(l)	Not applicable
(m)	Distribution Plan	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014; Appendix A, incorporated by reference to Post-Effective Amendment No. 636, filed June 27, 2019.
(n)	Rule 18f-3 Multi-Class Plan	Incorporated by reference to Post-Effective Amendment No. 636, filed June 27, 2019.
(o)	Not applicable
(p)(1)

Joint Code of Ethics for Asset Allocation Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund, Wells Fargo Utilities & High Income Fund, Wells Fargo Funds Trust, Wells Fargo Master Trust, and Wells Fargo Variable Trust

Incorporated by reference to Post-Effective Amendment No. 467, filed June 21, 2016.
(p)(2)

Wells Fargo Asset Management Code of Ethics (Joint Code of Ethics for Wells Fargo Funds Management, LLC, Wells Fargo Funds Distributor, LLC, Wells Capital Management Incorporated and Wells Fargo Bank N.A. (dba Wells Capital Management Singapore)

Incorporated by reference to Post-Effective Amendment No. 630, filed April 26, 2019.
(p)(3)	Allianz Global Investors U.S. LLC (formerly RCM Capital Management, LLC) Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 509, filed December 23, 2016.

Number	Exhibit Description	Location
(p)(4)	Schroder Investment Management North America Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 580, filed June 26, 2018.
(p)(5)	LSV Asset Management Code of Ethics and Personal Trading Policy	Incorporated by reference to Post-Effective Amendment No. 304, filed June 26, 2013.
(p)(6)	Cooke & Bieler, L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 646, filed August 26, 2019.
(p)(7)	Artisan Partners Limited Partnership Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 609, filed November 26, 2018.

Item 29. Persons Controlled by or Under Common Control with Registrant.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 30. Indemnification.

Article IX of the Registrant’s Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant’s Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant’s Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 31. Business and Other Connections of the Investment Adviser.

(a) To the knowledge of Registrant, none of the directors or officers of Wells Fargo Funds Management, LLC is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Wells Capital Management Incorporated (“Wells Capital Management”), a wholly owned subsidiary of Wells Fargo Bank, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Schroder Investment Management North America Inc. (“Schroder”), serves as sub-adviser to various funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited (“Schroder Ltd.”) is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Allianz Global Investors U.S. LLC (“Allianz”) (formerly RCM Capital Management, LLC), serves as sub-adviser for various funds of the Trust. The descriptions of Allianz in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Allianz is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) LSV Asset Management (“LSV”) serves as sub-adviser to various funds of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(f) Cooke & Bieler, L.P. (“Cooke & Bieler”) serves as sub-adviser for various funds of the Trust. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(g) Artisan Partners Limited Partnership (“Artisan”) serves as sub-adviser for various funds of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(h) Wells Capital Management Singapore, a separately identifiable division of Wells Fargo Bank, N.A., serves as sub-adviser for various funds of the Trust. The descriptions of Wells Capital Management Singapore in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management Singapore is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(i) Wells Fargo Asset Management (International) Limited (“WFAM (International) Limited”), an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser for various funds of the Trust. The descriptions of WFAM (International) Limited in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of the sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32. Principal Underwriter.

(a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust, and is the exclusive placement agent for Wells Fargo Master Trust, both of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Andrew Owen Wells Fargo Asset Management Group 525 Market Street, 12th Floor San Francisco, CA 94105	Director, Chairman of the Board	President
Rene Picazo Wells Fargo Funds Distributor, LLC 525 Market Street, Floor 12 San Francisco, CA 94105	Director, President	None
Damian George Wells Fargo Securities, LLC 100 Park Ave., Floor 2 New York, NY 10017	Chief Financial Officer	None
Nicole E. Gallo Wells Fargo Funds Distributor, LLC 401 S. Tyron Street Charlotte, NC 28202	Chief Compliance Officer	None
Gale Gebstadt Wells Fargo Funds Distributor, LLC 45 Fremont Street, 26th Floor San Francisco, CA 94105	Secretary	None
Brian Higdon Wells Fargo Bank, N.A. 125 High Street, Floor 13 Boston, MA 02110	Anti-Money Laundering Compliance Officer	None
Bernadette Dooley Wells Fargo Bank, N.A. 301 S. Tryon Street, Floor 11 Charlotte, NC 28282	Assistant Secretary	None
A. Erdem Cimen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director	None
Fredrick Axsater Wells Fargo Asset Management Group 525 Market Street, Floor 10 San Francisco, CA 94105	Director	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment manager and class-level administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(c) DST Asset Manager Solutions, Inc. (formerly Boston Financial Data Services, Inc.) maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(e) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as former custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

(f) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

(g) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 7 Bryant Park, New York, New York 10018-3706.

(h) Allianz Global Investors U.S. LLC (formerly RCM Capital Management, LLC) maintains all Records relating to its services as investment sub-adviser at 555 Mission Street Suite 1700, San Francisco, CA 94105.

(i) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(j) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

(k) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(l) State Street Bank and Trust Company maintains all Records relating to its services as custodian and fund accountant at 1 Iron Street, Boston, Massachusetts 02210.

(m) Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore maintains all Records relating to its services as investment sub-adviser at 26/F, 80 Raffles Place, 20/21, UOB Plaza, Singapore 048624.

(n) Wells Fargo Asset Management (International) Limited maintains all Records relating to its services as investment sub-adviser at 33 King William Street, London, England, United Kingdom, EC4R 9AT.

Item 34. Management Services.

Other than as set forth under the captions “Management of the Funds” in the Prospectuses constituting Part A of this Registration Statement and “Management” in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 26th day of November, 2019.

WELLS FARGO FUNDS TRUST

By: /s/ Maureen E. Towle

Maureen E. Towle
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 666 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

/s/ James G. Polisson James G. Polisson* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Jane A. Freeman Jane A. Freeman* Trustee	/s/ William R. Ebsworth William R. Ebsworth* Trustee
/s/ Andrew Owen Andrew Owen* President (Principal Executive Officer)	/s/ Jeremy M. DePalma Jeremy M. DePalma* Treasurer (Principal Financial Officer)

*By: /s/ Maureen E. Towle

Maureen E. Towle
As Attorney-in-Fact
November 26, 2019

Exhibit No.	Exhibits
(i)	Legal Opinion
(j)(A)	Consent of Independent Registered Accounting Firm